UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21774

First Trust Exchange-Traded Fund
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.

First Trust Portfolios L.P.

120 East Liberty Drive, Suite 400

Wheaton, IL 60187
(Name and address of agent for service)

Registrant's telephone number, including area code: 630-765-8000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments
September 30, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Aerospace & Defense — 1.0%
2,768	National Presto Industries, Inc.	$233,232
5,033	Sparton Corp. (a)	107,706
6,025	Vectrus, Inc. (a)	132,791

		473,729

	Air Freight & Logistics — 0.3%
4,991	Park-Ohio Holdings Corp.	144,040

	Auto Components — 2.5%
10,121	Fox Factory Holding Corp. (a)	170,640
24,970	Modine Manufacturing Co. (a)	196,514
4,823	Shiloh Industries, Inc. (a)	39,066
14,813	Stoneridge, Inc. (a)	182,792
2,047	Strattec Security Corp.	129,084
13,351	Superior Industries International, Inc.	249,397
12,042	Tower International, Inc. (a)	286,118

		1,253,611

	Automobiles — 0.6%
15,369	Winnebago Industries, Inc.	294,316

	Banks — 19.9%
3,781	Access National Corp.	77,019
7,355	Arrow Financial Corp.	196,379
16,888	Banc of California, Inc.	207,216
3,067	Bank of Marin Bancorp	147,185
3,408	Bar Harbor Bankshares	109,022
5,630	Bridge Bancorp, Inc.	150,377
9,344	Bryn Mawr Bank Corp.	290,318
4,251	Camden National Corp.	171,741
17,459	Cascade Bancorp (a)	94,453
25,923	CenterState Banks, Inc.	381,068
20,836	CoBiz Financial, Inc.	271,076
9,379	Community Trust Bancorp, Inc.	333,048
11,388	Enterprise Financial Services Corp.	286,636
4,061	Farmers Capital Bank Corp. (a)	100,916
10,051	Fidelity Southern Corp.	212,478
7,689	Financial Institutions, Inc.	190,534
10,588	First Bancorp	179,996
13,714	First Busey Corp.	272,497
4,503	First Business Financial Services, Inc.	105,911
9,305	First Community Bancshares, Inc.	166,560
8,143	First Connecticut Bancorp, Inc.	131,265
6,664	First Financial Corp.	215,580
15,514	Flushing Financial Corp.	310,590
1,498	Franklin Financial Network, Inc. (a)	33,480
7,037	German American Bancorp, Inc.	205,973
5,509	Great Southern Bancorp, Inc.	238,540
6,123	Green Bancorp, Inc. (a)	70,170
8,271	Guaranty Bancorp	136,223
17,093	Heritage Financial Corp.	321,690
9,727	HomeTrust Bancshares, Inc. (a)	180,436
4,764	Horizon Bancorp	113,145
12,913	Independent Bank Corp.	190,596

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
20,112	Lakeland Bancorp, Inc.	$223,444
14,880	Macatawa Bank Corp.	77,078
11,723	MainSource Financial Group, Inc.	238,680
9,456	Mercantile Bank Corp.	196,496
7,354	Metro Bancorp, Inc.	216,134
5,442	MidSouth Bancorp, Inc.	63,671
20,474	NewBridge Bancorp	174,643
3,676	Northrim BanCorp, Inc.	106,347
4,301	Old Line Bancshares, Inc.	69,934
16,817	Old Second Bancorp, Inc. (a)	104,770
10,620	Pacific Continental Corp.	141,352
12,274	Pacific Premier Bancorp, Inc. (a)	249,408
25,678	Park Sterling Corp.	174,610
7,688	Peapack-Gladstone Financial Corp.	162,755
10,486	Peoples Bancorp, Inc.	218,004
5,996	QCR Holdings, Inc.	131,133
4,989	Republic Bancorp, Inc., Class A	122,480
14,292	Seacoast Banking Corp. of Florida (a)	209,807
6,196	Sierra Bancorp	98,888
11,289	TriCo Bancshares	277,371
12,306	TriState Capital Holdings, Inc. (a)	153,456
8,750	Triumph Bancorp, Inc. (a)	147,000
8,483	Univest Corp. of Pennsylvania	163,043

		9,812,622

	Beverages — 0.3%
7,665	MGP Ingredients, Inc.	122,717

	Building Products — 1.0%
16,795	Gibraltar Industries, Inc. (a)	308,188
9,783	Insteel Industries, Inc.	157,311

		465,499

	Capital Markets — 1.4%
8,791	INTL FCStone, Inc. (a)	217,050
8,437	Manning & Napier, Inc.	62,096
5,842	Oppenheimer Holdings, Inc., Class A	116,899
8,618	Piper Jaffray Cos. (a)	311,713

		707,758

	Chemicals — 2.3%
4,070	Core Molding Technologies, Inc. (a)	75,092
12,973	FutureFuel Corp.	128,173
5,472	Hawkins, Inc.	210,672
4,268	KMG Chemicals, Inc.	82,330
26,459	OMNOVA Solutions, Inc. (a)	146,583
24,470	Rayonier Advanced Materials, Inc.	149,756
10,977	Trecora Resources (a)	136,334
14,170	Tredegar Corp.	185,344

		1,114,284

	Commercial Services & Supplies — 2.0%
14,728	Ennis, Inc.	255,678

See Notes to Portfolio of Investments

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments (Continued)
September 30, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Commercial Services & Supplies (Continued)
21,908	InnerWorkings, Inc. (a)	$136,925
18,701	Kimball International, Inc., Class B	176,911
10,267	SP Plus Corp. (a)	237,681
15,803	TRC Cos., Inc. (a)	186,950

		994,145

	Communications Equipment — 1.4%
5,049	Bel Fuse, Inc., Class B	98,153
20,694	CalAmp Corp. (a)	332,966
9,198	Comtech Telecommunications Corp.	189,571
3,443	TESSCO Technologies, Inc.	72,441

		693,131

	Construction & Engineering — 1.6%
7,163	Argan, Inc.	248,413
21,615	Furmanite Corp. (a)	131,419
12,006	MYR Group, Inc. (a)	314,557
15,545	Orion Marine Group, Inc. (a)	92,959

		787,348

	Consumer Finance — 0.8%
10,715	Consumer Portfolio Services, Inc. (a)	53,361
15,253	Enova International, Inc. (a)	155,886
6,597	Nicholas Financial, Inc. (a)	85,629
6,033	Regional Management Corp. (a)	93,511

		388,387

	Containers & Packaging — 0.8%
2,271	AEP Industries, Inc. (a)	130,196
13,089	Myers Industries, Inc.	175,393
3,529	UFP Technologies, Inc. (a)	80,638

		386,227

	Diversified Consumer Services — 1.9%
9,655	Bridgepoint Education, Inc. (a)	73,571
9,449	Carriage Services, Inc.	204,004
4,002	Collectors Universe, Inc.	60,350
17,923	K12, Inc. (a)	222,962
6,293	Strayer Education, Inc. (a)	345,926
11,983	Universal Technical Institute, Inc.	42,061

		948,874

	Diversified Financial Services — 0.4%
13,717	GAIN Capital Holdings, Inc.	99,860
5,174	Marlin Business Services Corp.	79,628

		179,488

	Diversified Telecommunication Services — 2.4%
6,281	Hawaiian Telcom Holdco, Inc. (a)	130,519
9,904	IDT Corp., Class B	141,627
19,169	Inteliquent, Inc.	428,044
13,067	Lumos Networks Corp.	158,895

Shares	Description	Value

	Common Stocks (Continued)
	Diversified Telecommunication Services (Continued)
24,305	Premiere Global Services, Inc. (a)	$333,951

		1,193,036

	Electric Utilities — 0.6%
7,496	Unitil Corp.	276,452

	Electrical Equipment — 0.1%
3,498	Allied Motion Technologies, Inc.	62,159

	Electronic Equipment, Instruments & Components — 3.7%
18,733	CTS Corp.	346,748
21,979	Daktronics, Inc.	190,558
10,041	Electro Rent Corp.	104,226
17,866	GSI Group, Inc. (a)	227,434
12,484	Kimball Electronics, Inc. (a)	148,934
22,585	Newport Corp. (a)	310,544
11,635	Park Electrochemical Corp.	204,660
10,225	PC Connection, Inc.	211,964
7,187	Vishay Precision Group, Inc. (a)	83,297

		1,828,365

	Energy Equipment & Services — 1.8%
18,198	Hornbeck Offshore Services, Inc. (a)	246,219
7,266	Natural Gas Services Group, Inc. (a)	140,234
48,015	Newpark Resources, Inc. (a)	245,837
70,277	Parker Drilling Co. (a)	184,828
3,761	PHI, Inc. (a)	71,008

		888,126

	Food & Staples Retailing — 0.5%
10,645	Chefs’ Warehouse (The), Inc. (a)	150,733
3,973	Village Super Market, Inc., Class A	93,803

		244,536

	Food Products — 1.8%
1,559	Alico, Inc.	63,280
3,228	Farmer Bros. Co. (a)	87,963
11,175	Inventure Foods, Inc. (a)	99,234
4,873	John B. Sanfilippo & Son, Inc.	249,790
15,412	Landec Corp. (a)	179,858
12,393	Omega Protein Corp. (a)	210,309

		890,434

	Health Care Equipment & Supplies — 0.2%
5,855	Exactech, Inc. (a)	102,053

	Health Care Providers & Services — 2.7%
3,797	Addus HomeCare Corp. (a)	118,277
4,707	Almost Family, Inc. (a)	188,515
5,913	CorVel Corp. (a)	190,990
25,442	Five Star Quality Care, Inc. (a)	78,616
5,466	Landauer, Inc.	202,187

See Notes to Portfolio of Investments

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments (Continued)
September 30, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
13,779	Triple-S Management Corp., Class B (a)	$245,404
7,088	U.S. Physical Therapy, Inc.	318,180

		1,342,169

	Health Care Technology — 0.5%
5,998	Computer Programs and Systems, Inc.	252,696

	Hotels, Restaurants & Leisure — 1.9%
7,892	Bravo Brio Restaurant Group, Inc. (a)	88,943
13,381	Del Frisco’s Restaurant Group, Inc. (a)	185,862
10,772	Marcus (The) Corp.	208,330
6,103	Monarch Casino & Resort, Inc. (a)	109,671
20,092	Ruth’s Hospitality Group, Inc.	326,294

		919,100

	Household Durables — 2.6%
5,767	Bassett Furniture Industries, Inc.	160,611
4,709	Cavco Industries, Inc. (a)	320,636
8,099	Century Communities, Inc. (a)	160,765
3,439	Flexsteel Industries, Inc.	107,469
6,169	Hooker Furniture Corp.	145,218
8,179	LGI Homes, Inc. (a)	222,387
4,995	New Home Co., (The), Inc. (a)	64,685
16,824	ZAGG, Inc. (a)	114,235

		1,296,006

	Household Products — 0.9%
18,643	Central Garden & Pet Co., Class A (a)	300,339
5,151	Orchids Paper Products Co.	134,441

		434,780

	Insurance — 1.3%
7,359	Federated National Holding Co.	176,763
5,154	HCI Group, Inc.	199,821
1,881	Kansas City Life Insurance Co.	88,388
18,019	State National Cos., Inc.	168,478

		633,450

	Internet & Catalog Retail — 0.4%
11,601	PetMed Express, Inc.	186,776

	Internet Software & Services — 0.7%
24,768	DHI Group, Inc. (a)	181,054
13,707	Liquidity Services, Inc. (a)	101,295
8,430	United Online, Inc. (a)	84,300

		366,649

	IT Services — 1.6%
14,404	Hackett Group (The), Inc.	198,055
16,753	Information Services Group, Inc.	65,504
33,040	Lionbridge Technologies, Inc. (a)	163,218
20,138	Perficient, Inc. (a)	310,729

Shares	Description	Value

	Common Stocks (Continued)
	IT Services (Continued)
23,988	Planet Payment, Inc. (a)	$67,886

		805,392

	Leisure Products — 0.4%
9,349	JAKKS Pacific, Inc. (a)	79,653
9,970	Malibu Boats, Inc., Class A (a)	139,381

		219,034
	Machinery — 4.7%
5,327	Alamo Group, Inc.	249,037
11,451	Columbus McKinnon Corp.	207,950
15,117	Commercial Vehicle Group, Inc. (a)	60,922
12,759	Douglas Dynamics, Inc.	253,394
12,262	Global Brass & Copper Holdings, Inc.	251,494
5,770	Graham Corp.	101,840
3,739	Hurco Cos., Inc.	98,111
6,257	Kadant, Inc.	244,086
9,706	Lydall, Inc. (a)	276,524
6,471	Miller Industries, Inc.	126,443
15,314	NN, Inc.	283,309
5,465	Twin Disc, Inc.	67,821
6,230	Xerium Technologies, Inc. (a)	80,865

		2,301,796

	Media — 0.6%
13,465	Entercom Communications Corp., Class A (a)	136,804
28,940	Lee Enterprises, Inc. (a)	60,195
9,161	Reading International, Inc., Class A (a)	116,070

		313,069

	Metals & Mining — 1.2%
7,102	Haynes International, Inc.	268,739
11,484	Materion Corp.	344,750

		613,489

	Personal Products — 0.7%
5,418	Medifast, Inc. (a)	145,527
4,103	Natural Health Trends Corp.	134,086
9,809	Synutra International, Inc. (a)	46,593

		326,206

	Pharmaceuticals — 0.4%
28,304	SciClone Pharmaceuticals, Inc. (a)	196,430

	Professional Services — 3.1%
28,502	CBIZ, Inc. (a)	279,890
5,175	CRA International, Inc. (a)	111,676
8,601	Franklin Covey Co. (a)	138,132
9,811	GP Strategies Corp. (a)	223,887
9,858	Heidrick & Struggles International, Inc.	191,738
16,883	Kelly Services, Inc., Class A	238,726
21,335	Resources Connection, Inc.	321,518

		1,505,567

See Notes to Portfolio of Investments

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments (Continued)
September 30, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Real Estate Investment Trusts — 7.5%
16,212	AG Mortgage Investment Trust, Inc.	$246,747
18,315	Apollo Residential Mortgage, Inc.	231,868
23,555	Arbor Realty Trust, Inc.	149,810
16,325	Ares Commercial Real Estate Corp.	195,737
14,276	Armada Hoffler Properties, Inc.	139,476
117,308	Chimera Investment Corp.	1,568,408
3,759	Ellington Residential Mortgage REIT	45,672
27,272	Hersha Hospitality Trust	617,983
19,140	Resource Capital Corp.	213,794
23,920	Western Asset Mortgage Capital Corp.	301,631

		3,711,126

	Real Estate Management & Development — 0.5%
6,980	RE/MAX Holdings, Inc., Class A	251,140

	Road & Rail — 1.5%
15,506	Celadon Group, Inc.	248,406
6,989	Covenant Transportation Group, Inc., Class A (a)	125,592
13,620	Marten Transport Ltd.	220,236
1,738	P.A.M. Transportation Services, Inc. (a)	57,441
4,534	Universal Truckload Services, Inc.	70,594

		722,269

	Semiconductors & Semiconductor Equipment — 2.8%
7,593	Cascade Microtech, Inc. (a)	107,365
14,153	Cohu, Inc.	139,549
14,397	IXYS Corp.	160,670
42,857	Mattson Technology, Inc. (a)	99,857
11,474	Pericom Semiconductor Corp.	209,400
38,071	Photronics, Inc. (a)	344,923
18,105	Ultra Clean Holdings, Inc. (a)	103,923
31,150	Xcerra Corp. (a)	195,622

		1,361,309

	Software — 1.1%
14,853	American Software, Inc., Class A	139,915
3,327	ePlus, Inc. (a)	263,066
5,087	QAD, Inc., Class A	130,227

		533,208

	Specialty Retail — 3.3%
10,636	Big 5 Sporting Goods Corp.	110,402
9,029	Build-A-Bear Workshop, Inc. (a)	170,558
8,875	Citi Trends, Inc.	207,498
11,761	Haverty Furniture Cos., Inc.	276,148
8,981	Kirkland’s, Inc.	193,451
8,414	Shoe Carnival, Inc.	200,253
10,306	Sportsman’s Warehouse Holdings, Inc. (a)	126,970
18,231	Stage Stores, Inc.	179,393

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
16,683	Stein Mart, Inc.	$161,491

		1,626,164

	Technology Hardware, Storage & Peripherals — 0.7%
35,568	Dot Hill Systems Corp. (a)	346,077

	Textiles, Apparel & Luxury Goods — 1.9%
5,298	Culp, Inc.	169,907
9,446	Movado Group, Inc.	243,990
6,682	Perry Ellis International, Inc. (a)	146,737
3,971	Rocky Brands, Inc.	56,348
4,645	Superior Uniform Group, Inc.	83,285
8,548	Unifi, Inc. (a)	254,816

		955,083

	Thrifts & Mortgage Finance — 4.5%
24,373	Bank Mutual Corp.	187,185
17,401	Dime Community Bancshares, Inc.	294,077
5,388	Federal Agricultural Mortgage Corp., Class C	139,711
5,285	First Defiance Financial Corp.	193,220
11,838	HomeStreet, Inc. (a)	273,458
4,186	Impac Mortgage Holdings, Inc. (a)	68,441
3,965	Meta Financial Group, Inc.	165,618
7,543	OceanFirst Financial Corp.	129,890
4,603	Territorial Bancorp, Inc.	119,862
54,293	TrustCo Bank Corp. NY	317,071
27,260	United Community Financial Corp.	136,300
14,736	Waterstone Financial, Inc.	198,641

		2,223,474

	Trading Companies & Distributors — 1.4%
7,152	DXP Enterprises, Inc. (a)	195,106
17,907	H&E Equipment Services, Inc.	299,405
9,793	Houston Wire & Cable Co.	62,088
7,919	Stock Building Supply Holdings, Inc. (a)	139,454

		696,053

	Water Utilities — 1.0%
9,223	Middlesex Water Co.	219,876
9,528	SJW Corp.	292,986

		512,862

	Wireless Telecommunication Services — 0.6%
9,493	NTELOS Holdings Corp. (a)	85,722

See Notes to Portfolio of Investments

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments (Continued)
September 30, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Wireless Telecommunication Services (Continued)
12,273	Spok Holdings, Inc.	$202,013

		287,735

	Total Investments — 99.8%	49,190,446
	(Cost $50,046,197) (b)
	Net Other Assets and Liabilities — 0.2%	98,888

	Net Assets — 100.0%	$49,289,334

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,860,858 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,716,609.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$49,190,446	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2015.

See Notes to Portfolio of Investments

First Trust Morningstar Dividend Leaders Index Fund (FDL)

Portfolio of Investments
September 30, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Aerospace & Defense — 1.4%
52,357	Lockheed Martin Corp.	$10,854,130

	Banks — 2.8%
41,511	Community Bank System, Inc.	1,542,964
133,062	F.N.B. Corp.	1,723,153
105,376	FirstMerit Corp.	1,861,994
59,034	Hancock Holding Co.	1,596,870
130,325	National Penn Bancshares, Inc.	1,531,319
108,932	Old National Bancorp	1,517,423
55,804	PacWest Bancorp	2,388,969
17,649	Park National Corp.	1,592,293
156,692	People’s United Financial, Inc.	2,464,765
67,469	Trustmark Corp.	1,563,257
119,038	Umpqua Holdings Corp.	1,940,319
45,648	United Bankshares, Inc.	1,734,167

		21,457,493

	Beverages — 4.3%
833,801	Coca-Cola (The) Co.	33,452,096

	Capital Markets — 0.2%
53,629	Waddell & Reed Financial, Inc., Class A	1,864,680

	Chemicals — 1.6%
291,342	Dow Chemical (The) Co.	12,352,901

	Commercial Services & Supplies — 0.3%
158,859	R.R. Donnelley & Sons Co.	2,312,987

	Containers & Packaging — 0.5%
41,718	Greif, Inc., Class A	1,331,221
37,573	Packaging Corp. of America	2,260,392

		3,591,613

	Diversified Telecommunication Services — 15.7%
2,135,477	AT&T, Inc.	69,573,841
1,198,762	Verizon Communications, Inc.	52,158,134

		121,731,975

	Electric Utilities — 10.2%
36,370	ALLETE, Inc.	1,836,321
138,054	American Electric Power Co., Inc.	7,849,750
215,468	Duke Energy Corp.	15,500,768
76,359	Entergy Corp.	4,970,971
94,418	Eversource Energy	4,779,439
84,637	Great Plains Energy, Inc.	2,286,892
70,715	Hawaiian Electric Industries, Inc.	2,028,813
123,634	Pepco Holdings, Inc.	2,994,416
46,399	Pinnacle West Capital Corp.	2,976,032
52,872	Portland General Electric Co.	1,954,678
242,081	PPL Corp.	7,962,044
304,065	Southern (The) Co.	13,591,706
38,090	UIL Holdings Corp.	1,914,784

Shares	Description	Value

	Common Stocks (Continued)
	Electric Utilities (Continued)
67,203	Westar Energy, Inc.	$2,583,283
154,865	Xcel Energy, Inc.	5,483,770

		78,713,667

	Energy Equipment & Services — 1.6%
58,073	Helmerich & Payne, Inc.	2,744,530
138,697	National Oilwell Varco, Inc.	5,221,942
283,657	Noble Corp. PLC	3,094,698
96,943	Tidewater, Inc.	1,273,831

		12,335,001

	Food & Staples Retailing — 0.7%
129,540	Sysco Corp.	5,048,174

	Food Products — 0.2%
45,912	B&G Foods, Inc.	1,673,492

	Gas Utilities — 1.8%
43,507	AGL Resources, Inc.	2,655,667
32,725	Laclede Group (The), Inc.	1,784,494
34,549	Northwest Natural Gas Co.	1,583,726
48,918	Piedmont Natural Gas Co., Inc.	1,960,144
109,476	Questar Corp.	2,124,929
68,558	South Jersey Industries, Inc.	1,731,090
32,420	WGL Holdings, Inc.	1,869,662

		13,709,712

	Hotels, Restaurants & Leisure — 3.1%
38,736	Darden Restaurants, Inc.	2,654,965
212,050	McDonald’s Corp.	20,893,287

		23,548,252

	Household Durables — 0.8%
71,313	Garmin Ltd.	2,558,710
49,174	M.D.C. Holdings, Inc.	1,287,375
38,548	Tupperware Brands Corp.	1,907,741

		5,753,826

	Household Products — 7.2%
84,815	Kimberly-Clark Corp.	9,248,228
642,310	Procter & Gamble (The) Co.	46,207,781

		55,456,009

	Industrial Conglomerates — 7.5%
2,299,810	General Electric Co.	58,001,208

	Insurance — 1.0%
52,941	Cincinnati Financial Corp.	2,848,226
19,541	Erie Indemnity Co., Class A	1,620,730
144,837	Old Republic International Corp.	2,265,251
93,508	OneBeacon Insurance Group Ltd., Class A	1,312,852

		8,047,059

See Notes to Portfolio of Investments

First Trust Morningstar Dividend Leaders Index Fund (FDL)

Portfolio of Investments (Continued)
September 30, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Machinery — 1.4%
167,562	Caterpillar, Inc.	$10,951,852

	Media — 0.4%
31,480	Meredith Corp.	1,340,419
83,735	Regal Entertainment Group, Class A	1,565,007

		2,905,426

	Multi-Utilities — 8.9%
48,382	Alliant Energy Corp.	2,829,863
92,219	Ameren Corp.	3,898,097
55,011	Avista Corp.	1,829,116
42,254	Black Hills Corp.	1,746,780
209,215	CenterPoint Energy, Inc.	3,774,239
95,830	CMS Energy Corp.	3,384,715
93,157	Consolidated Edison, Inc.	6,227,545
151,873	Dominion Resources, Inc.	10,688,822
54,911	DTE Energy Co.	4,413,197
122,270	MDU Resources Group, Inc.	2,103,044
34,149	NorthWestern Corp.	1,838,241
135,190	PG&E Corp.	7,138,032
152,048	Public Service Enterprise Group, Inc.	6,410,344
59,722	SCANA Corp.	3,359,960
92,049	TECO Energy, Inc.	2,417,207
49,762	Vectren Corp.	2,090,502
92,889	WEC Energy Group, Inc.	4,850,663

		69,000,367

	Oil, Gas & Consumable Fuels — 9.8%
1,022,733	Exxon Mobil Corp.	76,040,199

	Paper & Forest Products — 0.2%
43,408	Schweitzer-Mauduit International, Inc.	1,492,367

	Pharmaceuticals — 5.4%
1,323,155	Pfizer, Inc.	41,560,299

	Semiconductors & Semiconductor Equipment — 1.0%
146,371	Intersil Corp., Class A	1,712,541
63,397	KLA-Tencor Corp.	3,169,850
94,956	Maxim Integrated Products, Inc.	3,171,530

		8,053,921

	Software — 0.4%
111,110	CA, Inc.	3,033,303

	Specialty Retail — 0.4%
71,247	Abercrombie & Fitch Co., Class A	1,509,724
68,228	Guess?, Inc.	1,457,350

		2,967,074

	Technology Hardware, Storage & Peripherals — 0.2%
54,103	Diebold, Inc.	1,610,646

Shares	Description	Value

	Common Stocks (Continued)
	Textiles, Apparel & Luxury Goods — 0.4%
117,034	Coach, Inc.	$3,385,794

	Thrifts & Mortgage Finance — 0.7%
216,596	New York Community Bancorp, Inc.	3,911,724
119,949	Northwest Bancshares, Inc.	1,559,337

		5,471,061

	Tobacco — 9.3%
480,009	Altria Group, Inc.	26,112,489
477,133	Philip Morris International, Inc.	37,850,961
184,918	Reynolds American, Inc.	8,186,320

		72,149,770

	Trading Companies & Distributors — 0.4%
72,784	Aircastle Ltd.	1,500,078
108,265	TAL International Group, Inc.	1,479,983

		2,980,061

	Total Investments — 99.8%	771,506,415
	(Cost $788,374,457) (a)
	Net Other Assets and Liabilities — 0.2%	1,683,759

	Net Assets — 100.0%	$773,190,174

(a)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $36,545,836 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $53,413,878.

See Notes to Portfolio of Investments

First Trust Morningstar Dividend Leaders Index Fund (FDL)

Portfolio of Investments (Continued)
September 30, 2015 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$771,506,415	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period areassumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2015.

See Notes to Portfolio of Investments

First Trust US IPO Index Fund (FPX)

Portfolio of Investments
September 30, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Auto Components — 2.1%
204,713	Delphi Automotive PLC	$15,566,377

	Automobiles — 6.7%
1,222,470	Fiat Chrysler Automobiles N.V. (a) (b)	16,148,828
1,140,391	General Motors Co.	34,234,538

		50,383,366

	Banks — 2.1%
379,797	Citizens Financial Group, Inc.	9,061,957
102,068	First Republic Bank	6,406,808

		15,468,765

	Biotechnology — 11.1%
1,191,708	AbbVie, Inc.	64,840,832
321,672	Baxalta, Inc.	10,135,885
36,586	Clovis Oncology, Inc. (b)	3,364,449
82,512	Intrexon Corp. (a) (b)	2,623,882
27,850	Ultragenyx Pharmaceutical, Inc. (b)	2,682,233

		83,647,281

	Building Products — 1.3%
68,981	Allegion PLC	3,977,445
115,145	Fortune Brands Home & Security, Inc.	5,465,933

		9,443,378

	Capital Markets — 0.3%
99,350	Virtu Financial, Inc., Class A	2,277,102

	Chemicals — 0.6%
169,588	Axalta Coating Systems Ltd. (b)	4,297,360

	Commercial Services & Supplies — 1.0%
122,342	ADT (The) Corp. (a)	3,658,026
102,072	KAR Auction Services, Inc.	3,623,556

		7,281,582

	Communications Equipment — 2.3%
48,543	Arista Networks, Inc. (a) (b)	2,970,346
136,780	CommScope Holding Co., Inc. (b)	4,107,504
60,230	Palo Alto Networks, Inc. (b)	10,359,560

		17,437,410

	Construction Materials — 0.2%
71,273	Summit Materials, Inc., Class A (b)	1,337,794

	Consumer Finance — 4.5%
346,837	Ally Financial, Inc. (b)	7,068,538
197,984	Santander Consumer USA Holdings, Inc. (b)	4,042,833
96,822	Springleaf Holdings, Inc. (b)	4,233,058

Shares	Description	Value

	Common Stocks (Continued)
	Consumer Finance (Continued)
600,264	Synchrony Financial (a) (b)	$18,788,263

		34,132,692

	Containers & Packaging — 0.3%
86,250	Berry Plastics Group, Inc. (b)	2,593,537

	Diversified Consumer Services — 1.1%
43,693	Bright Horizons Family Solutions, Inc. (b)	2,806,839
97,678	Houghton Mifflin Harcourt Co. (b)	1,983,840
97,333	ServiceMaster Global Holdings, Inc. (b)	3,265,522

		8,056,201

	Diversified Financial Services — 0.8%
162,942	Voya Financial, Inc.	6,317,261

	Diversified Telecommunication Services — 0.6%
174,954	Zayo Group Holdings, Inc. (b)	4,436,833

	Electronic Equipment, Instruments & Components — 1.2%
122,095	CDW Corp.	4,988,802
122,009	Keysight Technologies, Inc. (b)	3,762,757

		8,751,559

	Food Products — 6.9%
576,296	Kraft Heinz (The) Co.	40,674,972
83,934	Pinnacle Foods, Inc.	3,515,156
47,515	Post Holdings, Inc. (b)	2,808,136
126,536	WhiteWave Foods (The) Co. (b)	5,080,420

		52,078,684

	Gas Utilities — 0.2%
37,544	ONE Gas, Inc.	1,701,870

	Health Care Providers & Services — 4.2%
45,822	Diplomat Pharmacy, Inc. (b)	1,316,466
133,718	Envision Healthcare Holdings, Inc. (b)	4,919,485
298,918	HCA Holdings, Inc. (b)	23,124,297
69,106	Premier, Inc., Class A (b)	2,375,173

		31,735,421

	Health Care Technology — 1.1%
236,495	IMS Health Holdings, Inc. (b)	6,882,005
37,870	Press Ganey Holdings, Inc. (b)	1,120,573

		8,002,578

	Hotels, Restaurants & Leisure — 6.1%
172,503	Aramark	5,112,989

See Notes to Portfolio of Investments

First Trust US IPO Index Fund (FPX)

Portfolio of Investments (Continued)
September 30, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure (Continued)
88,291	Bloomin’ Brands, Inc.	$1,605,130
35,999	Dave & Buster’s Entertainment, Inc. (b)	1,361,842
710,910	Hilton Worldwide Holdings, Inc.	16,308,276
164,977	Norwegian Cruise Line Holdings Ltd. (b)	9,453,182
336,215	Restaurant Brands International, Inc.	12,076,843

		45,918,262

	Household Durables — 0.3%
69,896	GoPro, Inc., Class A (a) (b)	2,182,153

	Household Products — 0.2%
44,775	Energizer Holdings, Inc.	1,733,240

	Internet & Catalog Retail — 1.4%
102,231	Liberty Ventures, Series A (b)	4,125,021
103,740	TripAdvisor, Inc. (b)	6,537,695

		10,662,716

	Internet Software & Services — 12.3%
862,472	Facebook, Inc., Class A (b)	77,536,233
54,716	Shopify, Inc., Class A (a) (b)	1,926,003
486,901	Twitter, Inc. (b)	13,117,113

		92,579,349

	IT Services — 4.1%
48,948	Black Knight Financial Services, Inc., Class A (b)	1,593,257
39,309	Blackhawk Network Holdings, Inc. (b)	1,666,309
35,821	EPAM Systems, Inc. (b)	2,669,381
438,711	PayPal Holdings, Inc. (b)	13,617,590
197,068	Sabre Corp.	5,356,308
136,072	Vantiv, Inc., Class A (b)	6,112,354

		31,015,199

	Leisure Products — 0.3%
45,493	Vista Outdoor, Inc. (b)	2,021,254

	Life Sciences Tools & Services — 1.6%
38,275	INC Research Holdings, Inc., Class A (b)	1,531,000
43,317	PRA Health Sciences, Inc. (b)	1,681,999
88,343	Quintiles Transnational Holdings, Inc. (b)	6,146,022
94,572	VWR Corp. (b)	2,429,555

		11,788,576

	Machinery — 1.0%
127,015	Allison Transmission Holdings, Inc.	3,390,030

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
130,669	Xylem, Inc.	$4,292,477

		7,682,507

	Media — 2.5%
51,835	AMC Networks, Inc., Class A (b)	3,792,767
74,154	Liberty Broadband Corp., Class A (b)	3,814,482
241,901	Liberty Media Corp., Class A (b)	8,640,703
73,432	Starz, Class A (b)	2,741,951

		18,989,903

	Multiline Retail — 0.4%
54,254	Burlington Stores, Inc. (b)	2,769,124

	Oil, Gas & Consumable Fuels — 5.9%
199,449	Antero Resources Corp. (a) (b)	4,220,341
47,646	Diamondback Energy, Inc. (b)	3,077,932
61,759	PBF Energy, Inc., Class A	1,743,456
459,079	Phillips 66	35,275,630

		44,317,359

	Personal Products — 0.9%
259,901	Coty, Inc., Class A	7,032,921

	Pharmaceuticals — 2.9%
89,648	Catalent, Inc. (b)	2,178,447
71,995	Mallinckrodt PLC (b)	4,603,360
359,213	Zoetis, Inc.	14,792,391

		21,574,198

	Professional Services — 1.9%
264,118	Nielsen Holdings PLC	11,745,328
87,370	TransUnion (b)	2,194,734

		13,940,062

	Real Estate Investment Trusts — 0.3%
82,446	Gaming and Leisure Properties, Inc.	2,448,646

	Real Estate Management & Development — 0.5%
105,496	Realogy Holdings Corp. (b)	3,969,814

	Semiconductors & Semiconductor Equipment — 3.5%
22,564	Ambarella, Inc. (a) (b)	1,303,974
223,888	Freescale Semiconductor Ltd. (b)	8,189,823
38,123	M/A-COM Technology Solutions Holdings, Inc. (b)	1,105,186
181,245	NXP Semiconductors N.V. (b)	15,781,002

		26,379,985

	Software — 4.0%
115,236	CDK Global, Inc.	5,505,976
114,775	FireEye, Inc. (b)	3,652,141
50,793	Guidewire Software, Inc. (b)	2,670,696
42,555	Paycom Software, Inc. (b)	1,528,150

See Notes to Portfolio of Investments

First Trust US IPO Index Fund (FPX)

Portfolio of Investments (Continued)
September 30, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
112,382	ServiceNow, Inc. (b)	$7,804,930
92,497	Splunk, Inc. (b)	5,119,709
51,835	Tableau Software, Inc., Class A (b)	4,135,396

		30,416,998

	Specialty Retail — 0.8%
149,746	Michaels Cos., (The), Inc. (b)	3,459,132
28,941	Restoration Hardware Holdings, Inc. (b)	2,700,485

		6,159,617

	Trading Companies & Distributors — 0.5%
143,635	HD Supply Holdings, Inc. (b)	4,110,834

	Total Common Stocks — 100.0%	752,639,768
	(Cost $735,063,710)

	Money Market Funds — 3.5%
25,925,183	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	25,925,183
	(Cost $25,925,183)

Principal Value	Description	Value
	Repurchase Agreements — 1.7%
$6,172,772	JPMorgan Chase & Co., 0.09% (c), dated 09/30/15, due 10/01/15, with a maturity value of $6,172,787. Collateralized by U.S. Treasury Note, interest rate of 1.625%, due 07/31/19. The value of the collateral including accrued interest is $6,313,239. (d)	6,172,772

Principal Value	Description	Value

	Repurchase Agreements (Continued)
$6,529,730	RBC Capital Markets LLC, 0.05% (c), dated 09/30/15, due 10/01/15, with a maturity value of $6,529,739. Collateralized by U.S. Treasury Note, interest rate of 2.625%, due 08/15/20. The value of the collateral including accrued interest is $6,681,409. (d)	$6,529,730

	Total Repurchase Agreements — 1.7%	12,702,502
	(Cost $12,702,502)

	Total Investments — 105.2%	791,267,453
	(Cost $773,691,395) (e)
	Net Other Assets and Liabilities — (5.2)%	(38,757,948)

	Net Assets — 100.0%	$752,509,505

(a)

All or a portion of this security is on loan. The aggregate value of such securities is $39,132,548 and the total value of the collateral held by the Fund is $38,627,685. The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On September 30, 2015, the last business day of the period, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from September 29 to September 30, the value of the related securities loaned was above the collateral value received. See Note 2C – Securities Lending in the Notes to Portfolio of Investments.

(b)	Non-income producing security.
(c)	Interest rate shown reflects yield as of September 30, 2015.
(d)	This security serves as collateral for securities on loan.
(e)

Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $64,746,923 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $47,170,865.

See Notes to Portfolio of Investments

First Trust US IPO Index Fund (FPX)

Portfolio of Investments (Continued)
September 30, 2015 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$752,639,768	$—	$—
Money Market Funds	25,925,183	—	—
Repurchase Agreements	—	12,702,502	—
Total Investments	$778,564,951	$12,702,502	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2015.

See Notes to Portfolio of Investments

First Trust NYSE Arca Biotechnology Index Fund (FBT)

Portfolio of Investments
September 30, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Biotechnology — 77.5%
1,123,760	Agios Pharmaceuticals, Inc. (a) (b)	$79,326,218
631,348	Alexion Pharmaceuticals, Inc. (b)	98,736,514
1,847,776	Alkermes PLC (b)	108,409,018
944,562	Alnylam Pharmaceuticals, Inc. (b)	75,905,002
789,789	Amgen, Inc.	109,243,614
318,107	Biogen, Inc. (b)	92,826,804
865,393	BioMarin Pharmaceutical, Inc. (b)	91,143,191
957,981	Celgene Corp. (b)	103,624,805
4,809,819	Celldex Therapeutics, Inc. (b)	50,695,492
2,036,631	Cepheid (b)	92,055,721
4,668,951	Exact Sciences Corp. (a) (b)	83,994,429
1,089,595	Gilead Sciences, Inc.	106,987,333
4,012,029	Grifols S.A., ADR	121,965,682
1,101,838	Incyte Corp. (b)	121,565,787
464,373	Intercept Pharmaceuticals, Inc. (a) (b)	77,020,906
2,252,466	Isis Pharmaceuticals, Inc. (b)	91,044,676
2,276,746	Medivation, Inc. (b)	96,761,705
3,679,579	Myriad Genetics, Inc. (a) (b)	137,910,621
10,668,572	Novavax, Inc. (b)	75,426,804
20,112,308	PDL BioPharma, Inc. (a)	101,164,909
234,016	Regeneron Pharmaceuticals, Inc. (b)	108,850,202
2,498,856	Seattle Genetics, Inc. (b)	96,355,887
719,109	United Therapeutics Corp. (b)	94,375,865
960,424	Vertex Pharmaceuticals, Inc. (b)	100,018,555

		2,315,409,740

	Life Sciences Tools & Services — 18.6%
1,240,728	Bio-Techne Corp.	114,717,711
1,713,613	Charles River Laboratories International, Inc. (b)	108,848,698
537,493	Illumina, Inc. (b)	94,502,019
4,726,647	QIAGEN N.V. (b)	121,947,492
1,677,086	Quintiles Transnational Holdings, Inc. (b)	116,674,873

		556,690,793

Shares	Description	Value

	Common Stocks (Continued)
	Pharmaceuticals — 3.8%
10,331,357	Nektar Therapeutics (b)	$113,231,673

	Total Common Stocks — 99.9%	2,985,332,206
	(Cost $3,187,984,748)

	Money Market Funds — 5.6%
168,617,162	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	168,617,162
	(Cost $168,617,162)

Principal Value	Description	Value
	Repurchase Agreements — 2.8%
$40,147,652	JPMorgan Chase & Co., 0.09% (c), dated 09/30/15, due 10/01/15, with a maturity value of $40,147,753. Collateralized by U.S. Treasury Note, interest rate of 1.625%, due 07/31/19. The value of the collateral including accrued interest is $41,061,253. (d)	40,147,652
42,469,308	RBC Capital Markets LLC, 0.05% (c), dated 09/30/15, due 10/01/15, with a maturity value of $42,469,367. Collateralized by U.S. Treasury Note, interest rate of 2.625%, due 08/15/20. The value of the collateral including accrued interest is $43,455,823. (d)	42,469,308

	Total Repurchase Agreements — 2.8%	82,616,960
	(Cost $82,616,960)

	Total Investments — 108.3%	3,236,566,328
	(Cost $3,439,218,870) (e)
	Net Other Assets and Liabilities — (8.3)%	(248,989,807)

	Net Assets — 100.0%	$2,987,576,521

See Notes to Portfolio of Investments

First Trust NYSE Arca Biotechnology Index Fund (FBT)

Portfolio of Investments (Continued)
September 30, 2015 (Unaudited)

(a)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $249,353,906 and the total value of the collateral held by the Fund is $251,234,122.
(b)	Non-income producing security.
(c)	Interest rate shown reflects yield as of September 30, 2015.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $140,777,243 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $343,429,785.

ADR	-	American Depositary Receipt
s

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$2,985,332,206	$—	$—
Money Market Funds	168,617,162	—	—
Repurchase Agreements	—	82,616,960	—
Total Investments	$3,153,949,368	$82,616,960	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2015.

See Notes to Portfolio of Investments

First Trust Dow Jones Internet Index Fund (FDN)

Portfolio of Investments
September 30, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Capital Markets — 4.5%
2,782,663	E*TRADE Financial Corp. (a)	$73,267,517
2,420,012	TD Ameritrade Holding Corp.	77,053,182

		150,320,699

	Communicationas Equipment — 3.6%
3,174,988	Juniper Networks, Inc.	81,628,942
891,447	NETGEAR, Inc. (a)	26,003,509
2,368,771	Sonus Networks, Inc. (a)	13,549,370

		121,181,821

	Diversified Telecommunication Services — 0.9%
4,874,683	Vonage Holdings Corp. (a)	28,663,136

	Health Care Technology — 2.3%
3,219,160	Allscripts Healthcare Solutions, Inc. (a)	39,917,584
1,510,814	Veeva Systems, Inc., Class A (a)	35,368,156

		75,285,740

	Internet & Catalog Retail — 21.5%
667,052	Amazon.com, Inc. (a)	341,457,248
797,009	Expedia, Inc.	93,792,019
9,120,850	Groupon, Inc. (a)	29,733,971
1,758,198	Netflix, Inc. (a)	181,551,526
1,101,969	TripAdvisor, Inc. (a)	69,446,086

		715,980,850

	Internet Software & Services — 52.3%
1,323,755	Akamai Technologies, Inc. (a)	91,418,520
3,009,540	Bazaarvoice, Inc. (a)	13,573,025
1,489,377	Blucora, Inc. (a)	20,508,721
970,030	Cornerstone OnDemand, Inc. (a)	32,010,990
673,552	Demandware, Inc. (a)	34,809,167
2,937,249	EarthLink Holdings Corp.	22,851,797
5,548,549	eBay, Inc. (a)	135,606,538
1,728,619	Endurance International Group Holdings, Inc. (a) (b)	23,094,350
3,812,406	Facebook, Inc., Class A (a)	342,735,299
271,791	Google, Inc., Class A (a)	173,503,221
277,321	Google, Inc., Class C (c)	168,727,643
895,442	IAC/InterActiveCorp	58,445,499
698,995	j2 Global, Inc.	49,523,796
665,049	LinkedIn Corp., Class A (a)	126,445,766
2,789,175	Pandora Media, Inc. (a)	59,520,995
1,688,236	Rackspace Hosting, Inc. (a)	41,665,665
2,698,721	TrueCar, Inc. (a) (b)	14,060,337
3,883,763	Twitter, Inc. (a)	104,628,575
1,027,365	VeriSign, Inc. (a) (b)	72,490,874
1,288,480	Web.com Group, Inc. (a)	27,161,158

Shares	Description	Value

	Common Stocks (Continued)
	Internet Software & Services (Continued)
4,446,904	Yahoo!, Inc. (a)	$128,559,995

		1,741,341,931

	IT Services — 4.5%
4,819,009	PayPal Holdings, Inc. (a)	149,582,039

	Software — 10.3%
1,295,321	Citrix Systems, Inc. (a)	89,739,839
839,742	Ebix, Inc. (b)	20,959,960
554,258	NetSuite, Inc. (a) (b)	46,502,246
2,543,250	salesforce.com, Inc. (a)	176,577,848
3,165,068	VirnetX Holding Corp. (a) (b)	11,267,642

		345,047,535

	Total Common Stocks — 99.9%	3,327,403,751
	(Cost $3,261,914,771)

	Money Market Funds — 2.0%
58,156,337	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (d) (e)	58,156,337
7,375,548	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.03% (d)	7,375,548
	Total Money Market Funds — 2.0%	65,531,885
	(Cost $65,531,885)

Principal Value	Description	Value
	Repurchase Agreements — 0.8%
$13,846,992	JPMorgan Chase & Co., 0.09% (d), dated 09/30/15, due 10/01/15, with a maturity value of $13,847,026. Collateralized by U.S. Treasury Note, interest rate of 1.625%, due 07/31/19. The value of the collateral including accrued interest is $14,162,094. (e)	13,846,992

See Notes to Portfolio of Investments

First Trust Dow Jones Internet Index Fund (FDN)

Portfolio of Investments (Continued)
September 30, 2015 (Unaudited)

Principal Value	Description	Value

	Repurchase Agreements (Continued)
$14,647,734	RBC Capital Markets LLC, 0.05% (d), dated 09/30/15, due 10/01/15, with a maturity value of $14,647,755. Collateralized by U.S. Treasury Note, interest rate of 2.625%, due 08/15/20. The value of the collateral including accrued interest is $14,987,985. (e)	$14,647,734

	Total Repurchase Agreements — 0.8%	28,494,726
	(Cost $28,494,726)

	Total Investments — 102.7%	3,421,430,362
	(Cost $3,355,941,382) (f)
	Net Other Assets and Liabilities — (2.7)%	(89,455,248)

	Net Assets — 100.0%	$3,331,975,114

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan. The aggregate value of such securities is $87,845,260 and the total value of the collateral held by the Fund is $86,651,063. The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On September 30, 2015, the last business day of the period, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from September 29 to September 30, the value of the related securities loaned was above the collateral value received. See Note 2C – Securities Lending in the Notes to Portfolio of Investments.
(c)	Non-income producing security which makes payment-in-kind (“PIK”) distributions. For the fiscal year-to-date period (January 1, 2015 to September 30, 2015), the Fund received 659 PIK shares of Google, Inc., Class C.
(d)	Interest rate shown reflects yield as of September 30, 2015.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $342,750,416 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $277,261,436.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$3,327,403,751	$—	$—
Money Market Funds	65,531,885	—	—
Repurchase Agreements	—	28,494,726	—
Total Investments	$3,392,935,636	$28,494,726	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2015.

See Notes to Portfolio of Investments

First Trust Capital Strength ETF (FTCS)

Portfolio of Investments
September 30, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 14.4%
18,234	Boeing (The) Co.	$2,387,742
18,068	General Dynamics Corp.	2,492,481
25,416	Honeywell International, Inc.	2,406,641
13,342	Lockheed Martin Corp.	2,765,930
15,869	Northrop Grumman Corp.	2,633,461
26,814	Raytheon Co.	2,929,698
24,163	United Technologies Corp.	2,150,265

		17,766,218

	Air Freight & Logistics — 2.2%
27,444	United Parcel Service, Inc., Class B	2,708,448

	Beverages — 4.2%
65,060	Coca-Cola (The) Co.	2,610,207
27,748	PepsiCo, Inc.	2,616,637

		5,226,844

	Capital Markets — 3.5%
54,346	Franklin Resources, Inc.	2,024,932
33,851	T. Rowe Price Group, Inc.	2,352,644

		4,377,576

	Chemicals — 1.7%
23,892	PPG Industries, Inc.	2,095,089

	Communications Equipment — 2.0%
95,538	Cisco Systems, Inc.	2,507,872

	Diversified Financial Services — 1.9%
23,815	Moody’s Corp.	2,338,633

	Electrical Equipment — 1.8%
50,768	Emerson Electric Co.	2,242,423

	Electronic Equipment, Instruments & Components — 2.0%
49,318	Amphenol Corp., Class A	2,513,245

	Food & Staples Retailing — 6.1%
18,498	Costco Wholesale Corp.	2,674,256
69,163	Kroger (The) Co.	2,494,709
36,314	Wal-Mart Stores, Inc.	2,354,600

		7,523,565

	Food Products — 1.7%
30,512	Mead Johnson Nutrition Co.	2,148,045

	Health Care Equipment & Supplies — 4.2%
71,510	Baxter International, Inc.	2,349,103
15,021	C. R. Bard, Inc.	2,798,563

		5,147,666

	Health Care Providers & Services — 3.6%
30,866	Cardinal Health, Inc.	2,371,126

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
11,406	McKesson Corp.	$2,110,452

		4,481,578

	Hotels, Restaurants & Leisure — 2.2%
27,467	McDonald’s Corp.	2,706,323

	Household Products — 3.9%
39,699	Colgate-Palmolive Co.	2,519,299
32,562	Procter & Gamble (The) Co.	2,342,510

		4,861,809

	Industrial Conglomerates — 2.0%
17,067	3M Co.	2,419,589

	Insurance — 8.4%
43,719	Aflac, Inc.	2,541,386
38,701	Arch Capital Group Ltd. (a)	2,843,362
45,928	Marsh & McLennan Cos., Inc.	2,398,360
86,019	Progressive (The) Corp.	2,635,622

		10,418,730

	IT Services — 8.1%
26,693	Accenture PLC, Class A	2,622,854
32,472	Automatic Data Processing, Inc.	2,609,450
15,553	International Business Machines Corp.	2,254,719
27,951	MasterCard, Inc., Class A	2,518,944

		10,005,967

	Life Sciences Tools & Services — 2.0%
20,518	Waters Corp. (a)	2,425,433

	Machinery — 3.8%
20,908	Cummins, Inc.	2,270,191
28,814	Illinois Tool Works, Inc.	2,371,680

		4,641,871

	Media — 3.8%
36,369	Omnicom Group, Inc.	2,396,717
22,576	Walt Disney (The) Co.	2,307,267

		4,703,984

	Multiline Retail — 2.0%
31,609	Target Corp.	2,486,364

	Oil, Gas & Consumable Fuels — 1.9%
32,414	Exxon Mobil Corp.	2,409,981

	Personal Products — 2.0%
30,064	Estee Lauder (The) Cos., Inc., Class A	2,425,564

	Pharmaceuticals — 3.8%
26,729	Johnson & Johnson	2,495,152

See Notes to Portfolio of Investments

First Trust Capital Strength ETF (FTCS)

Portfolio of Investments (Continued)
September 30, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Pharmaceuticals (Continued)
45,517	Merck & Co., Inc.	$2,248,085

		4,743,237

	Specialty Retail — 2.2%
23,457	Home Depot (The), Inc.	2,709,049

	Textiles, Apparel & Luxury Goods — 2.4%
23,822	NIKE, Inc., Class B	2,929,391

	Tobacco — 2.2%
50,274	Altria Group, Inc.	2,734,906

	Total Investments — 100.0%	123,699,400
	(Cost $127,563,917) (b)
	Net Other Assets and Liabilities — (0.0)%	(13,122)

	Net Assets — 100.0%	$123,686,278

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,746,646 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $8,611,163.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$123,699,400	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2015.

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments
September 30, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.5%
	Aerospace & Defense — 1.9%
26	AAR Corp.	$493
42	Aerojet Rocketdyne Holdings, Inc. (a)	679
49	Astronics Corp. (a)	1,981
18	Cubic Corp.	755
26	Curtiss-Wright Corp.	1,623
20	Esterline Technologies Corp. (a)	1,438
79	Hexcel Corp.	3,544
35	Huntington Ingalls Industries, Inc.	3,750
60	KLX, Inc. (a)	2,144
115	L-3 Communications Holdings, Inc.	12,020
25	Moog, Inc., Class A (a)	1,352
54	Orbital ATK, Inc.	3,881
98	Precision Castparts Corp.	22,512
206	Raytheon Co.	22,508
179	Spirit AeroSystems Holdings, Inc., Class A (a)	8,653
104	TASER International, Inc. (a)	2,291
74	Teledyne Technologies, Inc. (a)	6,682
146	Textron, Inc.	5,495
116	TransDigm Group, Inc. (a)	24,640
53	Triumph Group, Inc.	2,230
60	United Technologies Corp.	5,339

		134,010

	Air Freight & Logistics — 0.3%
251	Air Transport Services Group, Inc. (a)	2,146
79	Atlas Air Worldwide Holdings, Inc. (a)	2,730
134	Echo Global Logistics, Inc. (a)	2,626
43	Expeditors International of Washington, Inc.	2,023
78	FedEx Corp.	11,231
17	Forward Air Corp.	705
78	XPO Logistics, Inc. (a)	1,859

		23,320

	Airlines — 0.5%
122	Alaska Air Group, Inc.	9,693
44	Allegiant Travel Co.	9,515
110	Hawaiian Holdings, Inc. (a)	2,715
475	JetBlue Airways Corp. (a)	12,241
234	SkyWest, Inc.	3,903

		38,067

	Auto Components — 0.7%
42	American Axle & Manufacturing Holdings, Inc. (a)	838
115	BorgWarner, Inc.	4,783
128	Cooper Tire & Rubber Co.	5,057
29	Cooper-Standard Holding, Inc. (a)	1,682
384	Dana Holding Corp.	6,098
44	Drew Industries, Inc.	2,403
120	Gentex Corp.	1,860
65	Gentherm, Inc. (a)	2,920

Shares	Description	Value

	Common Stocks (Continued)
	Auto Components (Continued)
326	Goodyear Tire & Rubber (The) Co.	$9,562
71	Lear Corp.	7,723
49	Standard Motor Products, Inc.	1,709
68	Tenneco, Inc. (a)	3,044

		47,679

	Automobiles — 1.1%
438	Ford Motor Co.	5,944
791	General Motors Co.	23,746
234	Harley-Davidson, Inc.	12,846
97	Tesla Motors, Inc. (a)	24,095
140	Thor Industries, Inc.	7,252
74	Winnebago Industries, Inc.	1,417

		75,300

	Banks — 2.9%
56	1st Source Corp.	1,725
86	Associated Banc-Corp.	1,545
77	Bank of the Ozarks, Inc.	3,370
24	BankUnited, Inc.	858
18	Banner Corp.	860
119	BBCN Bancorp, Inc.	1,787
31	Berkshire Hills Bancorp, Inc.	854
56	BOK Financial Corp.	3,624
66	Boston Private Financial Holdings, Inc.	772
30	Capital Bank Financial Corp., Class A (a)	907
37	Central Pacific Financial Corp.	776
26	Chemical Financial Corp.	841
85	CIT Group, Inc.	3,403
241	Citizens Financial Group, Inc.	5,750
18	City Holding Co.	887
26	Columbia Banking System, Inc.	811
77	Comerica, Inc.	3,165
42	Commerce Bancshares, Inc.	1,914
23	Community Bank System, Inc.	855
25	Cullen/Frost Bankers, Inc.	1,589
163	Customers Bancorp, Inc. (a)	4,189
19	Eagle Bancorp, Inc. (a)	864
43	East West Bancorp, Inc.	1,652
122	F.N.B. Corp.	1,580
632	Fifth Third Bancorp	11,951
911	First BanCorp (a)	3,243
6	First Citizens BancShares, Inc., Class A	1,356
49	First Financial Bancorp	935
25	First Financial Bankshares, Inc.	795
62	First Interstate BancSystem, Inc., Class A	1,726
71	First Merchants Corp.	1,862
24	First NBC Bank Holding Co. (a)	841
84	FirstMerit Corp.	1,484
134	Fulton Financial Corp.	1,621
30	Glacier Bancorp, Inc.	792
109	Great Western Bancorp, Inc.	2,765

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
55	Hancock Holding Co.	$1,488
36	Hanmi Financial Corp.	907
24	Heartland Financial USA, Inc.	871
109	Hilltop Holdings, Inc. (a)	2,159
48	Home BancShares, Inc.	1,944
523	Huntington Bancshares, Inc.	5,544
97	International Bancshares Corp.	2,428
194	JPMorgan Chase & Co.	11,828
438	KeyCorp	5,698
50	MB Financial, Inc.	1,632
78	National Penn Bancshares, Inc.	917
32	NBT Bancorp, Inc.	862
60	Old National Bancorp	836
48	Opus Bank	1,836
42	PacWest Bancorp	1,798
121	People’s United Financial, Inc.	1,903
65	Pinnacle Financial Partners, Inc.	3,212
138	PNC Financial Services Group (The), Inc.	12,310
66	PrivateBancorp, Inc.	2,530
68	Prosperity Bancshares, Inc.	3,339
1,907	Regions Financial Corp.	17,182
26	Renasant Corp.	854
31	Sandy Spring Bancorp, Inc.	812
54	Signature Bank (a)	7,428
23	South State Corp.	1,768
179	Sterling Bancorp	2,662
306	SunTrust Banks, Inc.	11,701
65	Synovus Financial Corp.	1,924
104	TCF Financial Corp.	1,577
17	Tompkins Financial Corp.	907
108	TowneBank	2,036
71	Trustmark Corp.	1,645
218	Umpqua Holdings Corp.	3,553
74	Union Bankshares Corp.	1,776
43	United Bankshares, Inc.	1,634
42	United Community Banks, Inc.	858
25	WesBanco, Inc.	786
78	Western Alliance Bancorp (a)	2,395
68	Wilshire Bancorp, Inc.	715
17	Wintrust Financial Corp.	908
125	Zions Bancorporation	3,443

		204,555

	Beverages — 0.7%
66	Brown-Forman Corp., Class B	6,395
227	Constellation Brands, Inc., Class A	28,423
97	Monster Beverage Corp. (a)	13,109

		47,927

	Biotechnology — 4.1%
197	AbbVie, Inc.	10,719
140	ACADIA Pharmaceuticals, Inc. (a)	4,630
509	Agenus, Inc. (a)	2,341
83	Alder Biopharmaceuticals, Inc. (a)	2,719

Shares	Description	Value

	Common Stocks (Continued)
	Biotechnology (Continued)
36	Alexion Pharmaceuticals, Inc. (a)	$5,630
307	Alkermes PLC (a)	18,012
83	Alnylam Pharmaceuticals, Inc. (a)	6,670
62	AMAG Pharmaceuticals, Inc. (a)	2,463
125	Amicus Therapeutics, Inc. (a)	1,749
56	Anacor Pharmaceuticals, Inc. (a)	6,592
212	ARIAD Pharmaceuticals, Inc. (a)	1,238
59	BioCryst Pharmaceuticals, Inc. (a)	673
32	Biogen, Inc. (a)	9,338
240	BioMarin Pharmaceutical, Inc. (a)	25,277
11	Bluebird Bio, Inc. (a)	941
114	Celgene Corp. (a)	12,331
68	Celldex Therapeutics, Inc. (a)	717
128	Cepheid, Inc. (a)	5,786
19	Chimerix, Inc. (a)	726
11	Clovis Oncology, Inc. (a)	1,011
164	Dyax Corp. (a)	3,131
54	Eagle Pharmaceuticals, Inc. (a)	3,998
133	Emergent BioSolutions, Inc. (a)	3,789
38	Enanta Pharmaceuticals, Inc. (a)	1,373
119	Exact Sciences Corp. (a)	2,141
25	Foundation Medicine, Inc. (a)	461
614	Geron Corp. (a)	1,695
281	Gilead Sciences, Inc.	27,591
194	Halozyme Therapeutics, Inc. (a)	2,605
245	ImmunoGen, Inc. (a)	2,352
317	Incyte Corp. (a)	34,975
36	Insmed, Inc. (a)	668
121	Insys Therapeutics, Inc. (a)	3,444
35	Isis Pharmaceuticals, Inc. (a)	1,415
217	Lexicon Pharmaceuticals, Inc. (a)	2,331
35	Ligand Pharmaceuticals, Inc. (a)	2,998
92	MacroGenics, Inc. (a)	1,971
70	Medivation, Inc. (a)	2,975
212	Merrimack Pharmaceuticals, Inc. (a)	1,804
227	MiMedx Group, Inc. (a)	2,190
91	Neurocrine Biosciences, Inc. (a)	3,621
19	NewLink Genetics Corp. (a)	681
354	Northwest Biotherapeutics, Inc. (a)	2,212
314	Novavax, Inc. (a)	2,220
368	OPKO Health, Inc. (a)	3,095
180	Osiris Therapeutics, Inc. (a)	3,325
683	PDL BioPharma, Inc.	3,435
19	Portola Pharmaceuticals, Inc. (a)	810
32	Prothena Corp. PLC (a)	1,451
277	Raptor Pharmaceutical Corp. (a)	1,676
65	Regeneron Pharmaceuticals, Inc. (a)	30,234
65	Repligen Corp. (a)	1,810
132	Retrophin, Inc. (a)	2,674
163	Seattle Genetics, Inc. (a)	6,285
44	United Therapeutics Corp. (a)	5,774
79	Xencor, Inc. (a)	966
293	ZIOPHARM Oncology, Inc. (a)	2,640

		296,379

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Building Products — 0.8%
137	A.O. Smith Corp.	$8,931
65	American Woodmark Corp. (a)	4,216
84	Apogee Enterprises, Inc.	3,751
342	Builders FirstSource, Inc. (a)	4,336
43	Fortune Brands Home & Security, Inc.	2,041
164	Griffon Corp.	2,586
73	Lennox International, Inc.	8,273
149	Masco Corp.	3,752
144	Owens Corning	6,035
302	PGT, Inc. (a)	3,709
74	Ply Gem Holdings, Inc. (a)	866
41	Quanex Building Products Corp.	745
25	Simpson Manufacturing Co., Inc.	837
36	Trex Co., Inc. (a)	1,200
17	Universal Forest Products, Inc.	981
71	USG Corp. (a)	1,890

		54,149

	Capital Markets — 1.2%
200	Charles Schwab (The) Corp.	5,712
685	Cowen Group, Inc., Class A (a)	3,124
18	Diamond Hill Investment Group, Inc.	3,349
17	Evercore Partners, Inc., Class A	854
672	Franklin Resources, Inc.	25,039
62	Goldman Sachs Group (The), Inc.	10,773
62	HFF, Inc., Class A	2,093
42	Interactive Brokers Group, Inc., Class A	1,658
71	Investment Technology Group, Inc.	947
347	Janus Capital Group, Inc.	4,719
284	KCG Holdings, Inc., Class A (a)	3,115
77	Legg Mason, Inc.	3,204
80	Piper Jaffray Cos. (a)	2,894
32	Raymond James Financial, Inc.	1,588
161	SEI Investments Co.	7,765
35	Stifel Financial Corp. (a)	1,473
26	Virtus Investment Partners, Inc.	2,613
167	Waddell & Reed Financial, Inc., Class A	5,806
120	WisdomTree Investments, Inc.	1,936

		88,662

	Chemicals — 2.1%
19	A. Schulman, Inc.	617
55	Airgas, Inc.	4,913
32	Ashland, Inc.	3,220
218	Axiall Corp.	3,420
95	Cabot Corp.	2,998
137	Calgon Carbon Corp.	2,135
83	Celanese Corp., Series A	4,911
205	CF Industries Holdings, Inc.	9,205
155	Chemtura Corp. (a)	4,436
385	Dow Chemical (The) Co.	16,324
53	Ferro Corp. (a)	580
210	Flotek Industries, Inc. (a)	3,507
179	Huntsman Corp.	1,735
49	Innophos Holdings, Inc.	1,942

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
78	Innospec, Inc.	$3,628
18	International Flavors & Fragrances, Inc.	1,859
294	Intrepid Potash, Inc. (a)	1,629
320	Kronos Worldwide, Inc.	1,987
254	LyondellBasell Industries N.V., Class A	21,173
13	Minerals Technologies, Inc.	626
702	Mosaic (The) Co.	21,839
5	NewMarket Corp.	1,785
65	Olin Corp.	1,093
11	Quaker Chemical Corp.	848
80	RPM International, Inc.	3,351
29	Sensient Technologies Corp.	1,778
72	Sherwin-Williams (The) Co.	16,040
48	Stepan Co.	1,997
119	Tredegar Corp.	1,557
48	Valspar (The) Corp.	3,450
144	Westlake Chemical Corp.	7,472

		152,055

	Commercial Services & Supplies — 1.7%
54	ABM Industries, Inc.	1,475
451	ACCO Brands Corp. (a)	3,189
235	ADT (The) Corp.	7,026
71	Cintas Corp.	6,088
31	Deluxe Corp.	1,728
67	Essendant, Inc.	2,173
53	Healthcare Services Group, Inc.	1,786
30	Herman Miller, Inc.	865
35	HNI Corp.	1,502
158	KAR Auction Services, Inc.	5,609
115	McGrath RentCorp	3,069
18	MSA Safety, Inc.	719
41	Multi-Color Corp.	3,136
95	Pitney Bowes, Inc.	1,886
188	Quad/Graphics, Inc.	2,275
114	R.R. Donnelley & Sons Co.	1,660
504	Republic Services, Inc.	20,765
277	Rollins, Inc.	7,443
92	Steelcase, Inc., Class A	1,694
43	Team, Inc. (a)	1,381
137	Tetra Tech, Inc.	3,330
854	Tyco International PLC	28,575
31	UniFirst Corp.	3,311
36	US Ecology, Inc.	1,571
126	Waste Connections, Inc.	6,121

		118,377

	Communications Equipment — 1.5%
108	ADTRAN, Inc.	1,577
193	ARRIS Group, Inc. (a)	5,012
332	Brocade Communications Systems, Inc.	3,446
73	Ciena Corp. (a)	1,513
720	Cisco Systems, Inc.	18,900
65	CommScope Holding Co., Inc. (a)	1,952

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Communications Equipment (Continued)
32	F5 Networks, Inc. (a)	$3,706
50	Harris Corp.	3,657
168	Infinera Corp. (a)	3,286
47	InterDigital, Inc.	2,378
344	Motorola Solutions, Inc.	23,523
188	Palo Alto Networks, Inc. (a)	32,336
14	Plantronics, Inc.	712
229	Polycom, Inc. (a)	2,400

		104,398

	Construction & Engineering — 0.7%
120	AECOM (a)	3,301
198	Chicago Bridge & Iron Co. N.V.	7,853
74	Dycom Industries, Inc. (a)	5,355
37	EMCOR Group, Inc.	1,637
149	Fluor Corp.	6,310
24	Granite Construction, Inc.	712
194	Jacobs Engineering Group, Inc. (a)	7,261
176	MasTec, Inc. (a)	2,786
114	MYR Group, Inc. (a)	2,987
133	Primoris Services Corp.	2,382
275	Quanta Services, Inc. (a)	6,658
204	Tutor Perini Corp. (a)	3,358

		50,600

	Construction Materials — 0.1%
144	Headwaters, Inc. (a)	2,707
71	Vulcan Materials Co.	6,333

		9,040

	Consumer Finance — 0.8%
440	Ally Financial, Inc. (a)	8,967
224	Capital One Financial Corp.	16,244
168	Cash America International, Inc.	4,699
41	Credit Acceptance Corp. (a)	8,072
114	Discover Financial Services	5,927
20	Encore Capital Group, Inc. (a)	740
182	Green Dot Corp., Class A (a)	3,203
108	Navient Corp.	1,214
42	PRA Group, Inc. (a)	2,223
308	Santander Consumer USA Holdings, Inc. (a)	6,289

		57,578

	Containers & Packaging — 0.5%
92	AptarGroup, Inc.	6,068
32	Avery Dennison Corp.	1,810
89	Bemis Co., Inc.	3,522
74	Crown Holdings, Inc. (a)	3,385
49	Greif, Inc., Class A	1,564
85	Owens-Illinois, Inc. (a)	1,761
192	Sealed Air Corp.	9,001
74	Silgan Holdings, Inc.	3,851

Shares	Description	Value

	Common Stocks (Continued)
	Containers & Packaging (Continued)
185	Sonoco Products Co.	$6,982

		37,944

	Distributors — 0.2%
14	Core-Mark Holding Co., Inc.	916
326	LKQ Corp. (a)	9,246
37	Pool Corp.	2,675

		12,837

	Diversified Consumer Services — 0.5%
54	2U, Inc. (a)	1,939
272	Apollo Education Group, Inc. (a)	3,008
170	Bright Horizons Family Solutions, Inc. (a)	10,921
49	Capella Education Co.	2,426
146	DeVry Education Group, Inc.	3,973
8	Graham Holdings Co., Class B	4,616
107	LifeLock, Inc. (a)	937
336	Service Corp. International	9,106

		36,926

	Diversified Financial Services — 0.7%
96	Berkshire Hathaway, Inc., Class B (a)	12,518
245	Leucadia National Corp.	4,964
29	MarketAxess Holdings, Inc.	2,694
182	Moody’s Corp.	17,872
65	MSCI, Inc.	3,865
41	Nasdaq, Inc.	2,187
212	Voya Financial, Inc.	8,219

		52,319

	Diversified Telecommunication Services — 0.7%
186	AT&T, Inc.	6,060
37	Atlantic Tele-Network, Inc.	2,735
896	CenturyLink, Inc.	22,508
458	Cincinnati Bell, Inc. (a)	1,429
1,196	Frontier Communications Corp.	5,681
258	General Communication, Inc., Class A (a)	4,453
482	Iridium Communications, Inc. (a)	2,964
179	Vonage Holdings Corp. (a)	1,053

		46,883

	Electric Utilities — 3.9%
74	ALLETE, Inc.	3,736
497	American Electric Power Co., Inc.	28,260
373	Duke Energy Corp.	26,834
102	El Paso Electric Co.	3,756
161	Empire District Electric (The) Co.	3,547
373	Entergy Corp.	24,282
1,046	Exelon Corp.	31,066
607	FirstEnergy Corp.	19,005
409	Great Plains Energy, Inc.	11,051
140	IDACORP, Inc.	9,060

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electric Utilities (Continued)
276	OGE Energy Corp.	$7,551
98	Otter Tail Corp.	2,554
139	Pinnacle West Capital Corp.	8,916
143	PNM Resources, Inc.	4,011
299	Portland General Electric Co.	11,054
1,117	PPL Corp.	36,738
470	Southern (The) Co.	21,009
230	Westar Energy, Inc.	8,841
613	Xcel Energy, Inc.	21,706

		282,977

	Electrical Equipment — 0.8%
43	Acuity Brands, Inc.	7,550
120	AMETEK, Inc.	6,278
50	AZZ, Inc.	2,435
194	Eaton Corp. PLC	9,952
356	Emerson Electric Co.	15,725
38	Encore Wire Corp.	1,242
25	EnerSys	1,340
54	Franklin Electric Co., Inc.	1,470
49	Generac Holdings, Inc. (a)	1,474
36	Hubbell, Inc., Class B	3,058
74	Sensata Technologies Holding N.V. (a)	3,281
37	SolarCity Corp. (a)	1,580

		55,385

	Electronic Equipment, Instruments & Components — 3.0%
341	Amphenol Corp., Class A	17,377
41	Anixter International, Inc. (a)	2,369
176	Arrow Electronics, Inc. (a)	9,729
240	Avnet, Inc.	10,243
325	AVX Corp.	4,254
13	Badger Meter, Inc.	755
200	Benchmark Electronics, Inc. (a)	4,352
115	CDW Corp.	4,699
122	Cognex Corp.	4,193
42	Coherent, Inc. (a)	2,297
1,668	Corning, Inc.	28,556
43	Dolby Laboratories, Inc., Class A	1,402
187	Fabrinet (a)	3,428
24	FEI Co.	1,753
192	FLIR Systems, Inc.	5,374
185	II-VI, Inc. (a)	2,975
314	Ingram Micro, Inc., Class A	8,553
116	Insight Enterprises, Inc. (a)	2,999
47	IPG Photonics Corp. (a)	3,571
371	Jabil Circuit, Inc.	8,299
191	Keysight Technologies, Inc. (a)	5,890
12	MTS Systems Corp.	721
67	National Instruments Corp.	1,862
139	Newport Corp. (a)	1,911
143	PC Connection, Inc.	2,964
79	Plexus Corp. (a)	3,048
62	Rofin-Sinar Technologies, Inc. (a)	1,608

Shares	Description	Value

	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components (Continued)
217	Sanmina Corp. (a)	$4,637
92	ScanSource, Inc. (a)	3,262
108	SYNNEX Corp.	9,187
511	TE Connectivity Ltd.	30,604
77	Tech Data Corp. (a)	5,275
168	Trimble Navigation Ltd. (a)	2,759
264	TTM Technologies, Inc. (a)	1,645
50	Universal Display Corp. (a)	1,695
377	Vishay Intertechnology, Inc.	3,653
89	Zebra Technologies Corp., Class A (a)	6,813

		214,712

	Energy Equipment & Services — 2.0%
167	Atwood Oceanics, Inc.	2,473
66	Bristow Group, Inc.	1,727
37	Cameron International Corp. (a)	2,269
20	CARBO Ceramics, Inc.	380
306	Diamond Offshore Drilling, Inc.	5,294
131	Dril-Quip, Inc. (a)	7,627
108	Exterran Holdings, Inc.	1,944
191	FMC Technologies, Inc. (a)	5,921
216	Forum Energy Technologies, Inc. (a)	2,637
139	Frank’s International N.V.	2,131
764	Halliburton Co.	27,007
348	Helix Energy Solutions Group, Inc. (a)	1,667
139	Helmerich & Payne, Inc.	6,569
215	Hornbeck Offshore Services, Inc. (a)	2,909
410	Nabors Industries Ltd.	3,875
683	National Oilwell Varco, Inc.	25,715
540	Newpark Resources, Inc. (a)	2,765
211	Oceaneering International, Inc.	8,288
119	Oil States International, Inc. (a)	3,109
234	Patterson-UTI Energy, Inc.	3,075
318	RPC, Inc.	2,814
152	Schlumberger Ltd.	10,483
49	SEACOR Holdings, Inc. (a)	2,931
469	Superior Energy Services, Inc.	5,923
77	Tidewater, Inc.	1,012
97	Unit Corp. (a)	1,092
161	Weatherford International PLC (a)	1,365

		143,002

	Food & Staples Retailing — 1.6%
90	Andersons (The), Inc.	3,065
61	Casey’s General Stores, Inc.	6,278
313	CVS Health Corp.	30,198
91	Ingles Markets, Inc., Class A	4,353
726	Kroger (The) Co.	26,187
709	Rite Aid Corp. (a)	4,304
80	SpartanNash Co.	2,068
61	United Natural Foods, Inc. (a)	2,959
372	Wal-Mart Stores, Inc.	24,120
84	Weis Markets, Inc.	3,507

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Food & Staples Retailing (Continued)
167	Whole Foods Market, Inc.	$5,286

		112,325

	Food Products — 1.9%
683	Archer-Daniels-Midland Co.	28,310
150	Bunge Ltd.	10,995
84	Cal-Maine Foods, Inc.	4,587
240	Darling Ingredients, Inc. (a)	2,698
187	Flowers Foods, Inc.	4,626
114	Fresh Del Monte Produce, Inc.	4,504
150	Hain Celestial Group (The), Inc. (a)	7,740
98	Ingredion, Inc.	8,556
7	J&J Snack Foods Corp.	796
49	McCormick & Co., Inc.	4,027
217	Pinnacle Foods, Inc.	9,088
80	Post Holdings, Inc. (a)	4,728
59	Sanderson Farms, Inc.	4,046
2	Seaboard Corp. (a)	6,158
49	TreeHouse Foods, Inc. (a)	3,812
618	Tyson Foods, Inc., Class A	26,636
203	WhiteWave Foods (The) Co. (a)	8,150

		139,457

	Gas Utilities — 0.7%
155	Atmos Energy Corp.	9,018
17	Chesapeake Utilities Corp.	902
50	Laclede Group (The), Inc.	2,727
133	National Fuel Gas Co.	6,647
62	Northwest Natural Gas Co.	2,842
83	ONE Gas, Inc.	3,762
168	Piedmont Natural Gas Co., Inc.	6,732
378	Questar Corp.	7,337
107	South Jersey Industries, Inc.	2,702
66	Southwest Gas Corp.	3,849
173	UGI Corp.	6,024

		52,542

	Health Care Equipment & Supplies — 1.5%
26	ABIOMED, Inc. (a)	2,412
95	Align Technology, Inc. (a)	5,392
23	Analogic Corp.	1,887
143	AtriCure, Inc. (a)	3,133
5	Atrion Corp.	1,875
95	Baxter International, Inc.	3,121
38	C. R. Bard, Inc.	7,080
66	Cantel Medical Corp.	3,742
44	CONMED Corp.	2,101
23	Cooper (The) Cos., Inc.	3,424
114	Cynosure, Inc., Class A (a)	3,425
38	DENTSPLY International, Inc.	1,922
122	DexCom, Inc. (a)	10,475
138	Edwards Lifesciences Corp. (a)	19,619
8	ICU Medical, Inc. (a)	876
38	Inogen, Inc. (a)	1,845

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies (Continued)
53	Integra LifeSciences Holdings Corp. (a)	$3,156
109	K2M Group Holdings, Inc. (a)	2,027
80	LDR Holding Corp. (a)	2,762
114	Masimo Corp. (a)	4,396
47	Meridian Bioscience, Inc.	804
163	Merit Medical Systems, Inc. (a)	3,897
41	Natus Medical, Inc. (a)	1,617
18	NuVasive, Inc. (a)	868
109	Rockwell Medical, Inc. (a)	840
38	Sirona Dental Systems, Inc. (a)	3,547
61	STERIS Corp.	3,963
14	Teleflex, Inc.	1,739
24	Varian Medical Systems, Inc. (a)	1,771
67	West Pharmaceutical Services, Inc.	3,626
60	Zeltiq Aesthetics, Inc. (a)	1,922

		109,264

	Health Care Providers & Services — 3.1%
126	Acadia Healthcare Co., Inc. (a)	8,350
143	Aceto Corp.	3,925
26	Adeptus Health, Inc., Class A (a)	2,100
110	Amedisys, Inc. (a)	4,177
139	AMN Healthcare Services, Inc. (a)	4,171
62	AmSurg Corp. (a)	4,818
79	Anthem, Inc.	11,060
56	Brookdale Senior Living, Inc. (a)	1,286
122	Centene Corp. (a)	6,616
26	Chemed Corp.	3,470
203	Cigna Corp.	27,409
95	Community Health Systems, Inc. (a)	4,063
164	DaVita HealthCare Partners, Inc. (a)	11,862
68	Ensign Group (The), Inc.	2,899
199	Envision Healthcare Holdings, Inc. (a)	7,321
23	ExamWorks Group, Inc. (a)	672
187	Hanger, Inc. (a)	2,551
362	HCA Holdings, Inc. (a)	28,004
155	Health Net, Inc. (a)	9,334
215	HealthSouth Corp.	8,250
114	LHC Group, Inc. (a)	5,104
67	LifePoint Health, Inc. (a)	4,750
25	Magellan Health, Inc. (a)	1,386
107	MEDNAX, Inc. (a)	8,216
62	Molina Healthcare, Inc. (a)	4,269
80	Patterson Cos., Inc.	3,460
23	Premier, Inc., Class A (a)	790
79	Providence Service (The) Corp. (a)	3,443
91	Quest Diagnostics, Inc.	5,594
54	Select Medical Holdings Corp.	583
91	Surgical Care Affiliates, Inc. (a)	2,975
151	Team Health Holdings, Inc. (a)	8,159
170	Triple-S Management Corp., Class B (a)	3,028
79	U.S. Physical Therapy, Inc.	3,546
68	Universal Health Services, Inc., Class B	8,487

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
145	VCA, Inc. (a)	$7,634

		223,762

	Health Care Technology — 0.2%
96	Cerner Corp. (a)	5,756
86	HealthStream, Inc. (a)	1,876
193	IMS Health Holdings, Inc. (a)	5,616
71	Omnicell, Inc. (a)	2,208
31	Veeva Systems, Inc., Class A (a)	726

		16,182

	Hotels, Restaurants & Leisure — 2.6%
65	Aramark	1,927
11	Biglari Holdings, Inc. (a)	4,023
36	BJ’s Restaurants, Inc. (a)	1,549
92	Bloomin’ Brands, Inc.	1,673
116	Boyd Gaming Corp. (a)	1,891
68	Brinker International, Inc.	3,582
133	Carnival Corp.	6,610
48	Cheesecake Factory (The), Inc.	2,590
54	Cracker Barrel Old Country Store, Inc.	7,953
110	Darden Restaurants, Inc.	7,539
227	Denny’s Corp. (a)	2,504
55	Diamond Resorts International, Inc. (a)	1,286
86	Domino’s Pizza, Inc.	9,280
144	Dunkin’ Brands Group, Inc.	7,056
85	El Pollo Loco Holdings, Inc. (a)	916
72	International Speedway Corp., Class A	2,284
38	Interval Leisure Group, Inc.	698
241	Isle of Capri Casinos, Inc. (a)	4,203
67	Jack in the Box, Inc.	5,162
89	Marriott International, Inc., Class A	6,070
38	Marriott Vacations Worldwide Corp.	2,589
469	Norwegian Cruise Line Holdings Ltd. (a)	26,874
23	Panera Bread Co., Class A (a)	4,448
59	Papa John’s International, Inc.	4,040
192	Penn National Gaming, Inc. (a)	3,222
116	Pinnacle Entertainment, Inc. (a)	3,925
14	Popeyes Louisiana Kitchen, Inc. (a)	789
30	Red Robin Gourmet Burgers, Inc. (a)	2,272
282	Scientific Games Corp., Class A (a)	2,947
48	SeaWorld Entertainment, Inc.	855
43	Six Flags Entertainment Corp.	1,968
30	Sonic Corp.	688
116	Speedway Motorsports, Inc.	2,094
613	Starbucks Corp.	34,843
71	Texas Roadhouse, Inc.	2,641
72	Vail Resorts, Inc.	7,537
524	Wendy’s (The) Co.	4,533
85	Zoe’s Kitchen, Inc. (a)	3,357

		188,418

Shares	Description	Value

	Common Stocks (Continued)
	Household Durables — 1.8%
395	CalAtlantic Group, Inc. (a)	$3,160
289	D.R. Horton, Inc.	8,485
32	GoPro, Inc., Class A (a)	999
17	Harman International Industries, Inc.	1,632
44	Helen of Troy Ltd. (a)	3,929
108	Installed Building Products, Inc. (a)	2,730
26	iRobot Corp. (a)	758
264	KB Home	3,577
66	La-Z-Boy, Inc.	1,753
162	Leggett & Platt, Inc.	6,683
193	Lennar Corp., Class A	9,289
30	M.D.C. Holdings, Inc.	785
55	Meritage Homes Corp. (a)	2,009
138	Mohawk Industries, Inc. (a)	25,087
641	Newell Rubbermaid, Inc.	25,454
6	NVR, Inc. (a)	9,151
294	PulteGroup, Inc.	5,548
43	Taylor Morrison Home Corp., Class A (a)	802
120	Tempur Sealy International, Inc. (a)	8,572
155	Toll Brothers, Inc. (a)	5,307
30	Tupperware Brands Corp.	1,485
68	William Lyon Homes, Class A (a)	1,401

		128,596

	Household Products — 0.1%
59	Spectrum Brands Holdings, Inc.	5,399

	Independent Power and Renewable Electricity Producers — 0.3%
595	AES (The) Corp.	5,825
548	Calpine Corp. (a)	8,001
344	NRG Energy, Inc.	5,108
24	Ormat Technologies, Inc.	817

		19,751

	Industrial Conglomerates — 0.1%
38	Carlisle Cos., Inc.	3,320
43	Raven Industries, Inc.	729
37	Roper Technologies, Inc.	5,798

		9,847

	Insurance — 5.9%
128	ACE Ltd.	13,235
211	Aflac, Inc.	12,265
8	Alleghany Corp. (a)	3,745
228	Allied World Assurance Co. Holdings AG	8,703
305	Allstate (The) Corp.	17,763
264	Ambac Financial Group, Inc. (a)	3,820
65	American Equity Investment Life Holding Co.	1,515
91	American Financial Group, Inc.	6,271
426	American International Group, Inc.	24,205
35	American National Insurance Co.	3,417

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
18	AMERISAFE, Inc.	$895
150	AmTrust Financial Services, Inc.	9,447
146	Arch Capital Group Ltd. (a)	10,727
79	Argo Group International Holdings Ltd.	4,471
126	Arthur J. Gallagher & Co.	5,201
91	Aspen Insurance Holdings Ltd.	4,229
89	Assurant, Inc.	7,032
410	Assured Guaranty Ltd.	10,250
185	Axis Capital Holdings Ltd.	9,938
120	Brown & Brown, Inc.	3,716
206	Chubb (The) Corp.	25,266
119	Cincinnati Financial Corp.	6,402
431	CNO Financial Group, Inc.	8,107
192	Employers Holdings, Inc.	4,280
67	Endurance Specialty Holdings Ltd.	4,089
12	Enstar Group Ltd. (a)	1,800
24	Erie Indemnity Co., Class A	1,991
54	Everest Re Group, Ltd.	9,360
30	FBL Financial Group, Inc., Class A	1,846
158	First American Financial Corp.	6,173
534	FNF Group	18,941
107	Hanover Insurance Group (The), Inc.	8,314
158	Hartford Financial Services Group (The), Inc.	7,233
152	Heritage Insurance Holdings, Inc. (a)	2,999
48	Horace Mann Educators Corp.	1,595
35	Infinity Property & Casualty Corp.	2,819
67	James River Group Holdings Ltd.	1,802
23	Kemper Corp.	814
110	Lincoln National Corp.	5,221
222	Maiden Holdings Ltd.	3,081
11	Markel Corp. (a)	8,820
731	MBIA, Inc. (a)	4,444
36	Mercury General Corp.	1,818
235	MetLife, Inc.	11,080
210	National General Holdings Corp.	4,051
14	National Western Life Insurance Co., Class A	3,118
35	Navigators Group (The), Inc. (a)	2,729
379	Old Republic International Corp.	5,928
77	ProAssurance Corp.	3,778
236	Progressive (The) Corp.	7,231
84	Reinsurance Group of America, Inc.	7,610
97	RenaissanceRe Holdings Ltd.	10,313
17	RLI Corp.	910
31	Selective Insurance Group, Inc.	963
23	StanCorp Financial Group, Inc.	2,627
43	Stewart Information Services Corp.	1,759
73	Symetra Financial Corp.	2,310
60	Third Point Reinsurance Ltd. (a)	807
67	Torchmark Corp.	3,779
272	Travelers (The) Cos., Inc.	27,072
80	United Fire Group, Inc.	2,804
109	Universal Insurance Holdings, Inc.	3,220

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
55	Unum Group	$1,764
180	Validus Holdings Ltd.	8,113
151	W. R. Berkley Corp.	8,210
8	White Mountains Insurance Group Ltd.	5,978

		424,214

	Internet & Catalog Retail — 1.2%
420	1-800-Flowers.com, Inc., Class A (a)	3,822
301	Expedia, Inc.	35,422
31	FTD Cos., Inc. (a)	924
84	HSN, Inc.	4,808
350	Netflix, Inc. (a)	36,141
176	Nutrisystem, Inc.	4,667
44	TripAdvisor, Inc. (a)	2,773

		88,557

	Internet Software & Services — 1.1%
188	Akamai Technologies, Inc. (a)	12,983
84	Bankrate, Inc. (a)	869
41	Benefitfocus, Inc. (a)	1,281
42	Cimpress N.V. (a)	3,197
32	comScore, Inc. (a)	1,477
30	CoStar Group, Inc. (a)	5,192
24	Demandware, Inc. (a)	1,240
587	EarthLink Holdings Corp.	4,567
127	Endurance International Group Holdings, Inc. (a)	1,697
230	Facebook, Inc., Class A (a)	20,677
110	GTT Communications, Inc. (a)	2,559
74	IAC/InterActiveCorp	4,830
146	Intralinks Holdings, Inc. (a)	1,210
25	j2 Global, Inc.	1,771
54	LogMeIn, Inc. (a)	3,681
156	Q2 Holdings, Inc. (a)	3,856
48	Stamps.com, Inc. (a)	3,553
31	Textura Corp. (a)	801
65	VeriSign, Inc. (a)	4,586
72	Web.com Group, Inc. (a)	1,518
19	WebMD Health Corp. (a)	757

		82,302

	IT Services — 3.8%
204	Accenture PLC, Class A	20,045
85	Blackhawk Network Holdings, Inc. (a)	3,603
78	Booz Allen Hamilton Holding Corp.	2,044
79	Broadridge Financial Solutions, Inc.	4,373
32	CACI International, Inc., Class A (a)	2,367
324	Cognizant Technology Solutions Corp., Class A (a)	20,286
30	Computer Sciences Corp.	1,841
138	Convergys Corp.	3,189
248	CoreLogic, Inc. (a)	9,233
26	CSG Systems International, Inc.	801
78	DST Systems, Inc.	8,201
61	EPAM Systems, Inc. (a)	4,546

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	IT Services (Continued)
42	Euronet Worldwide, Inc. (a)	$3,112
25	ExlService Holdings, Inc. (a)	923
318	Fiserv, Inc. (a)	27,542
84	FleetCor Technologies, Inc. (a)	11,560
68	Gartner, Inc. (a)	5,707
277	Genpact Ltd. (a)	6,540
96	Global Payments, Inc.	11,014
65	Heartland Payment Systems, Inc.	4,096
91	ManTech International Corp., Class A	2,339
211	MasterCard, Inc., Class A	19,015
120	MAXIMUS, Inc.	7,147
150	NeuStar, Inc., Class A (a)	4,081
17	Science Applications International Corp.	684
181	Sykes Enterprises, Inc. (a)	4,615
42	Syntel, Inc. (a)	1,903
97	TeleTech Holdings, Inc.	2,599
212	Teradata Corp. (a)	6,140
236	Total System Services, Inc.	10,721
206	Vantiv, Inc., Class A (a)	9,254
59	VeriFone Systems, Inc. (a)	1,636
68	Virtusa Corp. (a)	3,489
97	Visa, Inc., Class A	6,757
194	Western Union (The) Co.	3,562
53	WEX, Inc. (a)	4,603
3,095	Xerox Corp.	30,114

		269,682

	Leisure Products — 0.3%
78	Brunswick Corp.	3,735
26	Hasbro, Inc.	1,875
230	Mattel, Inc.	4,844
204	Nautilus, Inc. (a)	3,060
41	Polaris Industries, Inc.	4,915
107	Smith & Wesson Holding Corp. (a)	1,805
14	Sturm, Ruger & Co., Inc.	822

		21,056

	Life Sciences Tools & Services — 1.2%
67	Accelerate Diagnostics, Inc. (a)	1,084
131	Albany Molecular Research, Inc. (a)	2,282
101	Cambrex Corp. (a)	4,008
55	Charles River Laboratories International, Inc. (a)	3,494
120	Illumina, Inc. (a)	21,098
18	Mettler-Toledo International, Inc. (a)	5,125
91	PAREXEL International Corp. (a)	5,635
74	PerkinElmer, Inc.	3,401
137	Quintiles Transnational Holdings, Inc. (a)	9,531
50	Thermo Fisher Scientific, Inc.	6,114
149	VWR Corp. (a)	3,828
155	Waters Corp. (a)	18,322

		83,922

Shares	Description	Value

	Common Stocks (Continued)
	Machinery — 3.1%
174	AGCO Corp.	$8,114
23	Albany International Corp., Class A	658
65	Altra Industrial Motion Corp.	1,503
42	Astec Industries, Inc.	1,407
67	Barnes Group, Inc.	2,415
228	Briggs & Stratton Corp.	4,403
155	Caterpillar, Inc.	10,131
122	Chart Industries, Inc. (a)	2,344
31	CIRCOR International, Inc.	1,244
95	CLARCOR, Inc.	4,529
32	Crane Co.	1,491
200	Cummins, Inc.	21,716
67	Deere & Co.	4,958
55	Donaldson Co., Inc.	1,544
282	Dover Corp.	16,125
47	ESCO Technologies, Inc.	1,687
235	Federal Signal Corp.	3,222
113	Flowserve Corp.	4,649
62	Gorman-Rupp (The) Co.	1,486
50	Hyster-Yale Materials Handling, Inc.	2,891
25	IDEX Corp.	1,782
144	Illinois Tool Works, Inc.	11,853
95	ITT Corp.	3,176
272	Joy Global, Inc.	4,061
97	Lincoln Electric Holdings, Inc.	5,086
11	Lindsay Corp.	746
71	Middleby (The) Corp. (a)	7,468
50	Mueller Industries, Inc.	1,479
25	Nordson Corp.	1,573
233	Oshkosh Corp.	8,465
308	PACCAR, Inc.	16,068
169	Parker-Hannifin Corp.	16,444
49	Snap-on, Inc.	7,396
26	SPX Corp.	310
151	Terex Corp.	2,709
29	Toro (The) Co.	2,046
60	TriMas Corp. (a)	981
373	Trinity Industries, Inc.	8,456
66	Valmont Industries, Inc.	6,263
281	Wabash National Corp. (a)	2,976
62	Wabtec Corp.	5,459
108	Woodward, Inc.	4,396
107	Xylem, Inc.	3,515

		219,225

	Marine — 0.1%
128	Kirby Corp. (a)	7,930
62	Matson, Inc.	2,386

		10,316

	Media — 1.9%
56	AMC Entertainment Holdings, Inc., Class A	1,411
120	AMC Networks, Inc., Class A (a)	8,780
413	Cablevision Systems Corp., Class A	13,410

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Media (Continued)
49	Cinemark Holdings, Inc.	$1,592
218	Comcast Corp., Class A	12,400
990	Discovery Communications, Inc., Class A (a)	25,770
426	Entravision Communications Corp., Class A	2,829
281	Gray Television, Inc. (a)	3,586
102	Interpublic Group of Cos. (The), Inc.	1,951
109	John Wiley & Sons, Inc., Class A	5,453
216	Live Nation Entertainment, Inc. (a)	5,193
48	Madison Square Garden (The) Co., Class A (a)	3,463
17	Meredith Corp.	724
541	News Corp., Class A	6,827
31	Nexstar Broadcasting Group, Inc., Class A	1,468
60	Scholastic Corp.	2,338
1,765	Sirius XM Holdings, Inc. (a)	6,601
78	Starz, Class A (a)	2,912
191	Time, Inc.	3,638
230	Walt Disney (The) Co.	23,506

		133,852

	Metals & Mining — 1.5%
2,363	Alcoa, Inc.	22,827
66	Allegheny Technologies, Inc.	936
272	Commercial Metals Co.	3,686
96	Compass Minerals International, Inc.	7,523
1,334	Hecla Mining Co.	2,628
98	Materion Corp.	2,942
1,128	Newmont Mining Corp.	18,127
449	Nucor Corp.	16,860
163	Reliance Steel & Aluminum Co.	8,804
31	Royal Gold, Inc.	1,456
223	Southern Copper Corp.	5,958
191	Steel Dynamics, Inc.	3,281
302	Stillwater Mining Co. (a)	3,120
131	TimkenSteel Corp.	1,326
383	United States Steel Corp.	3,991
29	Worthington Industries, Inc.	768

		104,233

	Multiline Retail — 1.0%
59	Big Lots, Inc.	2,827
115	Burlington Stores, Inc. (a)	5,870
95	Dillard’s, Inc., Class A	8,302
332	Dollar Tree, Inc. (a)	22,131
527	Kohl’s Corp.	24,405
97	Macy’s, Inc.	4,978

		68,513

	Multi-Utilities — 3.4%
137	Alliant Energy Corp.	8,013
698	Ameren Corp.	29,504
143	Avista Corp.	4,755

Shares	Description	Value

	Common Stocks (Continued)
	Multi-Utilities (Continued)
80	Black Hills Corp.	$3,307
1,038	CenterPoint Energy, Inc.	18,726
414	CMS Energy Corp.	14,622
455	Consolidated Edison, Inc.	30,417
353	DTE Energy Co.	28,371
203	MDU Resources Group, Inc.	3,492
144	NiSource, Inc.	2,671
402	PG&E Corp.	21,226
839	Public Service Enterprise Group, Inc.	35,372
194	SCANA Corp.	10,914
133	Sempra Energy	12,864
336	TECO Energy, Inc.	8,823
205	Vectren Corp.	8,612

		241,689

	Oil, Gas & Consumable Fuels — 5.9%
139	Alon USA Energy, Inc.	2,512
342	Apache Corp.	13,393
144	Bonanza Creek Energy, Inc. (a)	586
589	Chesapeake Energy Corp.	4,317
341	Chevron Corp.	26,898
26	Clayton Williams Energy, Inc. (a)	1,009
115	Concho Resources, Inc. (a)	11,304
535	ConocoPhillips	25,658
362	CONSOL Energy, Inc.	3,548
53	CVR Energy, Inc.	2,176
72	Delek US Holdings, Inc.	1,994
690	Denbury Resources, Inc.	1,684
53	Diamondback Energy, Inc. (a)	3,424
86	Energen Corp.	4,288
673	Erin Energy Corp. (a)	2,638
396	Exxon Mobil Corp.	29,443
158	Green Plains, Inc.	3,075
246	Gulfport Energy Corp. (a)	7,301
2,269	Halcon Resources Corp. (a)	1,202
492	Hess Corp.	24,629
185	HollyFrontier Corp.	9,035
703	Kosmos Energy Ltd. (a)	3,923
349	Laredo Petroleum, Inc. (a)	3,291
992	Marathon Oil Corp.	15,277
630	Marathon Petroleum Corp.	29,188
236	Murphy Oil Corp.	5,711
218	Newfield Exploration Co. (a)	7,172
770	Noble Energy, Inc.	23,239
277	Oasis Petroleum, Inc. (a)	2,404
95	Par Petroleum Corp. (a)	1,979
408	Phillips 66	31,351
95	Pioneer Natural Resources Co.	11,556
534	QEP Resources, Inc.	6,691
31	RSP Permian, Inc. (a)	628
74	SemGroup Corp., Class A	3,200
95	SM Energy Co.	3,044
434	Southwestern Energy Co. (a)	5,507
390	Tesoro Corp.	37,924

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
527	Valero Energy Corp.	$31,673
227	Western Refining, Inc.	10,015
176	Whiting Petroleum Corp. (a)	2,687
122	World Fuel Services Corp.	4,368
356	WPX Energy, Inc. (a)	2,357

		423,299

	Paper & Forest Products — 0.1%
72	Boise Cascade Co. (a)	1,816
50	Louisiana-Pacific Corp. (a)	712
158	P.H. Glatfelter Co.	2,721
66	Schweitzer-Mauduit International, Inc.	2,269

		7,518

	Personal Products — 0.2%
109	Coty, Inc., Class A	2,950
14	Edgewell Personal Care Co.	1,142
17	Herbalife Ltd. (a)	926
55	Nu Skin Enterprises, Inc., Class A	2,270
48	Revlon, Inc., Class A (a)	1,414
31	USANA Health Sciences, Inc. (a)	4,155

		12,857

	Pharmaceuticals — 0.9%
134	Akorn, Inc. (a)	3,820
29	ANI Pharmaceuticals, Inc. (a)	1,146
102	Cempra, Inc. (a)	2,840
163	Depomed, Inc. (a)	3,072
126	Horizon Pharma PLC (a)	2,497
56	Impax Laboratories, Inc. (a)	1,972
55	Intra-Cellular Therapies, Inc. (a)	2,202
74	Jazz Pharmaceuticals PLC (a)	9,828
30	Lannett Co., Inc. (a)	1,245
97	Mylan N.V. (a)	3,905
67	Phibro Animal Health Corp., Class A	2,119
77	Prestige Brands Holdings, Inc. (a)	3,477
161	Sucampo Pharmaceuticals, Inc., Class A (a)	3,199
258	Supernus Pharmaceuticals, Inc. (a)	3,620
18	Tetraphase Pharmaceuticals, Inc. (a)	134
558	TherapeuticsMD, Inc. (a)	3,270
48	Theravance, Inc.	345
409	Zoetis, Inc.	16,843

		65,534

	Professional Services — 1.0%
30	CEB, Inc.	2,050
17	Dun & Bradstreet (The) Corp.	1,785
271	Equifax, Inc.	26,336
19	Exponent, Inc.	847
20	FTI Consulting, Inc. (a)	830
101	ICF International, Inc. (a)	3,069
30	IHS, Inc., Class A (a)	3,480
38	Kforce, Inc.	999

Shares	Description	Value

	Common Stocks (Continued)
	Professional Services (Continued)
50	Korn/Ferry International	$1,654
66	ManpowerGroup, Inc.	5,405
67	On Assignment, Inc. (a)	2,472
71	Robert Half International, Inc.	3,632
259	RPX Corp. (a)	3,553
89	TrueBlue, Inc. (a)	2,000
181	Verisk Analytics, Inc. (a)	13,378

		71,490

	Real Estate Investment Trusts — 1.4%
260	Altisource Residential Corp.	3,619
122	American Homes 4 Rent, Class A	1,962
557	Ashford Hospitality Trust Inc.	3,398
236	Capstead Mortgage Corp.	2,334
720	Chimera Investment Corp.	9,626
161	Columbia Property Trust, Inc.	3,735
19	CoreSite Realty Corp.	977
179	Corrections Corp. of America	5,288
85	CubeSmart	2,313
569	CYS Investments, Inc.	4,131
25	Equinix, Inc.	6,835
37	Equity LifeStyle Properties, Inc.	2,167
60	Extra Space Storage, Inc.	4,630
162	Gaming and Leisure Properties, Inc.	4,811
74	Gramercy Property Trust, Inc.	1,537
275	Hospitality Properties Trust	7,034
35	Lamar Advertising Co., Class A	1,826
143	Mack-Cali Realty Corp.	2,700
475	MFA Financial, Inc.	3,235
26	Mid-America Apartment Communities, Inc.	2,129
115	New Residential Investment Corp.	1,507
47	Pebblebrook Hotel Trust	1,666
224	Piedmont Office Realty Trust, Inc., Class A	4,007
78	Rayonier, Inc.	1,721
127	Select Income REIT	2,414
337	Senior Housing Properties Trust	5,459
67	Summit Hotel Properties, Inc.	782
608	Two Harbors Investment Corp.	5,363
35	Washington Real Estate Investment Trust	873

		98,079

	Real Estate Management & Development — 0.4%
534	CBRE Group, Inc., Class A (a)	17,088
13	Howard Hughes (The) Corp. (a)	1,492
59	Jones Lang LaSalle, Inc.	8,482
127	Realogy Holdings Corp. (a)	4,779

		31,841

	Road & Rail — 0.8%
18	AMERCO	7,082
91	Con-way, Inc.	4,318

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Road & Rail (Continued)
48	J.B. Hunt Transport Services, Inc.	$3,427
13	Landstar System, Inc.	825
203	Marten Transport Ltd.	3,283
301	Norfolk Southern Corp.	22,996
29	Old Dominion Freight Line, Inc. (a)	1,769
102	Roadrunner Transportation Systems, Inc. (a)	1,877
67	Ryder System, Inc.	4,961
133	Werner Enterprises, Inc.	3,338

		53,876

	Semiconductors & Semiconductor Equipment — 2.3%
65	Advanced Energy Industries, Inc. (a)	1,710
42	Ambarella, Inc. (a)	2,427
733	Amkor Technology, Inc. (a)	3,291
685	Applied Materials, Inc.	10,063
37	Cabot Microelectronics Corp. (a)	1,433
85	Cavium, Inc. (a)	5,216
103	Cirrus Logic, Inc. (a)	3,246
228	Cree, Inc. (a)	5,524
181	Diodes, Inc. (a)	3,868
210	First Solar, Inc. (a)	8,978
192	Inphi Corp. (a)	4,616
121	Integrated Device Technology, Inc. (a)	2,456
324	Lam Research Corp.	21,167
68	M/A-COM Technology Solutions Holdings, Inc. (a)	1,971
599	Marvell Technology Group Ltd.	5,421
56	Maxim Integrated Products, Inc.	1,870
217	MaxLinear, Inc., Class A (a)	2,699
42	Microchip Technology, Inc.	1,810
49	Microsemi Corp. (a)	1,608
68	MKS Instruments, Inc.	2,280
983	NVIDIA Corp.	24,231
677	ON Semiconductor Corp. (a)	6,364
368	Photronics, Inc. (a)	3,334
60	Rambus, Inc. (a)	708
32	Silicon Laboratories, Inc. (a)	1,329
317	Skyworks Solutions, Inc.	26,695
264	SunEdison, Inc. (a)	1,896
139	SunPower Corp. (a)	2,786
30	Synaptics, Inc. (a)	2,474
205	Teradyne, Inc.	3,692
23	Tessera Technologies, Inc.	745

		165,908

	Software — 3.9%
143	ACI Worldwide, Inc. (a)	3,020
271	Activision Blizzard, Inc.	8,371
43	ANSYS, Inc. (a)	3,790
174	Aspen Technology, Inc. (a)	6,596
61	Blackbaud, Inc.	3,423
899	CA, Inc.	24,543
200	Cadence Design Systems, Inc. (a)	4,136

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
56	Callidus Software, Inc. (a)	$951
113	Citrix Systems, Inc. (a)	7,829
54	Ebix, Inc.	1,348
494	Electronic Arts, Inc. (a)	33,469
62	Ellie Mae, Inc. (a)	4,127
36	FactSet Research Systems, Inc.	5,753
29	Fair Isaac Corp.	2,451
203	FireEye, Inc. (a)	6,459
55	Fleetmatics Group PLC (a)	2,700
239	Fortinet, Inc. (a)	10,153
707	Glu Mobile, Inc. (a)	3,090
74	Guidewire Software, Inc. (a)	3,891
53	Imperva, Inc. (a)	3,470
101	Infoblox, Inc. (a)	1,614
131	Intuit, Inc.	11,626
164	Manhattan Associates, Inc. (a)	10,217
66	Mentor Graphics Corp.	1,626
20	NetSuite, Inc. (a)	1,678
77	Paycom Software, Inc. (a)	2,765
97	Paylocity Holding Corp. (a)	2,909
77	Pegasystems, Inc.	1,895
55	Proofpoint, Inc. (a)	3,318
96	PTC, Inc. (a)	3,047
74	Qlik Technologies, Inc. (a)	2,697
259	Red Hat, Inc. (a)	18,617
191	RingCentral, Inc., Class A (a)	3,467
283	salesforce.com, Inc. (a)	19,649
89	ServiceNow, Inc. (a)	6,181
43	SolarWinds, Inc. (a)	1,687
114	Splunk, Inc. (a)	6,310
62	SS&C Technologies Holdings, Inc.	4,343
566	Symantec Corp.	11,020
38	Synchronoss Technologies, Inc. (a)	1,246
78	Synopsys, Inc. (a)	3,602
85	Tableau Software, Inc., Class A (a)	6,781
61	Tyler Technologies, Inc. (a)	9,108
24	Ultimate Software Group (The), Inc. (a)	4,296
116	VASCO Data Security International, Inc. (a)	1,977
32	Verint Systems, Inc. (a)	1,381

		282,627

	Specialty Retail — 5.9%
97	Aaron’s, Inc.	3,503
122	Abercrombie & Fitch Co., Class A	2,585
206	Advance Auto Parts, Inc.	39,043
102	American Eagle Outfitters, Inc.	1,594
48	Asbury Automotive Group, Inc. (a)	3,895
157	Ascena Retail Group, Inc. (a)	2,184
62	AutoNation, Inc. (a)	3,607
30	AutoZone, Inc. (a)	21,715
155	Barnes & Noble, Inc.	1,877
287	Bed Bath & Beyond, Inc. (a)	16,365
806	Best Buy Co., Inc.	29,919

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
119	Cabela’s, Inc. (a)	$5,426
26	Caleres, Inc.	794
299	CarMax, Inc. (a)	17,737
67	Cato (The) Corp., Class A	2,280
41	Children’s Place (The), Inc.	2,364
151	CST Brands, Inc.	5,083
152	Dick’s Sporting Goods, Inc.	7,541
79	DSW, Inc., Class A	1,999
145	Express, Inc. (a)	2,591
126	Finish Line (The), Inc., Class A	2,432
23	Five Below, Inc. (a)	772
119	Foot Locker, Inc.	8,564
229	GameStop Corp., Class A	9,437
690	Gap (The), Inc.	19,665
53	Genesco, Inc. (a)	3,025
44	GNC Holdings, Inc., Class A	1,778
182	Guess?, Inc.	3,887
56	Hibbett Sports, Inc. (a)	1,961
236	Home Depot (The), Inc.	27,256
38	Lithia Motors, Inc., Class A	4,108
197	Lowe’s Cos., Inc.	13,577
29	Mattress Firm Holding Corp. (a)	1,211
176	Murphy USA, Inc. (a)	9,671
145	O’Reilly Automotive, Inc. (a)	36,250
47	Outerwall, Inc.	2,676
77	Penske Automotive Group, Inc.	3,730
72	Pep Boys-Manny, Moe & Jack (The) (a)	878
209	Pier 1 Imports, Inc.	1,442
155	Rent-A-Center, Inc.	3,759
41	Restoration Hardware Holdings, Inc. (a)	3,826
271	Ross Stores, Inc.	13,135
125	Sally Beauty Holdings, Inc. (a)	2,969
86	Select Comfort Corp. (a)	1,882
50	Signet Jewelers Ltd.	6,806
110	Sonic Automotive, Inc., Class A	2,246
98	TJX (The) Cos., Inc.	6,999
366	Tractor Supply Co.	30,861
65	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	10,618
224	Urban Outfitters, Inc. (a)	6,581
95	Vitamin Shoppe, Inc. (a)	3,101
96	Williams-Sonoma, Inc.	7,330

		424,535

	Technology Hardware, Storage & Peripherals — 1.0%
210	Apple, Inc.	23,163
30	Cray, Inc. (a)	594
248	EMC Corp.	5,992
877	Hewlett-Packard Co.	22,460
38	Lexmark International, Inc., Class A	1,101
131	NCR Corp. (a)	2,980
416	NetApp, Inc.	12,314
186	QLogic Corp. (a)	1,906

Shares	Description	Value

	Common Stocks (Continued)
	Technology Hardware, Storage & Peripherals (Continued)
30	Super Micro Computer, Inc. (a)	$818

		71,328

	Textiles, Apparel & Luxury Goods — 2.1%
92	Carter’s, Inc.	8,339
32	Columbia Sportswear Co.	1,881
49	Deckers Outdoor Corp. (a)	2,845
143	Fossil Group, Inc. (a)	7,991
62	G-III Apparel Group Ltd. (a)	3,823
791	Hanesbrands, Inc.	22,892
162	Movado Group, Inc.	4,184
305	NIKE, Inc., Class B	37,506
50	PVH Corp.	5,097
199	Ralph Lauren Corp.	23,514
41	Skechers U.S.A., Inc., Class A (a)	5,497
314	Under Armour, Inc., Class A (a)	30,389

		153,958

	Thrifts & Mortgage Finance — 0.6%
62	Astoria Financial Corp.	998
32	BofI Holding, Inc. (a)	4,123
156	Brookline Bancorp, Inc.	1,582
96	Essent Group Ltd. (a)	2,386
48	Flagstar Bancorp, Inc. (a)	987
55	LendingTree, Inc. (a)	5,117
66	Meridian Bancorp, Inc.	902
155	MGIC Investment Corp. (a)	1,435
108	New York Community Bancorp, Inc.	1,950
68	Northwest Bancshares, Inc.	884
92	Provident Financial Services, Inc.	1,794
527	Radian Group, Inc.	8,385
235	TFS Financial Corp.	4,054
125	TrustCo Bank Corp. NY	730
163	Walker & Dunlop, Inc. (a)	4,251
74	Washington Federal, Inc.	1,683
31	WSFS Financial Corp.	893

		42,154

	Tobacco — 0.3%
354	Reynolds American, Inc.	15,671
77	Universal Corp.	3,817
118	Vector Group Ltd.	2,668

		22,156

	Trading Companies & Distributors — 0.6%
193	Aircastle Ltd.	3,978
89	Applied Industrial Technologies, Inc.	3,395
66	GATX Corp.	2,914
281	HD Supply Holdings, Inc. (a)	8,042
62	Kaman Corp.	2,223
284	MRC Global, Inc. (a)	3,167
85	MSC Industrial Direct Co., Inc., Class A	5,187

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Trading Companies & Distributors (Continued)
43	NOW, Inc. (a)	$636
168	Rush Enterprises, Inc., Class A (a)	4,066
110	TAL International Group, Inc.	1,504
23	United Rentals, Inc. (a)	1,381
144	WESCO International, Inc. (a)	6,692

		43,185

	Transportation Infrastructure — 0.0%
174	Wesco Aircraft Holdings, Inc. (a)	2,123

	Water Utilities — 0.0%
115	California Water Service Group	2,544

	Wireless Telecommunication Services — 0.3%
50	Shenandoah Telecommunications Co.	2,140
1,445	Sprint Corp. (a)	5,549
120	Telephone & Data Systems, Inc.	2,995
169	T-Mobile US, Inc. (a)	6,728
92	United States Cellular Corp. (a)	3,260

		20,672

	Total Common Stocks — 99.5%	7,133,869
	(Cost $7,567,902)

	Money Market Funds — 0.6%
44,039	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.03% (b)	44,039
	(Cost $44,039)

	Total Investments — 100.1%	7,177,908
	(Cost $7,611,941) (c)
	Net Other Assets and Liabilities — (0.1)%	(6,458)

	Net Assets — 100.0%	$7,171,450

(a)	Non-income producing security.
(b)	Interest rate shown reflects yield as of September 30, 2015.
(c)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $245,284 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $679,317.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$7,133,869	$—	$—
Money Market Funds	44,039	—	—
Total Investments	$7,177,908	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2015.

See Notes to Portfolio of Investments

First Trust Value Line® Dividend Index Fund (FVD)

Portfolio of Investments
September 30, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 3.3%
38,691	Boeing (The) Co.	$5,066,586
37,666	General Dynamics Corp.	5,196,025
53,844	Honeywell International, Inc.	5,098,488
48,756	L-3 Communications Holdings, Inc.	5,095,977
25,754	Lockheed Martin Corp.	5,339,062
50,173	Raytheon Co.	5,481,902
57,485	United Technologies Corp.	5,115,590

		36,393,630

	Air Freight & Logistics — 1.0%
76,805	C.H. Robinson Worldwide, Inc.	5,205,843
52,812	United Parcel Service, Inc., Class B	5,212,016

		10,417,859

	Banks — 7.3%
85,088	Bank of Hawaii Corp.	5,402,237
97,693	Bank of Montreal	5,329,153
117,892	Bank of Nova Scotia (The)	5,196,679
147,250	BB&T Corp.	5,242,100
83,734	BOK Financial Corp.	5,418,427
72,992	Canadian Imperial Bank of Commerce	5,252,504
118,583	Commerce Bancshares, Inc.	5,402,641
84,096	Cullen/Frost Bankers, Inc.	5,346,824
43,834	M&T Bank Corp.	5,345,556
339,969	People’s United Financial, Inc.	5,347,712
59,218	PNC Financial Services Group (The), Inc.	5,282,246
95,339	Royal Bank of Canada	5,267,480
132,629	Toronto-Dominion (The) Bank	5,228,235
126,751	U.S. Bancorp	5,198,059
102,090	Wells Fargo & Co.	5,242,322

		79,502,175

	Beverages — 2.4%
47,644	Anheuser-Busch InBev N.V., ADR	5,065,510
134,288	Coca-Cola (The) Co.	5,387,634
48,035	Diageo PLC, ADR	5,177,693
67,419	Dr Pepper Snapple Group, Inc.	5,329,472
56,160	PepsiCo, Inc.	5,295,888

		26,256,197

	Biotechnology — 0.9%
88,613	AbbVie, Inc.	4,821,434
35,779	Amgen, Inc.	4,948,951

		9,770,385

	Capital Markets — 0.5%
74,946	T. Rowe Price Group, Inc.	5,208,747

	Chemicals — 2.8%
39,021	Air Products and Chemicals, Inc.	4,978,299
56,184	Airgas, Inc.	5,018,917
109,095	E.I. du Pont de Nemours and Co.	5,258,379

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
49,620	International Flavors & Fragrances, Inc.	$5,123,761
60,029	Monsanto Co.	5,122,875
50,002	Praxair, Inc.	5,093,204

		30,595,435

	Commercial Services & Supplies — 1.9%
155,747	Healthcare Services Group, Inc.	5,248,674
128,202	Republic Services, Inc.	5,281,922
148,204	Tyco International PLC	4,958,906
105,023	Waste Management, Inc.	5,231,196

		20,720,698

	Communications Equipment — 1.9%
206,058	Cisco Systems, Inc.	5,409,022
71,611	Harris Corp.	5,238,345
78,489	Motorola Solutions, Inc.	5,367,078
96,759	QUALCOMM, Inc.	5,198,861

		21,213,306

	Containers & Packaging — 0.9%
124,828	Bemis Co., Inc.	4,939,444
132,329	Sonoco Products Co.	4,994,096

		9,933,540

	Distributors — 0.5%
62,876	Genuine Parts Co.	5,211,792

	Diversified Financial Services — 0.5%
57,235	CME Group, Inc.	5,307,974

	Diversified Telecommunication Services — 1.4%
161,632	AT&T, Inc.	5,265,970
161,879	TELUS Corp.	5,105,664
117,472	Verizon Communications, Inc.	5,111,207

		15,482,841

	Electric Utilities — 9.9%
108,532	ALLETE, Inc.	5,479,781
94,653	American Electric Power Co., Inc.	5,381,970
98,148	Cleco Corp.	5,225,399
75,128	Duke Energy Corp.	5,404,708
85,420	Edison International	5,387,439
146,962	El Paso Electric Co.	5,411,141
110,770	Eversource Energy	5,607,177
190,059	Hawaiian Electric Industries, Inc.	5,452,793
85,684	IDACORP, Inc.	5,544,612
159,331	ITC Holdings Corp.	5,312,096
130,783	MGE Energy, Inc.	5,386,952
53,674	NextEra Energy, Inc.	5,235,899
192,491	OGE Energy Corp.	5,266,554
84,487	Pinnacle West Capital Corp.	5,418,996

See Notes to Portfolio of Investments

First Trust Value Line® Dividend Index Fund (FVD)

Portfolio of Investments (Continued)
September 30, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electric Utilities (Continued)
146,798	Portland General Electric Co.	$5,427,122
167,977	PPL Corp.	5,524,764
120,235	Southern (The) Co.	5,374,504
108,420	UIL Holdings Corp.	5,450,273
141,357	Westar Energy, Inc.	5,433,763
154,286	Xcel Energy, Inc.	5,463,267

		108,189,210

	Electrical Equipment — 1.4%
98,812	Eaton Corp. PLC	5,069,056
116,638	Emerson Electric Co.	5,151,900
59,722	Hubbell, Inc., Class B	5,073,384

		15,294,340

	Energy Equipment & Services — 0.5%
72,220	Schlumberger Ltd.	4,981,013

	Food & Staples Retailing — 1.4%
132,063	Sysco Corp.	5,146,495
82,591	Wal-Mart Stores, Inc.	5,355,201
122,703	Weis Markets, Inc.	5,122,850

		15,624,546

	Food Products — 3.7%
121,317	Archer-Daniels-Midland Co.	5,028,590
102,248	Campbell Soup Co.	5,181,929
124,121	ConAgra Foods, Inc.	5,028,142
92,670	General Mills, Inc.	5,201,567
56,722	Hershey (The) Co.	5,211,617
44,961	JM Smucker (The) Co.	5,129,600
77,782	Kellogg Co.	5,176,392
70,132	Mead Johnson Nutrition Co.	4,937,293

		40,895,130

	Gas Utilities — 5.0%
85,670	AGL Resources, Inc.	5,229,297
93,726	Atmos Energy Corp.	5,452,979
99,767	Laclede Group (The), Inc.	5,440,294
186,357	New Jersey Resources Corp.	5,596,301
117,866	Northwest Natural Gas Co.	5,402,977
136,800	Piedmont Natural Gas Co., Inc.	5,481,576
273,246	Questar Corp.	5,303,705
218,824	South Jersey Industries, Inc.	5,525,306
153,119	UGI Corp.	5,331,604
95,965	WGL Holdings, Inc.	5,534,301

		54,298,340

	Health Care Equipment & Supplies — 0.9%
121,541	Abbott Laboratories	4,888,379
74,925	Medtronic PLC	5,015,480

		9,903,859

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services — 1.4%
155,288	Owens & Minor, Inc.	$4,959,899
116,406	Patterson Cos., Inc.	5,034,559
78,198	Quest Diagnostics, Inc.	4,806,831

		14,801,289

	Hotels, Restaurants & Leisure — 1.4%
35,466	Cracker Barrel Old Country Store, Inc.	5,223,433
53,756	McDonald’s Corp.	5,296,579
65,432	Yum! Brands, Inc.	5,231,288

		15,751,300

	Household Durables — 0.5%
120,622	Leggett & Platt, Inc.	4,975,657

	Household Products — 1.9%
45,974	Clorox (The) Co.	5,311,376
83,403	Colgate-Palmolive Co.	5,292,755
48,384	Kimberly-Clark Corp.	5,275,791
74,490	Procter & Gamble (The) Co.	5,358,811

		21,238,733

	Industrial Conglomerates — 0.5%
37,580	3M Co.	5,327,717

	Insurance — 7.2%
51,758	ACE Ltd.	5,351,777
89,869	Allstate (The) Corp.	5,233,970
124,326	Arthur J. Gallagher & Co.	5,132,177
68,956	Assurant, Inc.	5,448,214
97,098	Axis Capital Holdings Ltd.	5,216,105
98,516	Cincinnati Financial Corp.	5,300,161
84,733	Endurance Specialty Holdings Ltd.	5,171,255
64,399	Erie Indemnity Co., Class A	5,341,253
30,138	Everest Re Group, Ltd.	5,224,121
66,398	Hanover Insurance Group (The), Inc.	5,159,125
98,076	Marsh & McLennan Cos., Inc.	5,121,529
100,838	Mercury General Corp.	5,093,327
170,204	Progressive (The) Corp.	5,215,051
52,355	Travelers (The) Cos., Inc.	5,210,893
124,650	Willis Group Holdings PLC	5,106,910

		78,325,868

	IT Services — 2.4%
53,467	Accenture PLC, Class A	5,253,667
65,866	Automatic Data Processing, Inc.	5,292,992
294,665	Infosys Ltd., ADR	5,625,155
35,928	International Business Machines Corp.	5,208,482
112,813	Paychex, Inc.	5,373,283

		26,753,579

See Notes to Portfolio of Investments

First Trust Value Line® Dividend Index Fund (FVD)

Portfolio of Investments (Continued)
September 30, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Leisure Products — 0.4%
226,939	Mattel, Inc.	$4,779,335

	Machinery — 3.2%
72,931	Caterpillar, Inc.	4,766,770
66,482	Deere & Co.	4,919,668
175,834	Donaldson Co., Inc.	4,937,419
87,697	Dover Corp.	5,014,514
62,451	Illinois Tool Works, Inc.	5,140,342
51,354	Parker-Hannifin Corp.	4,996,744
52,256	Stanley Black & Decker, Inc.	5,067,787

		34,843,244

	Media — 1.9%
77,793	Omnicom Group, Inc.	5,126,559
268,918	Shaw Communications, Inc., Class B	5,217,009
129,719	Thomson Reuters Corp.	5,222,487
49,799	WPP PLC, ADR	5,180,590

		20,746,645

	Multiline Retail — 0.9%
106,987	Kohl’s Corp.	4,954,568
67,246	Target Corp.	5,289,570

		10,244,138

	Multi-Utilities — 7.4%
92,086	Alliant Energy Corp.	5,386,110
128,925	Ameren Corp.	5,449,660
166,383	Avista Corp.	5,532,235
137,193	Black Hills Corp.	5,671,559
289,319	CenterPoint Energy, Inc.	5,219,315
155,425	CMS Energy Corp.	5,489,611
80,928	Consolidated Edison, Inc.	5,410,037
75,919	Dominion Resources, Inc.	5,343,179
67,488	DTE Energy Co.	5,424,010
308,845	MDU Resources Group, Inc.	5,312,134
129,592	Public Service Enterprise Group, Inc.	5,463,599
99,409	SCANA Corp.	5,592,750
56,552	Sempra Energy	5,469,709
196,958	TECO Energy, Inc.	5,172,117
130,104	Vectren Corp.	5,465,669

		81,401,694

	Oil, Gas & Consumable Fuels — 3.7%
67,393	Chevron Corp.	5,315,960
107,953	ConocoPhillips	5,177,426
131,865	Enbridge, Inc.	4,896,148
71,709	Exxon Mobil Corp.	5,331,564
78,783	Occidental Petroleum Corp.	5,211,495
105,762	Royal Dutch Shell PLC, Class B, ADR	5,021,580
115,537	TOTAL S.A., ADR	5,165,659

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
152,366	TransCanada Corp.	$4,811,718

		40,931,550

	Personal Products — 0.5%
129,401	Unilever PLC, ADR	5,276,973

	Pharmaceuticals — 4.2%
156,909	AstraZeneca PLC, ADR	4,992,845
83,908	Bristol-Myers Squibb Co.	4,967,354
60,083	Eli Lilly and Co.	5,028,346
132,196	GlaxoSmithKline PLC, ADR	5,082,936
56,509	Johnson & Johnson	5,275,115
103,231	Merck & Co., Inc.	5,098,579
54,900	Novartis AG, ADR	5,046,408
162,329	Pfizer, Inc.	5,098,754
106,511	Sanofi, ADR	5,056,077

		45,646,414

	Professional Services — 0.4%
110,677	Nielsen Holdings PLC	4,921,806

	Real Estate Investment Trusts — 2.4%
30,540	AvalonBay Communities, Inc.	5,339,003
38,674	Federal Realty Investment Trust	5,277,067
25,118	Public Storage	5,315,722
110,399	Realty Income Corp.	5,231,809
28,327	Simon Property Group, Inc.	5,204,236

		26,367,837

	Road & Rail — 0.9%
66,139	Norfolk Southern Corp.	5,053,020
59,634	Union Pacific Corp.	5,272,242

		10,325,262

	Semiconductors & Semiconductor Equipment — 2.9%
92,932	Analog Devices, Inc.	5,242,294
180,478	Intel Corp.	5,439,607
132,429	Linear Technology Corp.	5,343,510
123,162	Microchip Technology, Inc.	5,307,051
256,343	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	5,319,117
110,910	Texas Instruments, Inc.	5,492,263

		32,143,842

	Software — 1.0%
189,648	CA, Inc.	5,177,391
119,309	Microsoft Corp.	5,280,616

		10,458,007

	Specialty Retail — 0.5%
45,142	Home Depot (The), Inc.	5,213,450

See Notes to Portfolio of Investments

First Trust Value Line® Dividend Index Fund (FVD)

Portfolio of Investments (Continued)
September 30, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Technology Hardware, Storage & Peripherals — 0.5%
176,542	Canon, Inc., ADR	$5,114,422

	Thrifts & Mortgage Finance — 0.5%
433,859	Capitol Federal Financial, Inc.	5,258,371

	Tobacco — 1.9%
96,052	Altria Group, Inc.	5,225,229
47,778	British American Tobacco PLC, ADR	5,259,402
64,086	Philip Morris International, Inc.	5,083,942
122,989	Reynolds American, Inc.	5,444,723

		21,013,296

	Trading Companies & Distributors — 1.9%
141,547	Fastenal Co.	5,182,036
81,719	MSC Industrial Direct Co., Inc., Class A	4,987,310
24,564	W.W. Grainger, Inc.	5,281,506
41,861	Watsco, Inc.	4,959,691

		20,410,543

	Water Utilities — 1.0%
130,168	American States Water Co.	5,388,955
201,637	Aqua America, Inc.	5,337,332

		10,726,287

	Wireless Telecommunication Services — 0.5%
155,840	Vodafone Group PLC, ADR	4,946,362

	Total Investments — 100.0%	1,093,144,638
	(Cost $1,074,996,389) (a)
	Net Other Assets and Liabilities — 0.0%	462,832

	Net Assets — 100.0%	$1,093,607,470

(a)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $75,144,348 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $56,996,099.

ADR	-	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$1,093,144,638	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2015.

See Notes to Portfolio of Investments

First Trust Value Line® 100 Exchange-Traded Fund (FVL)

Portfolio of Investments
September 30, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 2.8%
26,183	Aerojet Rocketdyne Holdings, Inc. (a)	$423,641
10,887	Hexcel Corp.	488,391
2,708	TransDigm Group, Inc. (a)	575,206

		1,487,238

	Airlines — 2.9%
6,363	Alaska Air Group, Inc.	505,540
2,395	Allegiant Travel Co.	517,919
19,462	JetBlue Airways Corp. (a)	501,536

		1,524,995

	Auto Components — 0.9%
10,921	Gentherm, Inc. (a)	490,571

	Banks — 1.1%
45,990	Investors Bancorp, Inc.	567,517

	Beverages — 3.3%
5,006	Constellation Brands, Inc., Class A	626,801
3,949	Monster Beverage Corp. (a)	533,668
18,393	National Beverage Corp. (a)	565,217

		1,725,686

	Biotechnology — 0.9%
987	Regeneron Pharmaceuticals, Inc. (a)	459,093

	Building Products — 2.7%
10,748	Apogee Enterprises, Inc.	479,898
4,244	Lennox International, Inc.	480,973
7,867	Masonite International Corp. (a)	476,583

		1,437,454

	Chemicals — 2.1%
10,001	Balchem Corp.	607,761
2,208	Sherwin-Williams (The) Co.	491,898

		1,099,659

	Commercial Services & Supplies — 4.3%
5,982	Cintas Corp.	512,957
17,082	Healthcare Services Group, Inc.	575,663
20,766	Rollins, Inc.	557,982
4,439	Stericycle, Inc. (a)	618,397

		2,264,999

	Distributors — 1.1%
7,977	Pool Corp.	576,737

	Diversified Consumer Services — 0.9%
18,510	Service Corp. International	501,621

	Diversified Financial Services — 4.1%
3,636	FactSet Research Systems, Inc.	581,069
2,480	Intercontinental Exchange, Inc.	582,775
5,697	McGraw Hill Financial, Inc.	492,791

Shares	Description	Value

	Common Stocks (Continued)
	Diversified Financial Services (Continued)
5,167	Moody’s Corp.	$507,399

		2,164,034

	Electrical Equipment — 0.9%
2,699	Acuity Brands, Inc.	473,890

	Electronic Equipment, Instruments & Components — 1.1%
7,356	IPG Photonics Corp. (a)	558,835

	Food & Staples Retailing — 2.1%
4,084	Costco Wholesale Corp.	590,424
5,176	CVS Health Corp.	499,380

		1,089,804

	Food Products — 3.8%
9,338	Cal-Maine Foods, Inc.	509,948
8,774	Hain Celestial Group (The), Inc. (a)	452,739
8,892	Hormel Foods Corp.	562,953
11,776	WhiteWave Foods (The) Co. (a)	472,806

		1,998,446

	Health Care Equipment & Supplies — 3.1%
9,897	Cantel Medical Corp.	561,160
3,847	Edwards Lifesciences Corp. (a)	546,928
13,038	Natus Medical, Inc. (a)	514,349

		1,622,437

	Health Care Providers & Services — 6.7%
5,471	AmerisourceBergen Corp.	519,690
8,319	Centene Corp. (a)	451,140
3,774	Chemed Corp.	503,716
12,428	Envision Healthcare Holdings, Inc. (a)	457,226
7,403	MEDNAX, Inc. (a)	568,476
9,202	Team Health Holdings, Inc. (a)	497,184
9,425	VCA, Inc. (a)	496,226

		3,493,658

	Health Care Technology — 1.0%
8,683	Cerner Corp. (a)	520,633

	Hotels, Restaurants & Leisure — 8.4%
925	Chipotle Mexican Grill, Inc. (a)	666,231
3,520	Cracker Barrel Old Country Store, Inc.	518,426
4,705	Domino’s Pizza, Inc.	507,716
10,726	Fiesta Restaurant Group, Inc. (a)	486,639
7,950	Marriott International, Inc., Class A	542,190
7,558	Papa John’s International, Inc.	517,572
10,210	Popeyes Louisiana Kitchen, Inc. (a)	575,436
10,310	Starbucks Corp.	586,020

		4,400,230

See Notes to Portfolio of Investments

First Trust Value Line® 100 Exchange-Traded Fund (FVL)

Portfolio of Investments (Continued)
September 30, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Household Durables — 2.8%
11,972	Leggett & Platt, Inc.	$493,845
2,597	Mohawk Industries, Inc. (a)	472,109
333	NVR, Inc. (a)	507,898

		1,473,852

	Household Products — 2.1%
6,943	Church & Dwight Co., Inc.	582,518
5,492	Spectrum Brands Holdings, Inc.	502,573

		1,085,091

	Industrial Conglomerates — 1.9%
5,387	Carlisle Cos., Inc.	470,716
6,045	Danaher Corp.	515,095

		985,811

	IT Services — 4.2%
9,670	Cognizant Technology Solutions Corp., Class A (a)	605,439
6,655	Fiserv, Inc. (a)	576,389
3,536	FleetCor Technologies, Inc. (a)	486,624
4,494	Global Payments, Inc.	515,597

		2,184,049

	Life Sciences Tools & Services — 1.8%
2,603	Illumina, Inc. (a)	457,660
1,668	Mettler-Toledo International, Inc. (a)	474,946

		932,606

	Machinery — 4.0%
5,004	Middleby (The) Corp. (a)	526,371
3,559	Snap-on, Inc.	537,195
7,257	Toro (The) Co.	511,909
5,803	Wabtec Corp.	510,954

		2,086,429

	Media — 1.0%
5,044	Walt Disney (The) Co.	515,497

	Multiline Retail — 1.0%
7,373	Dollar General Corp.	534,100

	Pharmaceuticals — 2.6%
3,159	Jazz Pharmaceuticals PLC (a)	419,547
9,992	Novo Nordisk A/S, ADR	541,966
2,281	Valeant Pharmaceuticals International, Inc. (a)	406,885

		1,368,398

	Professional Services — 2.0%
5,324	Equifax, Inc.	517,386
10,188	Robert Half International, Inc.	521,218

		1,038,604

	Real Estate Investment Trusts — 1.1%
2,065	Equinix, Inc.	564,571

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment — 3.2%
9,347	Cavium, Inc. (a)	$573,625
5,855	Skyworks Solutions, Inc.	493,050
7,199	Synaptics, Inc. (a)	593,630

		1,660,305

	Specialty Retail — 10.6%
6,164	Asbury Automotive Group, Inc. (a)	500,208
9,761	AutoNation, Inc. (a)	567,895
840	AutoZone, Inc. (a)	608,017
9,482	CarMax, Inc. (a)	562,472
4,481	Home Depot (The), Inc.	517,511
7,680	Monro Muffler Brake, Inc.	518,784
2,449	O’Reilly Automotive, Inc. (a)	612,250
11,381	Ross Stores, Inc.	551,637
6,380	Tractor Supply Co.	537,962
3,531	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	576,789

		5,553,525

	Technology Hardware, Storage & Peripherals — 0.9%
4,534	Apple, Inc.	500,100

	Textiles, Apparel & Luxury Goods — 2.9%
5,312	Carter’s, Inc.	481,480
16,781	Hanesbrands, Inc.	485,642
7,663	Luxottica Group S.p.A., ADR	530,892

		1,498,014

	Tobacco — 1.0%
12,207	Reynolds American, Inc.	540,404

	Trading Companies & Distributors — 1.8%
16,026	HD Supply Holdings, Inc. (a)	458,664
4,155	Watsco, Inc.	492,285

		950,949

	Wireless Telecommunication Services — 0.9%
4,783	SBA Communications Corp., Class A (a)	500,971

	Total Investments — 100.0%	52,430,813
	(Cost $55,203,938) (b)
	Net Other Assets and Liabilities — (0.0)%	(21,134)

	Net Assets — 100.0%	$52,409,679

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $615,096 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,388,221.

ADR	-	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$52,430,813	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2015.

See Notes to Portfolio of Investments

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments

September 30, 2015 (Unaudited)

1. Organization

First Trust Exchange-Traded Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Trust currently consists of nineteen exchange-traded funds. This report covers the nine funds listed below:

First Trust Dow Jones Select MicroCap Index Fund – (NYSE Arca, Inc. (“NYSE Arca”) ticker “FDM”)

First Trust Morningstar Dividend Leaders Index Fund – (NYSE Arca ticker “FDL”)

First Trust US IPO Index Fund – (NYSE Arca ticker “FPX”)

First Trust NYSE Arca Biotechnology Index Fund – (NYSE Arca ticker “FBT”)

First Trust Dow Jones Internet Index Fund – (NYSE Arca ticker “FDN”)

First Trust Capital Strength ETF – (The NASDAQ® Stock Market LLC (“NASDAQ”) ticker “FTCS”)

First Trust Total US Market AlphaDEX® ETF – (NASDAQ ticker “TUSA”)1

First Trust Value Line® Dividend Index Fund – (NYSE Arca ticker “FVD”)

First Trust Value Line® 100 Exchange-Traded Fund – (NYSE Arca ticker “FVL”)

1Effective January 9, 2015, First Trust Value Line® Equity Allocation Index Fund changed its name and ticker symbol to First Trust Total US Market AlphaDEX® ETF (NASDAQ ticker “TUSA”).

The Funds, each of which is an investment company within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial-Services Investment Companies.”

2. Valuation and Investment Practices

A. Portfolio Valuation

Each Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service, or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:

Common stocks and other equity securities listed on any national or foreign exchange (excluding NASDAQ and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments (Continued)

September 30, 2015 (Unaudited)

Shares of open-end funds are valued at fair value which is based on NAV per share.

Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
ο	Quoted prices for similar investments in active markets.
ο	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
ο	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
ο	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments (Continued)

September 30, 2015 (Unaudited)

•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of September 30, 2015, is included with each Fund’s Portfolio of Investments.

B. Securities Transactions

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. Securities Lending

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At September 30, 2015, only FPX, FBT and FDN have securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

D. Repurchase Agreements

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments (Continued)

September 30, 2015 (Unaudited)

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury Notes. The U.S. Treasury Notes are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury Notes can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund is less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the period ended September 30, 2015, were received as collateral for lending securities.

Additional Information

First Trust Exchange-Traded Fund

September 30, 2015 (Unaudited)

Licensing Information

The “Dow Jones Internet Composite IndexSM” and “Dow Jones Select MicroCap IndexSM” are products of S&P Dow Jones Indices LLC (“SPDJI”), and have been licensed for use by First Trust. Dow Jones®, Dow Jones Internet Composite IndexSM and Dow Jones Select MicroCap IndexSM are trademarks of Dow Jones Trademark Holdings LLC (“Dow Jones”). The foregoing marks have been licensed to SPDJI and have been sublicensed for use for certain purposes by First Trust on behalf of the Funds. The First Trust Dow Jones Internet Index Fund and First Trust Dow Jones Select MicroCap Index Fund are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones or their respective affiliates. SPDJI, Dow Jones and their respective affiliates make no representation or warranty, express or implied, to the owners of the First Trust Dow Jones Internet Index Fund and First Trust Dow Jones Select MicroCap Index Fund or any member of the public regarding the advisability of investing in securities generally or in the First Trust Dow Jones Internet Index Fund and First Trust Dow Jones Select MicroCap Index Fund particularly.

MORNINGSTAR, INC. (“MORNINGSTAR”), DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR® DIVIDEND LEADERS INDEXSM OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. MORNINGSTAR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OR USERS OF THE FIRST TRUST MORNINGSTAR DIVIDEND LEADERS INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE MORNINGSTAR® DIVIDEND LEADERS INDEXSM OR ANY DATA INCLUDED THEREIN. MORNINGSTAR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE MORNINGSTAR® DIVIDEND LEADERS INDEXSM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MORNINGSTAR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITIES OF SUCH DAMAGES.

The First Trust US IPO Index Fund is not sponsored, endorsed, sold or promoted by IPOX®. IPOX® makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. IPOX®’s only relationship to First Trust is the licensing of certain trademarks and trade names of IPOX® and of the U.S. IPOX® 100 Index, which is determined, composed and calculated by IPOX® without regard to First Trust or the Fund. IPOX® IS A REGISTERED INTERNATIONAL TRADEMARK OF IPOX® SCHUSTER LLC AND IPOX® SCHUSTER AND IPOX®-100 ARE TRADEMARKS AND SERVICE MARKS OF IPOX® SCHUSTER LLC (WWW.IPOXSCHUSTER.COM) AND HAVE BEEN LICENSED FOR CERTAIN PURPOSES FROM IPOX® SCHUSTER LLC TO FIRST TRUST PURSUANT TO THE PRODUCT LICENSE AGREEMENT. A PATENT WITH RESPECT TO THE IPOX® INDEX METHODOLOGY HAS BEEN ISSUED (U.S. PAT. NO. 7,698,197).

The NYSE Arca Biotechnology IndexSM is a trademark of the NYSE Euronext or its affiliates and is licensed for use by First Trust Advisors L.P. The First Trust NYSE Arca Biotechnology Index Fund is not sponsored or endorsed by NYSE Euronext. NYSE Euronext makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in the Fund or the ability of the Fund to track the performance of the various sectors represented in the stock market. NYSE Euronext has no obligation to take the needs of the owners of the Fund into consideration in determining, composing or calculating the Index. NYSE Euronext is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of the Fund. NYSE EURONEXT MAKES NO WARRANTIES AND BEARS NO LIABILITIES WITH RESPECT TO THE FUND.

The First Trust Capital Strength ETF is not sponsored, endorsed, sold or promoted by The NASDAQ OMX Group, Inc. (“NASDAQ OMX”) or its affiliates (NASDAQ OMX with its affiliates are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of The Capital Strength IndexTM to track general stock market performance. The Corporations' only relationship to First Trust with respect to the Fund is in the licensing of The Capital Strength IndexTM, and certain trade names of the Corporations and the use of The Capital Strength IndexTM, which are determined, composed and calculated by NASDAQ OMX without regard to First Trust or the Fund.

The Total US Market AlphaDEX® ETF is not sponsored, endorsed, sold or promoted by The NASDAQ OMX Group, Inc. (“NASDAQ OMX”). NASDAQ OMX makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the NASDAQ AlphaDEX® Total US Market Index to track general stock market performance or a segment of the same. NASDAQ OMX’s only relationship to First Trust is in the licensing of certain trademarks and trade names of NASDAQ OMX and of the NASDAQ AlphaDEX® Total US Market Index, which are determined, composed and calculated by NASDAQ OMX without regard to First Trust or the Fund. NASDAQ OMX is not responsible for and has not reviewed the Fund nor any associated literature or publications and makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. NASDAQ OMX reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the NASDAQ AlphaDEX® Total US Market Index. NASDAQ OMX has no obligation or liability in connection with the administration, marketing or trading of the Fund. NASDAQ OMX DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE NASDAQ ALPHADEX® TOTAL US MARKET INDEX OR ANY DATA INCLUDED THEREIN AND NASDAQ OMX SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. NASDAQ OMX MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, INVESTORS, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ ALPHADEX® TOTAL US MARKET INDEX OR ANY DATA INCLUDED THEREIN. NASDAQ OMX MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ ALPHADEX® TOTAL US MARKET INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL NASDAQ OMX HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

VALUE LINE IS A REGISTERED TRADEMARK OF VALUE LINE, INC. THAT IS LICENSED TO FIRST TRUST. THE PRODUCTS ARE NOT SPONSORED, RECOMMENDED, SOLD OR PROMOTED BY VALUE LINE PUBLISHING LLC, VALUE LINE, INC., OR ANY OF THEIR AFFILIATES. FIRST TRUST IS NOT AFFILIATED WITH ANY VALUE LINE COMPANY.

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)

Portfolio of Investments
September 30, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Air Freight & Logistics — 2.1%
81,227	C.H. Robinson Worldwide, Inc.	$5,505,566
116,944	Expeditors International of Washington, Inc.	5,502,215

		11,007,781

	Airlines — 0.9%
126,231	American Airlines Group, Inc.	4,901,550

	Automobiles — 1.0%
21,216	Tesla Motors, Inc. (a) (b)	5,270,054

	Beverages — 1.0%
40,719	Monster Beverage Corp. (b)	5,502,766

	Biotechnology — 7.3%
33,092	Alexion Pharmaceuticals, Inc. (b)	5,175,258
36,348	Amgen, Inc.	5,027,655
17,501	Biogen, Inc. (b)	5,106,967
42,132	BioMarin Pharmaceutical, Inc. (b)	4,437,342
44,744	Celgene Corp. (b)	4,839,958
50,746	Gilead Sciences, Inc.	4,982,750
10,025	Regeneron Pharmaceuticals,Inc. (b)	4,663,029
43,719	Vertex Pharmaceuticals, Inc. (b)	4,552,897

		38,785,856

	Commercial Services & Supplies — 1.1%
40,133	Stericycle, Inc. (b)	5,590,928

	Communications Equipment — 2.1%
215,851	Cisco Systems, Inc.	5,666,089
101,502	QUALCOMM, Inc.	5,453,702

		11,119,791

	Food & Staples Retailing — 3.1%
38,612	Costco Wholesale Corp.	5,582,137
62,953	Walgreens Boots Alliance, Inc.	5,231,395
170,222	Whole Foods Market, Inc.	5,387,526

		16,201,058

	Food Products — 2.9%
97,915	Keurig Green Mountain, Inc.	5,105,288
72,837	Kraft Heinz (The) Co.	5,140,835
127,401	Mondelez International, Inc., Class A	5,334,280

		15,580,403

	Health Care Equipment & Supplies — 0.9%
10,710	Intuitive Surgical, Inc. (b)	4,922,102

	Health Care Providers & Services — 2.0%
65,600	Express Scripts Holding Co. (b)	5,310,976

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
40,066	Henry Schein, Inc. (b)	$5,317,560

		10,628,536

	Health Care Technology — 1.0%
86,667	Cerner Corp. (b)	5,196,553

	Hotels, Restaurants & Leisure — 2.9%
79,021	Marriott International, Inc., Class A	5,389,232
96,829	Starbucks Corp.	5,503,761
79,778	Wynn Resorts Ltd.	4,237,807

		15,130,800

	Household Durables — 1.0%
151,491	Garmin Ltd.	5,435,497

	Internet & Catalog Retail — 6.0%
10,188	Amazon.com, Inc. (b)	5,215,135
208,527	JD.com, Inc., ADR (b)	5,434,213
100,290	Liberty Interactive Corp., Class A (b)	2,630,607
65,397	Liberty Ventures, Series A (b)	2,638,769
53,584	Netflix, Inc. (b)	5,533,084
4,244	Priceline Group (The), Inc. (b)	5,249,234
80,045	TripAdvisor, Inc. (b)	5,044,436

		31,745,478

	Internet Software & Services — 6.0%
76,483	Akamai Technologies, Inc. (b)	5,281,916
38,313	Baidu, Inc., ADR (b)	5,264,589
213,464	eBay, Inc. (b)	5,217,060
58,559	Facebook, Inc., Class A (b)	5,264,454
4,150	Google, Inc., Class A (b)	2,649,236
4,347	Google, Inc., Class C (c)	2,644,802
180,680	Yahoo!, Inc. (b)	5,223,459

		31,545,516

	IT Services — 4.2%
69,689	Automatic Data Processing, Inc.	5,600,208
88,737	Cognizant Technology Solutions Corp., Class A (b)	5,555,824
63,502	Fiserv, Inc. (b)	5,499,908
117,947	Paychex, Inc.	5,617,816

		22,273,756

	Leisure Products — 1.0%
239,074	Mattel, Inc.	5,034,899

	Life Sciences Tools & Services — 0.9%
26,500	Illumina, Inc. (b)	4,659,230

	Machinery — 1.0%
97,602	PACCAR, Inc.	5,091,896

See Notes to Portfolio of Investments

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)

Portfolio of Investments (Continued)
September 30, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Media — 8.9%
28,717	Charter Communications, Inc., Class A (a) (b)	$5,049,884
47,775	Comcast Corp., Class A	2,717,442
47,405	Comcast Corp., Special Class A	2,713,462
97,206	Discovery Communications, Inc., Class A (b)	2,530,272
104,920	Discovery Communications, Inc., Class C (b)	2,548,507
90,392	DISH Network Corp., Class A (b)	5,273,469
37,753	Liberty Global PLC LiLAC, Class A (b)	1,271,899
37,242	Liberty Global PLC LiLAC, Class C (b)	1,275,166
28,239	Liberty Global PLC, Class A (b)	1,212,583
30,206	Liberty Global PLC, Series C (b)	1,239,050
73,234	Liberty Media Corp., Class A (b)	2,615,918
76,536	Liberty Media Corp., Class C (b)	2,637,431
1,432,263	Sirius XM Holdings, Inc. (b)	5,356,664
104,244	Twenty-First Century Fox, Inc., Class A	2,812,503
102,610	Twenty-First Century Fox, Inc., Class B	2,777,653
119,278	Viacom, Inc., Class B	5,146,846

		47,178,749

	Multiline Retail — 1.0%
82,358	Dollar Tree, Inc. (b)	5,489,984

	Pharmaceuticals — 0.9%
111,832	Mylan N.V. (b)	4,502,356

	Professional Services — 1.1%
75,186	Verisk Analytics, Inc. (b)	5,556,997

	Semiconductors & Semiconductor Equipment — 15.4%
109,233	Altera Corp.	5,470,389
97,724	Analog Devices, Inc.	5,512,611
346,123	Applied Materials, Inc.	5,084,547
43,323	Avago Technologies Ltd.	5,415,808
105,020	Broadcom Corp., Class A	5,401,179
190,770	Intel Corp.	5,749,808
109,581	KLA-Tencor Corp.	5,479,050
77,398	Lam Research Corp.	5,056,411
137,738	Linear Technology Corp.	5,557,728
355,980	Micron Technology, Inc. (b)	5,332,580
237,371	NVIDIA Corp.	5,851,195
61,403	NXP Semiconductors N.V. (b)	5,346,359
61,769	Skyworks Solutions, Inc.	5,201,568
114,748	Texas Instruments, Inc.	5,682,321
129,151	Xilinx, Inc.	5,476,002

		81,617,556

	Software — 10.3%
178,742	Activision Blizzard, Inc.	5,521,340
68,066	Adobe Systems, Inc. (b)	5,596,387

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
118,354	Autodesk, Inc. (b)	$5,224,146
200,214	CA, Inc.	5,465,842
69,094	Check Point Software Technologies Ltd. (b)	5,481,227
75,579	Citrix Systems, Inc. (b)	5,236,113
78,458	Electronic Arts, Inc. (b)	5,315,530
64,311	Intuit, Inc.	5,707,601
126,813	Microsoft Corp.	5,612,743
273,354	Symantec Corp.	5,322,202

		54,483,131

	Specialty Retail — 5.0%
91,300	Bed Bath & Beyond, Inc. (b)	5,205,926
22,167	O’Reilly Automotive, Inc. (b)	5,541,750
111,311	Ross Stores, Inc.	5,395,244
403,513	Staples, Inc.	4,733,208
63,889	Tractor Supply Co.	5,387,120

		26,263,248

	Technology Hardware, Storage & Peripherals — 5.2%
48,533	Apple, Inc.	5,353,190
175,491	NetApp, Inc.	5,194,534
105,080	SanDisk Corp.	5,708,996
120,493	Seagate Technology PLC (a)	5,398,086
72,443	Western Digital Corp.	5,754,872

		27,409,678

	Trading Companies & Distributors — 1.0%
146,977	Fastenal Co.	5,380,828

	Wireless Telecommunication Services — 2.8%
49,384	SBA Communications Corp., Class A (b)	5,172,480
1,145,810	VimpelCom Ltd., ADR	4,715,008
163,347	Vodafone Group PLC, ADR	5,184,634

		15,072,122

	Total Common Stocks — 100.0%	528,579,099
	(Cost $556,831,587)

	Money Market Funds — 1.0%
5,353,260	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (d) (e)	5,353,260
	(Cost $5,353,260)

See Notes to Portfolio of Investments

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)

Portfolio of Investments (Continued)
September 30, 2015 (Unaudited)

Principal Value	Description	Value

	Repurchase Agreements — 0.5%
$1,274,609	JPMorgan Chase & Co., 0.09% (d), dated 09/30/15, due 10/01/15, with a maturity value of $1,274,611. Collateralized by U.S. Treasury Note, interest rate of 1.625%, due 07/31/19. The value of the collateral including accrued interest is $1,303,613. (e)	$1,274,609
1,348,316	RBC Capital Markets LLC, 0.05% (d), dated 09/30/15, due 10/01/15, with a maturity value of $1,348,318. Collateralized by U.S. Treasury Note, interest rate of 2.625%, due 08/15/20. The value of the collateral including accrued interest is $1,379,636. (e)	1,348,316

	Total Repurchase Agreements — 0.5%	2,622,925
	(Cost $2,622,925)

	Total Investments — 101.5%	536,555,284
	(Cost $564,807,772) (f)
	Net Other Assets and Liabilities — (1.5)%	(7,764,566)

	Net Assets — 100.0%	$528,790,718

(a)	All or a portion of this security is on loan. The aggregate value of such securities is $8,046,916 and the total value of the collateral held by the Fund is $7,976,185. The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On September 30, 2015, the last business day of the period, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from September 29 to September 30, the value of the related securities loaned was above the collateral value received. See Note 2D – Securities Lending in the Notes to Portfolio of Investments.
(b)	Non-income producing security.
(c)	Non-income producing security which makes payment-in-kind (“PIK”) distributions. For the fiscal year-to-date period (January 1, 2015 to September 30, 2015), the Fund received 16 PIK shares of Google, Inc., Class C.
(d)	Interest rate shown reflects yield as of September 30, 2015.
(e)	This security serves as collateral for securities on loan.
(f)

Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $37,575,691 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $65,828,179.

ADR	-	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$528,579,099	$—	$—
Money Market Funds	5,353,260	—	—
Repurchase Agreements	—	2,622,925	—
Total Investments	$533,932,359	$2,622,925	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2015.

See Notes to Portfolio of Investments

First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)

Portfolio of Investments
September 30, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Communications Equipment — 5.4%
288,113	Cisco Systems, Inc.	$7,562,966
135,287	QUALCOMM, Inc.	7,268,971

		14,831,937

	Health Care Technology — 2.5%
115,961	Cerner Corp. (a)	6,953,022

	Household Durables — 2.6%
202,931	Garmin Ltd.	7,281,164

	Internet Software & Services — 12.8%
102,055	Akamai Technologies, Inc. (a)	7,047,918
51,286	Baidu, Inc., ADR (a)	7,047,209
78,305	Facebook, Inc., Class A (a)	7,039,620
5,551	Google, Inc., Class A (a)	3,543,592
5,807	Google, Inc., Class C (b)	3,533,095
240,973	Yahoo!, Inc. (a)	6,966,529

		35,177,963

	IT Services — 2.7%
118,474	Cognizant Technology Solutions Corp., Class A (a)	7,417,657

	Semiconductors & Semiconductor Equipment — 39.5%
146,575	Altera Corp.	7,340,476
130,295	Analog Devices, Inc.	7,349,941
462,027	Applied Materials, Inc.	6,787,177
57,903	Avago Technologies Ltd.	7,238,454
140,432	Broadcom Corp., Class A	7,222,418
254,083	Intel Corp.	7,658,062
146,255	KLA-Tencor Corp.	7,312,750
103,211	Lam Research Corp.	6,742,775
184,511	Linear Technology Corp.	7,445,019
474,351	Micron Technology, Inc. (a)	7,105,778
317,222	NVIDIA Corp.	7,819,522
81,975	NXP Semiconductors N.V. (a)	7,137,563
82,396	Skyworks Solutions, Inc.	6,938,567
153,337	Texas Instruments, Inc.	7,593,248
172,356	Xilinx, Inc.	7,307,894

		108,999,644

	Software — 21.2%
90,479	Adobe Systems, Inc. (a)	7,439,183
157,696	Autodesk, Inc. (a)	6,960,702
267,340	CA, Inc.	7,298,382
92,498	Check Point Software Technologies Ltd. (a)	7,337,866
101,257	Citrix Systems, Inc. (a)	7,015,085
86,128	Intuit, Inc.	7,643,860
169,253	Microsoft Corp.	7,491,138
365,186	Symantec Corp.	7,110,171

		58,296,387

Shares	Description	Value

	Common Stocks (Continued)
	Technology Hardware, Storage & Peripherals — 13.3%
64,798	Apple, Inc.	$7,147,220
234,762	NetApp, Inc.	6,948,955
139,852	SanDisk Corp.	7,598,159
160,929	Seagate Technology PLC	7,209,619
96,629	Western Digital Corp.	7,676,208

		36,580,161

	Total Investments — 100.0%	275,537,935
	(Cost $276,858,137) (c)
	Net Other Assets and Liabilities — 0.0%	62,151

	Net Assets — 100.0%	$275,600,086

(a)	Non-income producing security.
(b)	Non-income producing security which makes payment-in-kind (“PIK”) distributions. For the fiscal year-to-date period (January 1, 2015 to September 30, 2015), the Fund received 23 PIK shares of Google, Inc., Class C.
(c)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $25,358,105 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $26,678,307.

ADR	-	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$275,537,935	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2015.

See Notes to Portfolio of Investments

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)

Portfolio of Investments
September 30, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 99.9%
	Air Freight & Logistics — 3.4%
35,757	C.H. Robinson Worldwide, Inc.	$2,423,610
51,526	Expeditors International of Washington, Inc.	2,424,298

		4,847,908

	Airlines — 1.5%
55,444	American Airlines Group, Inc.	2,152,891

	Automobiles — 1.6%
9,305	Tesla Motors, Inc. (b) (c)	2,311,362

	Beverages — 1.7%
17,952	Monster Beverage Corp. (c)	2,426,033

	Biotechnology — 12.0%
14,576	Alexion Pharmaceuticals, Inc. (c)	2,279,541
15,981	Amgen, Inc.	2,210,492
7,707	Biogen, Inc. (c)	2,248,980
18,480	BioMarin Pharmaceutical, Inc. (c)	1,946,313
19,670	Celgene Corp. (c)	2,127,704
22,295	Gilead Sciences, Inc.	2,189,146
4,404	Regeneron Pharmaceuticals, Inc. (c)	2,048,476
19,151	Vertex Pharmaceuticals, Inc. (c)	1,994,385

		17,045,037

	Commercial Services & Supplies — 1.7%
17,634	Stericycle, Inc. (c)	2,456,593

	Food & Staples Retailing — 5.0%
17,014	Costco Wholesale Corp.	2,459,714
27,751	Walgreens Boots Alliance, Inc.	2,306,108
75,191	Whole Foods Market, Inc.	2,379,795

		7,145,617

	Food Products — 4.8%
43,018	Keurig Green Mountain, Inc.	2,242,959
31,980	Kraft Heinz (The) Co.	2,257,148
56,228	Mondelez International, Inc., Class A	2,354,266

		6,854,373

	Health Care Equipment & Supplies — 1.5%
4,713	Intuitive Surgical, Inc. (c)	2,166,001

	Health Care Providers & Services — 3.3%
28,857	Express Scripts Holding Co. (c)	2,336,263
17,614	Henry Schein, Inc. (c)	2,337,730

		4,673,993

	Hotels, Restaurants & Leisure — 4.7%
34,729	Marriott International, Inc., Class A	2,368,518
42,437	Starbucks Corp.	2,412,119

Shares	Description	Value

	Common Stocks (a) (Continued)
	Hotels, Restaurants & Leisure (Continued)
35,248	Wynn Resorts Ltd.	$1,872,374

		6,653,011

	Internet & Catalog Retail — 9.9%
4,469	Amazon.com, Inc. (c)	2,287,636
92,211	JD.com, Inc., ADR (c)	2,403,019
44,144	Liberty Interactive Corp., Class A (c)	1,157,897
28,651	Liberty Ventures, Series A (c)	1,156,068
23,556	Netflix, Inc. (c)	2,432,393
1,869	Priceline Group (The), Inc. (c)	2,311,691
35,310	TripAdvisor, Inc. (c)	2,225,236

		13,973,940

	Internet Software & Services — 1.6%
93,273	eBay, Inc. (c)	2,279,592

	IT Services — 5.2%
30,605	Automatic Data Processing, Inc.	2,459,418
27,917	Fiserv, Inc. (c)	2,417,891
51,978	Paychex, Inc.	2,475,712

		7,353,021

	Leisure Products — 1.6%
105,470	Mattel, Inc.	2,221,198

	Life Sciences Tools & Services — 1.4%
11,628	Illumina, Inc. (c)	2,044,435

	Machinery — 1.6%
42,926	PACCAR, Inc.	2,239,449

	Media — 14.7%
12,653	Charter Communications, Inc., Class A (b) (c)	2,225,030
20,985	Comcast Corp., Class A	1,193,627
20,876	Comcast Corp., Special Class A	1,194,942
42,805	Discovery Communications, Inc., Class A (c)	1,114,214
46,193	Discovery Communications, Inc., Class C (c)	1,122,028
39,789	DISH Network Corp., Class A (c)	2,321,290
12,413	Liberty Global PLC, Class A (c)	533,014
13,285	Liberty Global PLC, Series C (c)	544,951
16,648	Liberty Global PLC LiLAC, Class A (c)	560,871
16,454	Liberty Global PLC LiLAC, Class C (c)	563,385
32,277	Liberty Media Corp., Class A (c)	1,152,935
33,721	Liberty Media Corp., Class C (c)	1,162,026
632,268	Sirius XM Holdings, Inc. (c)	2,364,682
45,879	Twenty-First Century Fox, Inc., Class A	1,237,816

See Notes to Portfolio of Investments

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)

Portfolio of Investments (Continued)
September 30, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (a) (Continued)
	Media (Continued)
45,229	Twenty-First Century Fox, Inc., Class B	$1,224,349
52,781	Viacom, Inc., Class B	2,277,500

		20,792,660

	Multiline Retail — 1.7%
36,286	Dollar Tree, Inc. (c)	2,418,825

	Pharmaceuticals — 1.4%
49,208	Mylan N.V. (c)	1,981,114

	Professional Services — 1.7%
33,069	Verisk Analytics, Inc. (c)	2,444,130

	Software — 3.4%
78,395	Activision Blizzard, Inc.	2,421,622
34,463	Electronic Arts, Inc. (c)	2,334,868

		4,756,490

	Specialty Retail — 8.1%
40,224	Bed Bath & Beyond, Inc. (c)	2,293,572
9,735	O’Reilly Automotive, Inc. (c)	2,433,750
48,989	Ross Stores, Inc.	2,374,497
177,609	Staples, Inc.	2,083,354
28,026	Tractor Supply Co.	2,363,152

		11,548,325

	Trading Companies & Distributors — 1.7%
64,727	Fastenal Co.	2,369,655

	Wireless Telecommunication Services — 4.7%
21,732	SBA Communications Corp., Class A (c)	2,276,210
507,931	VimpelCom Ltd., ADR (b)	2,090,136

Shares	Description	Value

	Common Stocks (a) (Continued)
	Wireless Telecommunication Services (Continued)
71,726	Vodafone Group PLC, ADR	$2,276,583

		6,642,929

	Total Common Stocks — 99.9%	141,798,582
	(Cost $137,642,025)

	Money Market Funds — 1.7%
2,298,481	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (d) (e)	2,298,481
105,856	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.03% (d)	105,856
	Total Money Market Funds — 1.7%	2,404,337
	(Cost $2,404,337)

Principal Value	Description	Value
	Repurchase Agreements — 0.8%
$547,267	JPMorgan Chase & Co., 0.09% (d), dated 09/30/15, due 10/01/15, with a maturity value of $547,268. Collateralized by U.S. Treasury Note, interest rate of 1.625%, due 07/31/19. The value of the collateral including accrued interest is $559,721. (e)	547,267
578,914	RBC Capital Markets LLC, 0.05% (d), dated 09/30/15, due 10/01/15, with a maturity value of $578,915. Collateralized by U.S. Treasury Note, interest rate of 2.625%, due 08/15/20. The value of the collateral including accrued interest is $592,362. (e)	578,914

	Total Repurchase Agreements — 0.8%	1,126,181
	(Cost $1,126,181)

	Total Investments — 102.4%	145,329,100
	(Cost $141,172,543) (f)
	Net Other Assets and Liabilities — (2.4)%	(3,473,741)

	Net Assets — 100.0%	$141,855,359

See Notes to Portfolio of Investments

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)

Portfolio of Investments (Continued)
September 30, 2015 (Unaudited)

(a)	The industry allocation is based on Standard & Poor’s Global Industry Classification Standard (GICS), and is different than the industry sector classification system used by the Index to select securities, which is the Industry Classification Benchmark (ICB) system, which is maintained by FTSE International Limited.
(b)	All or a portion of this security is on loan. The aggregate value of such securities is $3,448,050 and the total value of the collateral held by the Fund is $3,424,662. The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On September 30, 2015, the last business day of the period, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from September 29 to September 30, the value of the related securities loaned was above the collateral value received. See Note 2D – Securities Lending in the Notes to Portfolio of Investments.
(c)	Non-income producing security.
(d)	Interest rate shown reflects yield as of September 30, 2015.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $16,895,039 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $12,738,482.

ADR	-	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$141,798,582	$—	$—
Money Market Funds	2,404,337	—	—
Repurchase Agreements	—	1,126,181	—
Total Investments	$144,202,919	$1,126,181	$—

* See Portfolio of Investments for Industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2015.

See Notes to Portfolio of Investments

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)

Portfolio of Investments
September 30, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 4.0%
57,690	Hexcel Corp.	$2,587,973

	Automobiles — 8.6%
22,357	Tesla Motors, Inc. (a) (b)	5,553,479

	Chemicals — 0.2%
40,094	Codexis, Inc. (b)	135,919

	Electric Utilities — 7.3%
142,176	ITC Holdings Corp.	4,740,148

	Electrical Equipment — 7.5%
141,391	Ballard Power Systems, Inc. (a) (b)	169,669
97,175	China Ming Yang Wind Power Group Ltd., ADR (b)	190,463
44,379	Enphase Energy, Inc. (a) (b)	164,202
172,831	Plug Power, Inc. (a) (b)	316,281
22,366	PowerSecure International, Inc. (b)	257,656
88,502	SolarCity Corp. (a) (b)	3,779,921

		4,878,192

	Electronic Equipment, Instruments & Components — 8.0%
167,319	AVX Corp.	2,190,206
37,987	Itron, Inc. (b)	1,212,165
31,689	Maxwell Technologies, Inc. (a) (b)	171,755
46,268	Universal Display Corp. (b)	1,568,485

		5,142,611

	Independent Power and Renewable Electricity Producers — 11.5%
99,817	Abengoa Yield PLC (a)	1,651,971
21,215	NextEra Energy Partners, L.P. (c)	462,487
48,807	Ormat Technologies, Inc.	1,660,902
74,374	Pattern Energy Group, Inc. (a)	1,419,800
79,585	TerraForm Power, Inc., Class A	1,131,699
106,052	Vivint Solar, Inc. (a) (b)	1,111,425

		7,438,284

	Internet Software & Services — 0.7%
51,262	OPOWER, Inc. (a) (b)	456,744

	Oil, Gas & Consumable Fuels — 3.0%
156,883	Amyris, Inc. (a) (b)	315,335
37,934	Green Plains, Inc.	738,196
42,351	Pacific Ethanol, Inc. (b)	274,858
44,576	Renewable Energy Group, Inc. (b)	369,089
79,871	Solazyme, Inc. (a) (b)	207,664

		1,905,142

	Real Estate Investment Trusts — 0.9%
32,369	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	557,394

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment — 46.9%
40,856	Advanced Energy Industries, Inc. (b)	$1,074,513
55,672	Canadian Solar, Inc. (a) (b)	925,269
102,282	Cree, Inc. (a) (b)	2,478,293
114,965	Fairchild Semiconductor International, Inc. (b)	1,614,109
91,876	First Solar, Inc. (b)	3,927,699
31,811	IXYS Corp.	355,011
43,085	JA Solar Holdings Co., Ltd., ADR (a) (b)	336,063
22,381	JinkoSolar Holding Co., Ltd., ADR (a) (b)	491,039
138,238	Linear Technology Corp.	5,577,903
87,661	Microsemi Corp. (b)	2,877,034
291,377	ON Semiconductor Corp. (b)	2,738,944
28,992	Power Integrations, Inc.	1,222,593
39,143	SolarEdge Technologies, Inc. (a) (b)	897,158
267,703	SunEdison, Inc. (a) (b)	1,922,107
114,761	SunPower Corp. (a) (b)	2,299,810
84,991	Trina Solar Ltd., ADR (a) (b)	762,369
40,626	Veeco Instruments, Inc. (b)	833,239

		30,333,153

	Software — 1.4%
30,718	EnerNOC, Inc. (b)	242,672
49,851	Silver Spring Networks, Inc. (b)	642,081

		884,753

	Total Common Stocks — 100.0%	64,613,792
	(Cost $84,239,736)

	Money Market Funds — 12.7%
8,211,180	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (d) (e)	8,211,180
	(Cost $8,211,180)

Principal Value	Description	Value
	Repurchase Agreements — 6.2%
$1,955,077	JPMorgan Chase & Co., 0.09% (d), dated 09/30/15, due 10/01/15, with a maturity value of $1,955,082. Collateralized by U.S. Treasury Note, interest rate of 1.625%, due 07/31/19. The value of the collateral including accrued interest is $1,999,567. (e)	1,955,077

See Notes to Portfolio of Investments

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)

Portfolio of Investments (Continued)
September 30, 2015 (Unaudited)

Principal Value	Description	Value
	Repurchase Agreements (Continued)
$2,068,135	RBC Capital Markets LLC, 0.05% (d), dated 09/30/15, due 10/01/15, with a maturity value of $2,068,138. Collateralized by U.S. Treasury Note, interest rate of 2.625%, due 08/15/20. The value of the collateral including accrued interest is $2,116,176. (e)	$2,068,135

	Total Repurchase Agreements — 6.2%	4,023,212
	(Cost $4,023,212)

	Total Investments — 118.9%	76,848,184
	(Cost $96,474,128) (f)
	Net Other Assets and Liabilities — (18.9)%	(12,196,332)

	Net Assets — 100.0%	$64,651,852

(a)	All or a portion of this security is on loan. The aggregate value of such securities is $13,804,158 and the total value of the collateral held by the Fund is $12,234,392. The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On September 30, 2015, the last business day of the period, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from September 29 to September 30, the value of the related securities loaned was above the collateral value received. See Note 2D – Securities Lending in the Notes to Portfolio of Investments.
(b)	Non-income producing security.
(c)	Master Limited Partnership (“MLP”).
(d)	Interest rate shown reflects yield as of September 30, 2015.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,657,069 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $23,283,013.

ADR	-	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$64,613,792	$—	$—
Money Market Funds	8,211,180	—	—
Repurchase Agreements	—	4,023,212	—
Total Investments	$72,824,972	$4,023,212	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2015.

See Notes to Portfolio of Investments

First Trust S&P REIT Index Fund (FRI)

Portfolio of Investments
September 30, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 99.7%
	Diversified REITs — 7.5%
11,211	American Assets Trust, Inc.	$458,081
7,179	Armada Hoffler Properties, Inc.	70,139
67,983	Chambers Street Properties	441,210
59,067	Cousins Properties, Inc.	544,598
99,066	Duke Realty Corp.	1,887,207
31,985	Empire State Realty Trust, Inc., Class A	544,704
16,860	First Potomac Realty Trust	185,460
6,128	Gladstone Commercial Corp.	86,466
48,478	Global Net Lease, Inc.	445,998
36,017	Investors Real Estate Trust	278,772
61,031	Lexington Realty Trust	494,351
43,001	Liberty Property Trust	1,354,961
104,682	NorthStar Realty Finance Corp.	1,292,823
3,984	One Liberty Properties, Inc.	84,979
5,572	PS Business Parks, Inc.	442,305
17,942	Select Income REIT	341,077
126,668	Spirit Realty Capital, Inc.	1,157,745
14,559	STORE Capital Corp.	300,789
259,719	VEREIT, Inc.	2,005,031
19,558	Washington Real Estate Investment Trust	487,581
7,741	Whitestone REIT	89,254
10,450	Winthrop Realty Trust (b)	150,062
27,843	WP Carey, Inc.	1,609,604

		14,753,197

	Health Care REITs — 12.9%
23,736	Care Capital Properties, Inc.	781,626
13,814	CareTrust REIT, Inc.	156,789
132,734	HCP, Inc.	4,944,342
28,814	Healthcare Realty Trust, Inc.	716,028
36,453	Healthcare Trust of America, Inc., Class A	893,463
10,206	LTC Properties, Inc.	435,490
67,119	Medical Properties Trust, Inc.	742,336
9,809	National Health Investors, Inc.	563,919
24,830	New Senior Investment Group, Inc.	259,722
46,415	Omega Healthcare Investors, Inc.	1,631,487
20,176	Physicians Realty Trust	304,456
18,689	Sabra Health Care REIT, Inc.	433,211
68,119	Senior Housing Properties Trust	1,103,528
3,514	Universal Health Realty Income Trust	164,947
95,408	Ventas, Inc.	5,348,572
100,969	Welltower, Inc.	6,837,621

		25,317,537

	Hotel & Resort REITs — 6.9%
44,794	Apple Hospitality REIT, Inc.	831,825
7,256	Ashford Hospitality Prime, Inc.	101,802
24,651	Ashford Hospitality Trust, Inc.	150,371
10,989	Chatham Lodging Trust	236,044
17,120	Chesapeake Lodging Trust	446,147

Shares	Description	Value

	Common Stocks (a) (Continued)
	Hotel & Resort REITs (Continued)
57,599	DiamondRock Hospitality Co.	$636,469
37,837	FelCor Lodging Trust, Inc.	267,508
13,714	Hersha Hospitality Trust	310,759
43,467	Hospitality Properties Trust	1,111,886
215,526	Host Hotels & Resorts, Inc.	3,407,466
32,457	LaSalle Hotel Properties	921,454
20,618	Pebblebrook Hotel Trust	730,908
37,523	RLJ Lodging Trust	948,206
14,715	Ryman Hospitality Properties, Inc.	724,419
79,050	Strategic Hotels & Resorts, Inc. (b)	1,090,100
24,847	Summit Hotel Properties, Inc.	289,964
59,880	Sunstone Hotel Investors, Inc.	792,212
32,043	Xenia Hotels & Resorts, Inc.	559,471

		13,557,011

	Industrial REITs — 4.5%
25,344	DCT Industrial Trust, Inc.	853,079
9,197	EastGroup Properties, Inc.	498,294
31,772	First Industrial Realty Trust, Inc.	665,623
17,480	Monmouth Real Estate Investment Corp.	170,430
150,392	Prologis, Inc.	5,850,249
15,883	Rexford Industrial Realty, Inc.	219,027
19,534	STAG Industrial, Inc.	355,714
12,346	Terreno Realty Corp.	242,475

		8,854,891

	Office REITs — 13.5%
20,748	Alexandria Real Estate Equities, Inc.	1,756,733
57,978	BioMed Realty Trust, Inc.	1,158,400
44,066	Boston Properties, Inc.	5,217,414
51,611	Brandywine Realty Trust	635,848
4,473	City Office REIT, Inc.	50,813
35,890	Columbia Property Trust, Inc.	832,648
27,124	Corporate Office Properties Trust	570,418
39,878	Douglas Emmett, Inc.	1,145,296
3,745	Easterly Government Properties, Inc.	59,733
37,226	Equity Commonwealth (b)	1,014,036
25,585	Franklin Street Properties Corp.	275,039
20,397	Government Properties Income Trust	326,352
16,498	Gramercy Property Trust, Inc.	342,664
27,006	Highwoods Properties, Inc.	1,046,483
21,016	Hudson Pacific Properties, Inc.	605,051
26,458	Kilroy Realty Corp.	1,724,003
25,563	Mack-Cali Realty Corp.	482,629
46,617	New York REIT, Inc.	468,967
23,368	Parkway Properties, Inc.	363,606
43,418	Piedmont Office Realty Trust, Inc., Class A	776,748
28,583	SL Green Realty Corp.	3,091,537
50,842	Vornado Realty Trust	4,597,134

		26,541,552

See Notes to Portfolio of Investments

First Trust S&P REIT Index Fund (FRI)

Portfolio of Investments (Continued)
September 30, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (a) (Continued)
	Residential REITs — 17.8%
32,229	American Campus Communities, Inc.	$1,167,979
44,771	American Homes 4 Rent, Class A	719,918
9,239	American Residential Properties, Inc.	159,558
44,843	Apartment Investment & Management Co., Class A	1,660,088
38,135	AvalonBay Communities, Inc.	6,666,761
4,976	Bluerock Residential Growth REIT, Inc.	59,612
24,922	Camden Property Trust	1,841,736
18,553	Campus Crest Communities, Inc.	98,702
13,878	Education Realty Trust, Inc.	457,280
22,975	Equity LifeStyle Properties, Inc.	1,345,646
104,469	Equity Residential	7,847,711
18,865	Essex Property Trust, Inc.	4,214,818
16,656	Home Properties, Inc.	1,245,036
8,646	Independence Realty Trust, Inc.	62,338
21,628	Mid-America Apartment Communities, Inc.	1,770,684
47,780	Monogram Residential Trust, Inc.	444,832
6,142	NexPoint Residential Trust, Inc.	82,057
15,667	Post Properties, Inc.	913,229
6,378	Preferred Apartment Communities, Inc., Class A	69,393
10,350	Silver Bay Realty Trust Corp.	165,703
10,877	Starwood Waypoint Residential Trust	259,199
15,432	Sun Communities, Inc.	1,045,672
75,179	UDR, Inc.	2,592,172
6,855	UMH Properties, Inc.	63,751

		34,953,875

	Retail REITs — 24.6%
19,750	Acadia Realty Trust	593,883
4,952	Agree Realty Corp.	147,817
1,084	Alexander’s, Inc.	405,416
48,819	Brixmor Property Group, Inc.	1,146,270
43,540	CBL & Associates Properties, Inc.	598,675
21,465	Cedar Realty Trust, Inc.	133,298
87,282	DDR Corp.	1,342,397
21,179	Equity One, Inc.	515,497
19,835	Federal Realty Investment Trust	2,706,486
167,725	General Growth Properties, Inc.	4,355,818
7,480	Getty Realty Corp.	118,184
25,962	Inland Real Estate Corp.	210,292
118,544	Kimco Realty Corp.	2,896,030
23,910	Kite Realty Group Trust	569,297
38,614	Macerich (The) Co.	2,966,327
38,575	National Retail Properties, Inc.	1,399,115
19,847	Pennsylvania Real Estate Investment Trust	393,566
22,711	Ramco-Gershenson Properties Trust	340,892
67,393	Realty Income Corp.	3,193,754
27,017	Regency Centers Corp.	1,679,107
28,340	Retail Opportunity Investments Corp.	468,744

Shares	Description	Value

	Common Stocks (a) (Continued)
	Retail REITs (Continued)
68,058	Retail Properties of America, Inc., Class A	$958,937
10,819	Rouse Properties, Inc.	168,560
3,285	Saul Centers, Inc.	169,999
88,782	Simon Property Group, Inc.	16,311,029
27,501	Tanger Factory Outlet Centers, Inc.	906,708
17,463	Taubman Centers, Inc.	1,206,344
26,495	Urban Edge Properties	572,027
7,620	Urstadt Biddle Properties, Inc., Class A	142,799
32,718	Weingarten Realty Investors	1,083,293
53,171	WP GLIMCHER, Inc.	619,974

		48,320,535

	Specialized REITs — 12.0%
7,613	CoreSite Realty Corp.	391,613
33,606	Corrections Corp. of America	992,721
47,731	CubeSmart	1,298,760
18,757	CyrusOne, Inc.	612,604
38,966	Digital Realty Trust, Inc.	2,545,259
18,761	DuPont Fabros Technology, Inc.	485,535
16,584	EPR Properties	855,237
35,250	Extra Space Storage, Inc.	2,719,890
26,288	Gaming and Leisure Properties, Inc.	780,754
21,425	GEO Group (The), Inc.	637,179
55,050	Iron Mountain, Inc.	1,707,651
6,604	National Storage Affiliates Trust	89,484
42,186	Public Storage	8,927,823
9,820	QTS Realty Trust, Inc., Class A	429,036
10,282	Sovran Self Storage, Inc.	969,593

		23,443,139

	Total Common Stocks — 99.7%	195,741,737
	(Cost $212,738,548)

	Money Market Funds — 0.1%
144,217	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.03% (c)	144,217
	(Cost $144,217)

	Total Investments — 99.8%	195,885,954
	(Cost $212,882,765) (d)
	Net Other Assets and Liabilities — 0.2%	437,150

	Net Assets — 100.0%	$196,323,104

See Notes to Portfolio of Investments

First Trust S&P REIT Index Fund (FRI)

Portfolio of Investments (Continued)
September 30, 2015 (Unaudited)

(a)	The industry classification is based upon Standard & Poor’s Global Industry Classification Standard (GICS) Sub-Industry.
(b)	Non-income producing security.
(c)	Interest rate shown reflects yield as of September 30, 2015.
(d)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,674,257 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $20,671,068.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$195,741,737	$—	$—
Money Market Funds	144,217	—	—
Total Investments	$195,885,954	$—	$—

* See Portfolio of Investments for breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2015.

See Notes to Portfolio of Investments

First Trust ISE Water Index Fund (FIW)

Portfolio of Investments
September 30, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Chemicals — 4.9%
32,888	Ashland, Inc.	$3,309,190
112,831	Calgon Carbon Corp.	1,757,907

		5,067,097

	Commercial Services & Supplies — 2.1%
91,861	Tetra Tech, Inc.	2,233,141

	Construction & Engineering — 6.7%
70,566	AECOM (a)	1,941,271
81,105	Aegion Corp. (a)	1,336,610
152,865	Layne Christensen Co. (a)	993,623
201,471	Northwest Pipe Co. (a)	2,631,211

		6,902,715

	Diversified Financial Services — 0.9%
93,744	PICO Holdings, Inc. (a)	907,442

	Electronic Equipment, Instruments & Components — 5.3%
72,724	Badger Meter, Inc.	4,222,356
40,798	Itron, Inc. (a)	1,301,864

		5,524,220

	Health Care Equipment & Supplies — 2.6%
36,679	IDEXX Laboratories, Inc. (a)	2,723,416

	Industrial Conglomerates — 11.1%
97,090	Danaher Corp.	8,273,039
20,280	Roper Technologies, Inc.	3,177,876

		11,450,915

	Life Sciences Tools & Services — 2.0%
59,673	Agilent Technologies, Inc.	2,048,574

	Machinery — 36.8%
58,316	Crane Co.	2,718,109
877,254	Energy Recovery, Inc. (a)	1,877,324
43,814	Flowserve Corp.	1,802,508
143,067	Gorman-Rupp (The) Co.	3,429,316
44,715	IDEX Corp.	3,188,179
58,773	Lindsay Corp.	3,984,222
41,446	Mueller Industries, Inc.	1,225,973
249,461	Mueller Water Products, Inc., Class A	1,910,871
76,578	Pentair PLC	3,908,541
186,386	Rexnord Corp. (a)	3,164,834
19,405	Valmont Industries, Inc.	1,841,340
89,475	Watts Water Technologies, Inc., Class A	4,726,070
130,124	Xylem, Inc.	4,274,573

		38,051,860

	Water Utilities — 27.6%
63,566	American States Water Co.	2,631,632

Shares	Description	Value

	Common Stocks (Continued)
	Water Utilities (Continued)
94,153	American Water Works Co., Inc.	$5,185,947
187,194	Aqua America, Inc.	4,955,025
463,724	Cadiz, Inc. (a)	3,366,636
199,527	California Water Service Group	4,413,537
850,576	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	3,300,235
277,513	Consolidated Water Co., Ltd.	3,219,151
48,494	SJW Corp.	1,491,191

		28,563,354

	Total Common Stocks — 100.0%	103,472,734
	(Cost $124,173,362)

	Money Market Funds — 0.1%
95,441	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.03% (b)	95,441
	(Cost $95,441)

	Total Investments — 100.1%	103,568,175
	(Cost $124,268,803) (c)
	Net Other Assets and Liabilities — (0.1)%	(52,455)

	Net Assets — 100.0%	$103,515,720

(a)	Non-income producing security.
(b)	Interest rate shown reflects yield as of September 30, 2015.
(c)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,521,552 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $26,222,180.

ADR	-	American Depositary Receipt

See Notes to Portfolio of Investments

First Trust ISE Water Index Fund (FIW)

Portfolio of Investments (Continued)
September 30, 2015 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$103,472,734	$—	$—
Money Market Funds	95,441	—	—
Total Investments	$103,568,175	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2015.

See Notes to Portfolio of Investments

First Trust ISE-Revere Natural Gas Index Fund (FCG)

Portfolio of Investments
September 30, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Oil, Gas & Consumable Fuels — 99.9%
94,232	Anadarko Petroleum Corp.	$5,690,671
251,476	Antero Resources Corp. (a) (b)	5,321,232
4,069,956	Bellatrix Exploration Ltd. (a) (b)	6,186,333
267,224	Cabot Oil & Gas Corp.	5,841,517
817,220	Chesapeake Energy Corp. (a)	5,990,223
58,368	Cimarex Energy Co.	5,981,553
2,361,198	Comstock Resources, Inc. (a)	4,509,888
159,284	Devon Energy Corp.	5,907,844
856,828	Encana Corp.	5,517,972
1,126,845	Enerplus Corp.	5,476,467
85,216	EQT Corp.	5,519,440
9,029,847	EXCO Resources, Inc. (a) (b)	6,772,385
189,068	Gulfport Energy Corp. (b)	5,611,538
1,989,171	Linn Energy LLC (c)	5,350,870
10,271,467	Magnum Hunter Resources Corp. (a) (b)	3,492,299
309,783	Matador Resources Co. (b)	6,424,899
198,341	Noble Energy, Inc.	5,985,931
503,366	QEP Resources, Inc.	6,307,176
169,576	Range Resources Corp.	5,446,781
2,474,534	Rex Energy Corp. (a) (b)	5,122,285
310,722	Rice Energy, Inc. (b)	5,021,268
13,275,418	SandRidge Energy, Inc. (a) (b)	3,584,363
401,457	Southwestern Energy Co. (b)	5,094,489
429,313	Statoil ASA, ADR	6,250,797
1,182,850	Stone Energy Corp. (b)	5,866,936
650,503	Synergy Resources Corp. (b)	6,374,929
956,154	Ultra Petroleum Corp. (a) (b)	6,109,824
753,518	Vanguard Natural Resources LLC (c)	5,726,737
809,732	WPX Energy, Inc. (b)	5,360,426

	Total Common Stocks — 99.9%	161,847,073
	(Cost $358,431,195)

	Warrant — 0.0%
	Oil, Gas & Consumable Fuels — 0.0%
468,973	Magnum Hunter Resources Corp., expiring 05/15/16 (a) (b) (d)	0
	(Cost $0)

Shares	Description	Value

	Money Market Funds — 13.2%
21,497,967	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (e) (f)	$21,497,967
	(Cost $21,497,967)

Principal Value	Description	Value
	Repurchase Agreements — 6.5%
$5,118,654	JPMorgan Chase & Co., 0.09% (e), dated 09/30/15, due 10/01/15, with a maturity value of $5,118,667. Collateralized by U.S. Treasury Note, interest rate of 1.625%, due 07/31/19. The value of the collateral including accrued interest is $5,235,134. (f)	5,118,654
5,414,655	RBC Capital Markets LLC, 0.05% (e), dated 09/30/15, due 10/01/15, with a maturity value of $5,414,663. Collateralized by U.S. Treasury Note, interest rate of 2.625%, due 08/15/20. The value of the collateral including accrued interest is $5,540,432. (f)	5,414,655

	Total Repurchase Agreements — 6.5%	10,533,309
	(Cost $10,533,309)

	Total Investments — 119.6%	193,878,349
	(Cost $390,462,471) (g)
	Net Other Assets and Liabilities — (19.6)%	(31,820,392)

	Net Assets — 100.0%	$162,057,957

See Notes to Portfolio of Investments

First Trust ISE-Revere Natural Gas Index Fund (FCG)

Portfolio of Investments (Continued)
September 30, 2015 (Unaudited)

(a)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $25,390,986 and the total value of the collateral held by the Fund is $32,031,276.
(b)	Non-income producing security.
(c)	Master Limited Partnership (“MLP”).
(d)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2015, securities noted as such are valued at $0, or 0.00% of net assets.
(e)	Interest rate shown reflects yield as of September 30, 2015.
(f)	This security serves as collateral for securities on loan.

(g)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $244,727 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $196,828,849.

ADR	-	American Depositary Receipt

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2		Level 3
Common Stocks*	$161,847,073	$—		$—
Money Market Funds	21,497,967	—		—
Repurchase Agreements	—	10,533,309		—
Warrants*	—	—	**	—
Total Investments	$183,345,040	$10,533,309		$—

* See Portfolio of Investments for industry breakout.
** Investment is valued at $0.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2015.

See Notes to Portfolio of Investments

First Trust ISE Chindia Index Fund (FNI)

Portfolio of Investments
September 30, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks — 98.9%
	Airlines — 0.6%
33,475	China Southern Airlines Co., Ltd., ADR	$1,223,846

	Automobiles — 3.2%
309,614	Tata Motors Ltd., ADR (a)	6,966,315

	Banks — 16.7%
328,339	HDFC Bank Ltd., ADR	20,058,230
1,898,032	ICICI Bank Ltd., ADR	15,905,508

		35,963,738

	Biotechnology — 0.7%
16,740	China Biologic Products, Inc. (a)	1,503,587

	Capital Markets — 0.6%
51,623	Noah Holdings Ltd., ADR (a) (b)	1,212,624

	Diversified Consumer Services — 1.4%
71,572	New Oriental Education & Technology Group, Inc., ADR	1,446,470
47,919	TAL Education Group, ADR (a) (b)	1,540,596

		2,987,066

	Diversified Telecommunication Services — 1.3%
28,131	China Telecom Corp., Ltd., ADR (b)	1,366,041
108,797	China Unicom (Hong Kong) Ltd., ADR	1,389,338

		2,755,379

	Electronic Equipment, Instruments & Components — 0.6%
69,496	Hollysys Automation Technologies Ltd.	1,214,790

	Health Care Equipment & Supplies — 0.6%
64,424	Mindray Medical International Ltd., ADR	1,408,953

	Hotels, Restaurants & Leisure — 1.0%
60,910	500.com Ltd., Class A, ADR (a) (b)	987,960
92,780	Melco Crown Entertainment Ltd., ADR (b)	1,276,653

		2,264,613

	Independent Power and Renewable Electricity Producers — 0.7%
33,743	Huaneng Power International, Inc., ADR (b)	1,427,329

Shares	Description	Value

	Common Stocks (Continued)
	Insurance — 0.6%
78,069	China Life Insurance Co., Ltd., ADR (b)	$1,356,839

	Internet & Catalog Retail — 13.9%
68,687	Ctrip.com International Ltd., ADR (a)	4,339,645
490,149	JD.com, Inc., ADR (a)	12,773,283
78,571	Jumei International Holding Ltd., ADR (a) (b)	775,496
279,273	MakeMyTrip Ltd. (a) (b)	3,840,004
37,522	Qunar Cayman Islands Ltd., ADR (a) (b)	1,128,286
419,289	Vipshop Holdings Ltd., ADR (a)	7,044,055

		29,900,769

	Internet Software & Services — 22.4%
84,144	21Vianet Group, Inc., ADR (a)	1,538,152
68,653	58.com, Inc., ADR (a) (b)	3,230,124
214,715	Alibaba Group Holding Ltd., ADR (a)	12,661,744
37,732	Autohome, Inc., ADR (a)	1,227,422
76,745	Baidu, Inc., ADR (a)	10,545,530
29,408	Bitauto Holdings Ltd., ADR (a)	875,476
116,720	Momo, Inc., ADR (a) (b)	1,459,000
70,867	NetEase, Inc., ADR	8,512,544
26,956	Qihoo 360 Technology Co., Ltd., ADR (a)	1,289,306
30,074	SINA Corp. (a)	1,206,569
25,770	Sohu.com, Inc. (a)	1,064,301
183,619	SouFun Holdings Ltd., ADR (b)	1,211,885
89,993	Weibo Corp., ADR (a) (b)	1,052,018
61,588	Youku Tudou, Inc., ADR (a) (b)	1,085,796
22,649	YY, Inc., ADR (a) (b)	1,235,277

		48,195,144

	IT Services — 18.1%
1,199,286	Infosys Ltd., ADR	22,894,370
854,593	Wipro Ltd., ADR (b)	10,502,948
202,058	WNS (Holdings) Ltd., ADR (a)	5,647,521

		39,044,839

	Life Sciences Tools & Services — 0.8%
41,504	WuXi PharmaTech (Cayman), Inc., ADR (a)	1,793,388

	Metals & Mining — 1.6%
130,215	Aluminum Corp. of China Ltd., ADR (a) (b)	1,010,468
455,787	Vedanta Ltd., ADR	2,360,977

		3,371,445

See Notes to Portfolio of Investments

First Trust ISE Chindia Index Fund (FNI)

Portfolio of Investments (Continued)
September 30, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels — 2.7%
21,943	China Petroleum & Chemical Corp., ADR (b)	$1,350,372
12,084	CNOOC Ltd., ADR	1,245,619
46,213	PetroChina Co., Ltd., ADR	3,221,046

		5,817,037

	Pharmaceuticals — 6.0%
203,919	Dr. Reddy’s Laboratories Ltd., ADR	13,032,463

	Semiconductors & Semiconductor Equipment — 0.6%
141,198	Trina Solar Ltd., ADR (a) (b)	1,266,546

	Software — 0.3%
53,574	Cheetah Mobile, Inc., ADR (a) (b)	774,680

	Wireless Telecommunication Services — 4.5%
161,649	China Mobile Ltd., ADR	9,618,115

	Total Common Stocks — 98.9%	213,099,505
	(Cost $259,345,378)

	Money Market Funds — 7.0%
14,989,781	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	14,989,781
	(Cost $14,989,781)

Principal Value	Description	Value
	Repurchase Agreements — 3.4%
$3,569,059	JPMorgan Chase & Co., 0.09% (c), dated 09/30/15, due 10/01/15, with a maturity value of $3,569,068. Collateralized by U.S. Treasury Note, interest rate of 1.625%, due 07/31/19. The value of the collateral including accrued interest is $3,650,276. (d)	3,569,059

Principal
Value	Description	Value

	Repurchase Agreements (Continued)
$3,775,450	RBC Capital Markets LLC, 0.05% (c), dated 09/30/15, due 10/01/15, with a maturity value of $3,775,455. Collateralized by U.S. Treasury Note, interest rate of 2.625%, due 08/15/20. The value of the collateral including accrued interest is $3,863,149. (d)	$3,775,450

	Total Repurchase Agreements — 3.4%	7,344,509
	(Cost $7,344,509)

	Total Investments — 109.3%	235,433,795
	(Cost $281,679,668) (e)
	Net Other Assets and Liabilities — (9.3)%	(19,962,088)

	Net Assets — 100.0%	$215,471,707

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan. The aggregate value of such securities is $22,548,396 and the total value of the collateral held by the Fund is $22,334,290. The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On September 30, 2015, the last business day of the period, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from September 29 to September 30, the value of the related securities loaned was above the collateral value received. See Note 2D – Securities Lending in the Notes to Portfolio of Investments.
(c)	Interest rate shown reflects yield as of September 30, 2015.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $6,939,179 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $53,185,052.

ADR	-	American Depositary Receipt

See Notes to Portfolio of Investments

First Trust ISE Chindia Index Fund (FNI)

Portfolio of Investments (Continued)
September 30, 2015 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$213,099,505	$—	$—
Money Market Funds	14,989,781	—	—
Repurchase Agreements	—	7,344,509	—
Total Investments	$228,089,286	$7,344,509	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2015.

Country Allocations as a percentage of net assets**:
India	42.6%
Cayman Islands	39.4
United States	11.5
Hong Kong	5.7
China	5.1
Jersey	2.6
Mauritius	1.8
British Virgin Islands	0.6
Net Other Assets and Liabilities	(9.3)
100.0%

**	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

See Notes to Portfolio of Investments

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

Portfolio of Investments (Continued)
September 30, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Banks — 86.4%
16,418	1st Source Corp.	$505,674
20,176	Ameris Bancorp	580,060
8,074	Arrow Financial Corp.	215,576
9,763	BancFirst Corp.	616,045
23,633	Bancorp (The), Inc. (a)	180,083
54,402	Bank of the Ozarks, Inc.	2,380,632
13,135	Banner Corp.	627,459
49,855	BBCN Bancorp, Inc.	748,822
17,831	Blue Hills Bancorp, Inc.	246,959
23,888	BNC Bancorp	531,030
52,375	Boston Private Financial Holdings, Inc.	612,788
10,890	Bridge Bancorp, Inc.	290,872
11,134	Bryn Mawr Bank Corp.	345,933
18,730	Capital Bank Financial Corp., Class A (a)	566,208
20,184	Cardinal Financial Corp.	464,434
45,616	Cascade Bancorp (a)	246,783
51,767	Cathay General Bancorp	1,550,939
28,469	CenterState Banks, Inc.	418,494
23,884	Chemical Financial Corp.	772,647
9,597	City Holding Co.	473,132
25,712	CoBiz Financial, Inc.	334,513
36,181	Columbia Banking System, Inc.	1,129,209
58,491	Commerce Bancshares, Inc.	2,664,850
10,966	Community Trust Bancorp, Inc.	389,403
18,842	ConnectOne Bancorp, Inc.	363,651
66,641	CVB Financial Corp.	1,112,905
20,928	Eagle Bancorp, Inc. (a)	952,224
90,149	East West Bancorp, Inc.	3,463,525
12,506	Enterprise Financial Services Corp.	314,776
14,153	Fidelity Southern Corp.	299,194
8,889	Financial Institutions, Inc.	220,269
18,189	First Busey Corp.	361,415
6,897	First Citizens BancShares, Inc., Class A	1,558,722
11,613	First Community Bancshares, Inc.	207,873
38,671	First Financial Bancorp	737,843
40,220	First Financial Bankshares, Inc.	1,278,192
8,043	First Financial Corp.	260,191
13,612	First Interstate BancSystem, Inc., Class A	378,958
23,721	First Merchants Corp.	621,965
48,861	First Midwest Bancorp, Inc.	857,022
11,920	First NBC Bank Holding Co. (a)	417,677
103,880	FirstMerit Corp.	1,835,560
18,127	Flushing Financial Corp.	362,903
109,632	Fulton Financial Corp.	1,326,547
8,310	German American Bancorp, Inc.	243,234
47,333	Glacier Bancorp, Inc.	1,249,118
8,681	Great Southern Bancorp, Inc.	375,887
16,477	Green Bancorp, Inc. (a)	188,826
13,616	Guaranty Bancorp	224,256

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
48,931	Hancock Holding Co.	$1,323,584
20,041	Hanmi Financial Corp.	505,033
12,928	Heartland Financial USA, Inc.	469,157
18,771	Heritage Financial Corp.	353,270
42,472	Home BancShares, Inc.	1,720,116
12,212	HomeTrust Bancshares, Inc. (a)	226,533
25,775	IBERIABANK Corp.	1,500,363
16,422	Independent Bank Corp./MA	757,054
14,182	Independent Bank Corp./MI	209,326
10,721	Independent Bank Group, Inc.	412,008
41,656	International Bancshares Corp.	1,042,650
216,521	Investors Bancorp, Inc.	2,671,869
23,754	Lakeland Bancorp, Inc.	263,907
10,422	Lakeland Financial Corp.	470,553
29,843	LegacyTexas Financial Group, Inc.	909,615
13,552	MainSource Financial Group, Inc.	275,919
47,051	MB Financial, Inc.	1,535,745
10,315	Mercantile Bank Corp.	214,346
8,790	Metro Bancorp, Inc.	258,338
87,863	National Penn Bancshares, Inc.	1,032,390
27,403	NBT Bancorp, Inc.	738,237
72,198	Old National Bancorp	1,005,718
18,001	Opus Bank	688,358
12,277	Pacific Continental Corp.	163,407
13,479	Pacific Premier Bancorp, Inc. (a)	273,893
63,960	PacWest Bancorp	2,738,128
9,769	Peapack-Gladstone Financial Corp.	206,810
11,527	Peoples Bancorp, Inc.	239,646
22,557	Pinnacle Financial Partners, Inc.	1,114,541
64,881	Popular, Inc.	1,961,353
8,626	Preferred Bank	272,582
49,375	PrivateBancorp, Inc.	1,892,544
7,343	QCR Holdings, Inc.	160,591
25,234	Renasant Corp.	828,937
21,817	S&T Bancorp, Inc.	711,671
15,395	Sandy Spring Bancorp, Inc.	403,041
20,818	Seacoast Banking Corp. of Florida (a)	305,608
16,229	ServisFirst Bancshares, Inc.	673,990
31,882	Signature Bank (a)	4,385,688
18,758	Simmons First National Corp., Class A	899,071
15,166	South State Corp.	1,165,810
15,892	Southside Bancshares, Inc.	437,825
11,927	Southwest Bancorp, Inc.	195,722
22,415	State Bank Financial Corp.	463,542
9,306	Stock Yards Bancorp, Inc.	338,273
7,926	Stonegate Bank	252,126
41,400	Talmer Bancorp, Inc., Class A	689,310
28,715	Texas Capital Bancshares, Inc. (a)	1,505,240
32,306	TowneBank	608,968
14,256	TriCo Bancshares	350,270
17,548	TriState Capital Holdings, Inc. (a)	218,824
11,305	Triumph Bancorp, Inc. (a)	189,924

See Notes to Portfolio of Investments

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

Portfolio of Investments (Continued)
September 30, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
42,338	Trustmark Corp.	$980,971
30,903	UMB Financial Corp.	1,570,181
138,091	Umpqua Holdings Corp.	2,250,883
28,272	Union Bankshares Corp.	678,528
43,579	United Bankshares, Inc.	1,655,566
39,293	United Community Banks, Inc.	803,149
12,216	Univest Corp. of Pennsylvania	234,792
10,554	Washington Trust Bancorp, Inc.	405,801
24,146	WesBanco, Inc.	759,392
16,012	Westamerica Bancorporation	711,573
49,208	Wilshire Bancorp, Inc.	517,176
30,224	Wintrust Financial Corp.	1,614,868
127,950	Zions Bancorporation	3,523,743

		94,043,325

	IT Services — 0.3%
7,158	Cass Information Systems, Inc.	351,672

	Thrifts & Mortgage Finance — 13.2%
28,783	Bank Mutual Corp.	221,053
12,847	BankFinancial Corp.	159,688
51,905	Beneficial Bancorp, Inc. (a)	688,260
9,802	BofI Holding, Inc. (a)	1,262,792
43,944	Brookline Bancorp, Inc.	445,592
86,746	Capitol Federal Financial, Inc.	1,051,362
16,188	Clifton Bancorp, Inc.	224,689
23,306	Dime Community Bancshares, Inc.	393,871
5,814	First Defiance Financial Corp.	212,560
1,333	Hingham Institution for Savings	154,668
13,832	HomeStreet, Inc. (a)	319,519
58,611	Kearny Financial Corp.	672,268
34,447	Meridian Bancorp, Inc.	470,891
4,353	Meta Financial Group, Inc.	181,825
28,688	Northfield Bancorp, Inc.	436,345
63,715	Northwest Bancshares, Inc.	828,295
27,582	Oritani Financial Corp.	430,831
183,401	TFS Financial Corp.	3,163,667
59,627	TrustCo Bank Corp. NY	348,222
29,937	United Community Financial Corp.	149,685
31,021	United Financial Bancorp, Inc.	404,824
58,896	Washington Federal, Inc.	1,339,884
18,817	Waterstone Financial, Inc.	253,653
17,484	WSFS Financial Corp.	503,714

		14,318,158

	Total Investments — 99.9%	108,713,155
	(Cost $105,867,162) (b)
	Net Other Assets and Liabilities — 0.1%	72,926

	Net Assets — 100.0%	$108,786,081

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $6,193,035 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,347,042.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$108,713,155	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2015.

See Notes to Portfolio of Investments

First Trust CBOE® S&P 500® VIX® Tail Hedge Fund (VIXH)

Portfolio of Investments
September 30, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks — 98.8%
	Aerospace & Defense — 2.6%
131	Boeing (The) Co.	$17,154
62	General Dynamics Corp.	8,553
161	Honeywell International, Inc.	15,245
17	L-3 Communications Holdings, Inc.	1,777
55	Lockheed Martin Corp.	11,402
39	Northrop Grumman Corp.	6,472
28	Precision Castparts Corp.	6,432
62	Raytheon Co.	6,774
27	Rockwell Collins, Inc.	2,210
57	Textron, Inc.	2,146
170	United Technologies Corp.	15,128

		93,293

	Air Freight & Logistics — 0.7%
29	C.H. Robinson Worldwide, Inc.	1,966
39	Expeditors International of Washington, Inc.	1,835
54	FedEx Corp.	7,775
144	United Parcel Service, Inc., Class B	14,211

		25,787

	Airlines — 0.6%
138	American Airlines Group, Inc.	5,359
164	Delta Air Lines, Inc.	7,359
136	Southwest Airlines Co.	5,173
78	United Continental Holdings, Inc. (a)	4,138

		22,029

	Auto Components — 0.4%
47	BorgWarner, Inc.	1,955
58	Delphi Automotive PLC	4,410
55	Goodyear Tire & Rubber (The) Co.	1,613
135	Johnson Controls, Inc.	5,584

		13,562

	Automobiles — 0.6%
802	Ford Motor Co.	10,883
297	General Motors Co.	8,916
42	Harley-Davidson, Inc.	2,306

		22,105

	Banks — 6.0%
2,154	Bank of America Corp.	33,559
160	BB&T Corp.	5,696
619	Citigroup, Inc.	30,708
37	Comerica, Inc.	1,521
165	Fifth Third Bancorp	3,120
165	Huntington Bancshares, Inc.	1,749
761	JPMorgan Chase & Co.	46,398
173	KeyCorp	2,251
27	M&T Bank Corp.	3,293
64	People’s United Financial, Inc.	1,007
106	PNC Financial Services Group (The), Inc.	9,455

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
273	Regions Financial Corp.	$2,460
107	SunTrust Banks, Inc.	4,092
341	U.S. Bancorp	13,984
961	Wells Fargo & Co.	49,347
42	Zions Bancorporation	1,157

		209,797

	Beverages — 2.3%
22	Brown-Forman Corp., Class B	2,132
805	Coca-Cola (The) Co.	32,296
43	Coca-Cola Enterprises, Inc.	2,079
35	Constellation Brands, Inc., Class A	4,382
39	Dr Pepper Snapple Group, Inc.	3,083
33	Molson Coors Brewing Co., Class B	2,740
31	Monster Beverage Corp. (a)	4,189
302	PepsiCo, Inc.	28,479

		79,380

	Biotechnology — 3.5%
341	AbbVie, Inc.	18,554
47	Alexion Pharmaceuticals, Inc. (a)	7,350
156	Amgen, Inc.	21,578
111	Baxalta, Inc.	3,498
48	Biogen, Inc. (a)	14,007
163	Celgene Corp. (a)	17,632
302	Gilead Sciences, Inc.	29,653
16	Regeneron Pharmaceuticals, Inc. (a)	7,442
50	Vertex Pharmaceuticals, Inc. (a)	5,207

		124,921

	Building Products — 0.1%
20	Allegion PLC	1,153
71	Masco Corp.	1,788

		2,941

	Capital Markets — 2.1%
11	Affiliated Managers Group, Inc. (a)	1,881
37	Ameriprise Financial, Inc.	4,038
228	Bank of New York Mellon (The) Corp.	8,926
26	BlackRock, Inc.	7,734
246	Charles Schwab (The) Corp.	7,026
60	E*TRADE Financial Corp. (a)	1,580
80	Franklin Resources, Inc.	2,981
83	Goldman Sachs Group (The), Inc.	14,422
88	Invesco Ltd.	2,748
23	Legg Mason, Inc.	957
313	Morgan Stanley	9,859
45	Northern Trust Corp.	3,067
84	State Street Corp.	5,646
53	T. Rowe Price Group, Inc.	3,684

		74,549

	Chemicals — 2.1%
40	Air Products and Chemicals, Inc.	5,103

See Notes to Portfolio of Investments

First Trust CBOE® S&P 500® VIX® Tail Hedge Fund (VIXH)

Portfolio of Investments (Continued)
September 30, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
14	Airgas, Inc.	$1,251
48	CF Industries Holdings, Inc.	2,155
238	Dow Chemical (The) Co.	10,091
186	E.I. du Pont de Nemours and Co.	8,965
31	Eastman Chemical Co.	2,006
55	Ecolab, Inc.	6,035
27	FMC Corp.	915
17	International Flavors & Fragrances, Inc.	1,755
77	LyondellBasell Industries N.V., Class A	6,419
96	Monsanto Co.	8,193
69	Mosaic (The) Co.	2,147
56	PPG Industries, Inc.	4,911
59	Praxair, Inc.	6,010
16	Sherwin-Williams (The) Co.	3,564
25	Sigma-Aldrich Corp.	3,473

		72,993

	Commercial Services & Supplies — 0.4%
35	ADT (The) Corp.	1,046
18	Cintas Corp.	1,544
42	Pitney Bowes, Inc.	834
50	Republic Services, Inc.	2,060
17	Stericycle, Inc. (a)	2,368
87	Tyco International PLC	2,911
87	Waste Management, Inc.	4,333

		15,096

	Communications Equipment — 1.5%
1,046	Cisco Systems, Inc.	27,457
15	F5 Networks, Inc. (a)	1,737
26	Harris Corp.	1,902
73	Juniper Networks, Inc.	1,877
33	Motorola Solutions, Inc.	2,257
323	QUALCOMM, Inc.	17,355

		52,585

	Construction & Engineering — 0.1%
30	Fluor Corp.	1,270
25	Jacobs Engineering Group, Inc. (a)	936
42	Quanta Services, Inc. (a)	1,017

		3,223

	Construction Materials — 0.1%
14	Martin Marietta Materials, Inc.	2,127
27	Vulcan Materials Co.	2,409

		4,536

	Consumer Finance — 0.8%
175	American Express Co.	12,973
112	Capital One Financial Corp.	8,122
90	Discover Financial Services	4,679
77	Navient Corp.	866

		26,640

Shares	Description	Value

	Common Stocks (Continued)
	Containers & Packaging — 0.2%
19	Avery Dennison Corp.	$1,075
28	Ball Corp.	1,741
33	Owens-Illinois, Inc. (a)	684
42	Sealed Air Corp.	1,969
54	WestRock Co.	2,778

		8,247

	Distributors — 0.1%
31	Genuine Parts Co.	2,570

	Diversified Consumer Services — 0.1%
57	H&R Block, Inc.	2,063

	Diversified Financial Services — 2.1%
385	Berkshire Hathaway, Inc., Class B (a)	50,204
69	CME Group, Inc.	6,399
23	Intercontinental Exchange, Inc.	5,405
69	Leucadia National Corp.	1,398
56	McGraw Hill Financial, Inc.	4,844
36	Moody’s Corp.	3,535
24	Nasdaq, Inc.	1,280

		73,065

	Diversified Telecommunication Services — 2.4%
1,265	AT&T, Inc.	41,214
116	CenturyLink, Inc.	2,914
240	Frontier Communications Corp.	1,140
59	Level 3 Communications, Inc. (a)	2,578
836	Verizon Communications, Inc.	36,374

		84,220

	Electric Utilities — 1.8%
101	American Electric Power Co., Inc.	5,743
142	Duke Energy Corp.	10,215
67	Edison International	4,226
37	Entergy Corp.	2,409
65	Eversource Energy	3,290
177	Exelon Corp.	5,257
87	FirstEnergy Corp.	2,724
95	NextEra Energy, Inc.	9,267
52	Pepco Holdings, Inc.	1,259
23	Pinnacle West Capital Corp.	1,475
138	PPL Corp.	4,539
187	Southern (The) Co.	8,359
104	Xcel Energy, Inc.	3,683

		62,446

	Electrical Equipment — 0.5%
50	AMETEK, Inc.	2,616
96	Eaton Corp. PLC	4,925
135	Emerson Electric Co.	5,963
28	Rockwell Automation, Inc.	2,841

		16,345

See Notes to Portfolio of Investments

First Trust CBOE® S&P 500® VIX® Tail Hedge Fund (VIXH)

Portfolio of Investments (Continued)
September 30, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components — 0.4%
64	Amphenol Corp., Class A	$3,261
252	Corning, Inc.	4,314
29	FLIR Systems, Inc.	812
83	TE Connectivity Ltd.	4,971

		13,358

	Energy Equipment & Services — 1.1%
90	Baker Hughes, Inc.	4,684
39	Cameron International Corp. (a)	2,391
13	Diamond Offshore Drilling, Inc.	225
48	Ensco PLC, Class A	676
47	FMC Technologies, Inc. (a)	1,457
176	Halliburton Co.	6,222
22	Helmerich & Payne, Inc.	1,040
79	National Oilwell Varco, Inc.	2,974
260	Schlumberger Ltd.	17,932
70	Transocean Ltd.	904

		38,505

	Food & Staples Retailing — 2.4%
90	Costco Wholesale Corp.	13,011
229	CVS Health Corp.	22,094
200	Kroger (The) Co.	7,214
114	Sysco Corp.	4,443
180	Walgreens Boots Alliance, Inc.	14,958
325	Wal-Mart Stores, Inc.	21,073
74	Whole Foods Market, Inc.	2,342

		85,135

	Food Products — 1.7%
125	Archer-Daniels-Midland Co.	5,181
37	Campbell Soup Co.	1,875
89	ConAgra Foods, Inc.	3,605
123	General Mills, Inc.	6,904
30	Hershey (The) Co.	2,756
28	Hormel Foods Corp.	1,773
21	J.M. Smucker (The) Co.	2,396
52	Kellogg Co.	3,461
25	Keurig Green Mountain, Inc.	1,304
122	Kraft Heinz (The) Co.	8,611
24	McCormick & Co., Inc.	1,972
42	Mead Johnson Nutrition Co.	2,957
331	Mondelez International, Inc., Class A	13,859
63	Tyson Foods, Inc., Class A	2,715

		59,369

	Gas Utilities — 0.0%
25	AGL Resources, Inc.	1,526

	Health Care Equipment & Supplies — 2.0%
307	Abbott Laboratories	12,347
112	Baxter International, Inc.	3,679
43	Becton, Dickinson and Co.	5,704
276	Boston Scientific Corp. (a)	4,529

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies (Continued)
15	C. R. Bard, Inc.	$2,795
29	DENTSPLY International, Inc.	1,466
22	Edwards Lifesciences Corp. (a)	3,128
8	Intuitive Surgical, Inc. (a)	3,677
291	Medtronic PLC	19,480
58	St. Jude Medical, Inc.	3,659
65	Stryker Corp.	6,116
20	Varian Medical Systems, Inc. (a)	1,476
35	Zimmer Biomet Holdings, Inc.	3,288

		71,344

	Health Care Providers & Services — 2.8%
72	Aetna, Inc.	7,878
42	AmerisourceBergen Corp.	3,990
54	Anthem, Inc.	7,560
67	Cardinal Health, Inc.	5,147
53	Cigna Corp.	7,156
35	DaVita HealthCare Partners, Inc. (a)	2,532
139	Express Scripts Holding Co. (a)	11,253
66	HCA Holdings, Inc. (a)	5,106
17	Henry Schein, Inc. (a)	2,256
30	Humana, Inc.	5,370
21	Laboratory Corp. of America Holdings (a)	2,278
48	McKesson Corp.	8,881
18	Patterson Cos., Inc.	779
30	Quest Diagnostics, Inc.	1,844
20	Tenet Healthcare Corp. (a)	738
196	UnitedHealth Group, Inc.	22,738
19	Universal Health Services, Inc., Class B	2,371

		97,877

	Health Care Technology — 0.1%
63	Cerner Corp. (a)	3,777

	Hotels, Restaurants & Leisure — 1.8%
95	Carnival Corp.	4,721
6	Chipotle Mexican Grill, Inc. (a)	4,322
23	Darden Restaurants, Inc.	1,576
41	Marriott International, Inc., Class A	2,796
194	McDonald’s Corp.	19,115
35	Royal Caribbean Cruises Ltd.	3,118
305	Starbucks Corp.	17,336
35	Starwood Hotels & Resorts Worldwide, Inc.	2,327
24	Wyndham Worldwide Corp.	1,726
17	Wynn Resorts Ltd.	903
89	Yum! Brands, Inc.	7,116

		65,056

	Household Durables — 0.4%
67	D.R. Horton, Inc.	1,967
24	Garmin Ltd.	861
15	Harman International Industries, Inc.	1,440

See Notes to Portfolio of Investments

First Trust CBOE® S&P 500® VIX® Tail Hedge Fund (VIXH)

Portfolio of Investments (Continued)
September 30, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Household Durables (Continued)
28	Leggett & Platt, Inc.	$1,155
36	Lennar Corp., Class A	1,733
13	Mohawk Industries, Inc. (a)	2,363
55	Newell Rubbermaid, Inc.	2,184
66	PulteGroup, Inc.	1,246
16	Whirlpool Corp.	2,356

		15,305

	Household Products — 1.8%
26	Clorox (The) Co.	3,004
185	Colgate-Palmolive Co.	11,740
75	Kimberly-Clark Corp.	8,178
558	Procter & Gamble (The) Co.	40,142

		63,064

	Independent Power and Renewable Electricity Producers — 0.1%
140	AES (The) Corp.	1,370
68	NRG Energy, Inc.	1,010

		2,380

	Industrial Conglomerates — 2.4%
129	3M Co.	18,288
122	Danaher Corp.	10,396
2,077	General Electric Co.	52,382
21	Roper Technologies, Inc.	3,291

		84,357

	Insurance — 2.7%
67	ACE Ltd.	6,928
89	Aflac, Inc.	5,174
82	Allstate (The) Corp.	4,776
266	American International Group, Inc.	15,114
58	Aon PLC	5,139
14	Assurant, Inc.	1,106
47	Chubb (The) Corp.	5,765
30	Cincinnati Financial Corp.	1,614
102	Genworth Financial, Inc., Class A (a)	471
85	Hartford Financial Services Group (The), Inc.	3,891
52	Lincoln National Corp.	2,468
59	Loews Corp.	2,132
109	Marsh & McLennan Cos., Inc.	5,692
230	MetLife, Inc.	10,844
56	Principal Financial Group, Inc.	2,651
121	Progressive (The) Corp.	3,707
93	Prudential Financial, Inc.	7,088
24	Torchmark Corp.	1,354
64	Travelers (The) Cos., Inc.	6,370
51	Unum Group	1,636
62	XL Group PLC	2,252

		96,172

	Internet & Catalog Retail — 1.9%
79	Amazon.com, Inc. (a)	40,439

Shares	Description	Value

	Common Stocks (Continued)
	Internet & Catalog Retail (Continued)
21	Expedia, Inc.	$2,471
88	Netflix, Inc. (a)	9,087
10	Priceline Group (The), Inc. (a)	12,369
23	TripAdvisor, Inc. (a)	1,449

		65,815

	Internet Software & Services — 3.8%
37	Akamai Technologies, Inc. (a)	2,555
231	eBay, Inc. (a)	5,646
465	Facebook, Inc., Class A (a)	41,803
60	Google, Inc., Class A (a)	38,302
61	Google, Inc., Class C (b)	37,114
21	VeriSign, Inc. (a)	1,482
178	Yahoo!, Inc. (a)	5,146

		132,048

	IT Services — 3.7%
128	Accenture PLC, Class A	12,577
13	Alliance Data Systems Corp. (a)	3,367
96	Automatic Data Processing, Inc.	7,714
125	Cognizant Technology Solutions Corp., Class A (a)	7,826
28	Computer Sciences Corp.	1,719
58	Fidelity National Information Services, Inc.	3,891
48	Fiserv, Inc. (a)	4,157
185	International Business Machines Corp.	26,819
205	MasterCard, Inc., Class A	18,475
66	Paychex, Inc.	3,144
228	PayPal Holdings, Inc. (a)	7,077
29	Teradata Corp. (a)	840
35	Total System Services, Inc.	1,590
401	Visa, Inc., Class A	27,934
105	Western Union (The) Co.	1,928
207	Xerox Corp.	2,014

		131,072

	Leisure Products — 0.1%
23	Hasbro, Inc.	1,659
70	Mattel, Inc.	1,474

		3,133

	Life Sciences Tools & Services — 0.4%
68	Agilent Technologies, Inc.	2,334
23	PerkinElmer, Inc.	1,057
82	Thermo Fisher Scientific, Inc.	10,027
17	Waters Corp. (a)	2,010

		15,428

	Machinery — 1.2%
124	Caterpillar, Inc.	8,105
34	Cummins, Inc.	3,692
64	Deere & Co.	4,736
32	Dover Corp.	1,830
27	Flowserve Corp.	1,111

See Notes to Portfolio of Investments

First Trust CBOE® S&P 500® VIX® Tail Hedge Fund (VIXH)

Portfolio of Investments (Continued)
September 30, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
68	Illinois Tool Works, Inc.	$5,597
55	Ingersoll-Rand PLC	2,792
20	Joy Global, Inc.	299
73	PACCAR, Inc.	3,808
28	Parker-Hannifin Corp.	2,724
37	Pentair PLC	1,889
12	Snap-on, Inc.	1,811
32	Stanley Black & Decker, Inc.	3,103
37	Xylem, Inc.	1,215

		42,712

	Media — 3.2%
46	Cablevision Systems Corp., Class A	1,494
91	CBS Corp., Class B	3,631
435	Comcast Corp., Class A	24,743
76	Comcast Corp., Special Class A	4,350
31	Discovery Communications, Inc., Class A (a)	807
53	Discovery Communications, Inc., Class C (a)	1,287
84	Interpublic Group of Cos. (The), Inc.	1,607
78	News Corp., Class A	984
22	News Corp., Class B	282
50	Omnicom Group, Inc.	3,295
19	Scripps Networks Interactive, Inc., Class A	935
47	TEGNA, Inc.	1,052
58	Time Warner Cable, Inc.	10,403
168	Time Warner, Inc.	11,550
251	Twenty-First Century Fox, Inc., Class A	6,772
89	Twenty-First Century Fox, Inc., Class B	2,409
71	Viacom, Inc., Class B	3,064
319	Walt Disney (The) Co.	32,602

		111,267

	Metals & Mining — 0.3%
269	Alcoa, Inc.	2,598
214	Freeport-McMoRan, Inc.	2,074
109	Newmont Mining Corp.	1,752
66	Nucor Corp.	2,478

		8,902

	Multiline Retail — 0.7%
61	Dollar General Corp.	4,419
48	Dollar Tree, Inc. (a)	3,200
41	Kohl’s Corp.	1,899
68	Macy’s, Inc.	3,490
29	Nordstrom, Inc.	2,079
129	Target Corp.	10,147

		25,234

	Multi-Utilities — 1.2%
50	Ameren Corp.	2,113
89	CenterPoint Energy, Inc.	1,606
57	CMS Energy Corp.	2,013

Shares	Description	Value

	Common Stocks (Continued)
	Multi-Utilities (Continued)
60	Consolidated Edison, Inc.	$4,011
122	Dominion Resources, Inc.	8,586
37	DTE Energy Co.	2,974
65	NiSource, Inc.	1,206
101	PG&E Corp.	5,333
104	Public Service Enterprise Group, Inc.	4,385
29	SCANA Corp.	1,631
48	Sempra Energy	4,643
48	TECO Energy, Inc.	1,260
65	WEC Energy Group, Inc.	3,394

		43,155

	Oil, Gas & Consumable Fuels — 5.7%
105	Anadarko Petroleum Corp.	6,341
78	Apache Corp.	3,054
85	Cabot Oil & Gas Corp.	1,858
106	Chesapeake Energy Corp.	777
387	Chevron Corp.	30,527
19	Cimarex Energy Co.	1,947
65	Columbia Pipeline Group, Inc.	1,189
254	ConocoPhillips	12,182
47	CONSOL Energy, Inc.	461
79	Devon Energy Corp.	2,930
113	EOG Resources, Inc.	8,226
31	EQT Corp.	2,008
858	Exxon Mobil Corp.	63,792
50	Hess Corp.	2,503
370	Kinder Morgan, Inc.	10,242
139	Marathon Oil Corp.	2,141
110	Marathon Petroleum Corp.	5,096
33	Murphy Oil Corp.	799
34	Newfield Exploration Co. (a)	1,119
87	Noble Energy, Inc.	2,626
157	Occidental Petroleum Corp.	10,385
43	ONEOK, Inc.	1,385
99	Phillips 66	7,607
31	Pioneer Natural Resources Co.	3,771
35	Range Resources Corp.	1,124
79	Southwestern Energy Co. (a)	1,002
138	Spectra Energy Corp.	3,625
25	Tesoro Corp.	2,431
102	Valero Energy Corp.	6,130
140	Williams (The) Cos., Inc.	5,159

		202,437

	Paper & Forest Products — 0.1%
86	International Paper Co.	3,250

	Personal Products — 0.1%
46	Estee Lauder (The) Cos., Inc., Class A	3,711

	Pharmaceuticals — 5.6%
81	Allergan PLC (a)	22,017
343	Bristol-Myers Squibb Co.	20,306
201	Eli Lilly and Co.	16,822

See Notes to Portfolio of Investments

First Trust CBOE® S&P 500® VIX® Tail Hedge Fund (VIXH)

Portfolio of Investments (Continued)
September 30, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Pharmaceuticals (Continued)
43	Endo International PLC (a)	$2,979
570	Johnson & Johnson	53,209
24	Mallinckrodt PLC (a)	1,534
579	Merck & Co., Inc.	28,597
85	Mylan N.V. (a)	3,422
30	Perrigo Co. PLC	4,718
1,269	Pfizer, Inc.	39,859
94	Zoetis, Inc.	3,871

		197,334

	Professional Services — 0.2%
7	Dun & Bradstreet (The) Corp.	735
24	Equifax, Inc.	2,332
75	Nielsen Holdings PLC	3,335
28	Robert Half International, Inc.	1,433

		7,835

	Real Estate Investment Trusts — 2.6%
87	American Tower Corp.	7,654
32	Apartment Investment & Management Co., Class A	1,185
27	AvalonBay Communities, Inc.	4,720
32	Boston Properties, Inc.	3,789
69	Crown Castle International Corp.	5,442
12	Equinix, Inc.	3,281
75	Equity Residential	5,634
14	Essex Property Trust, Inc.	3,128
120	General Growth Properties, Inc.	3,116
95	HCP, Inc.	3,539
155	Host Hotels & Resorts, Inc.	2,450
39	Iron Mountain, Inc.	1,210
85	Kimco Realty Corp.	2,077
28	Macerich (The) Co.	2,151
36	Plum Creek Timber Co., Inc.	1,422
108	Prologis, Inc.	4,201
30	Public Storage	6,349
48	Realty Income Corp.	2,275
64	Simon Property Group, Inc.	11,758
20	SL Green Realty Corp.	2,163
68	Ventas, Inc.	3,812
36	Vornado Realty Trust	3,255
72	Welltower, Inc.	4,876
106	Weyerhaeuser Co.	2,898

		92,385

	Real Estate Management & Development — 0.1%
60	CBRE Group, Inc., Class A (a)	1,920

	Road & Rail — 0.9%
202	CSX Corp.	5,434
19	J.B. Hunt Transport Services, Inc.	1,357
23	Kansas City Southern	2,090
62	Norfolk Southern Corp.	4,737
11	Ryder System, Inc.	814

Shares	Description	Value

	Common Stocks (Continued)
	Road & Rail (Continued)
179	Union Pacific Corp.	$15,825

		30,257

	Semiconductors & Semiconductor Equipment — 2.4%
62	Altera Corp.	3,105
65	Analog Devices, Inc.	3,667
247	Applied Materials, Inc.	3,628
53	Avago Technologies Ltd.	6,625
115	Broadcom Corp., Class A	5,914
16	First Solar, Inc. (a)	684
978	Intel Corp.	29,477
32	KLA-Tencor Corp.	1,600
33	Lam Research Corp.	2,156
49	Linear Technology Corp.	1,977
43	Microchip Technology, Inc.	1,853
221	Micron Technology, Inc. (a)	3,311
105	NVIDIA Corp.	2,588
31	Qorvo, Inc. (a)	1,397
39	Skyworks Solutions, Inc.	3,284
211	Texas Instruments, Inc.	10,449
53	Xilinx, Inc.	2,247

		83,962

	Software — 3.9%
103	Activision Blizzard, Inc.	3,182
102	Adobe Systems, Inc. (a)	8,387
47	Autodesk, Inc. (a)	2,075
64	CA, Inc.	1,747
33	Citrix Systems, Inc. (a)	2,286
64	Electronic Arts, Inc. (a)	4,336
57	Intuit, Inc.	5,059
1,645	Microsoft Corp.	72,808
669	Oracle Corp.	24,164
38	Red Hat, Inc. (a)	2,731
128	salesforce.com, Inc. (a)	8,887
141	Symantec Corp.	2,745

		138,407

	Specialty Retail — 2.6%
15	Advance Auto Parts, Inc.	2,843
16	AutoNation, Inc. (a)	931
6	AutoZone, Inc. (a)	4,343
35	Bed Bath & Beyond, Inc. (a)	1,996
63	Best Buy Co., Inc.	2,338
43	CarMax, Inc. (a)	2,551
22	GameStop Corp., Class A	907
49	Gap (The), Inc.	1,396
264	Home Depot (The), Inc.	30,489
53	L Brands, Inc.	4,777
190	Lowe’s Cos., Inc.	13,095
20	O’Reilly Automotive, Inc. (a)	5,000
85	Ross Stores, Inc.	4,120
16	Signet Jewelers Ltd.	2,178
132	Staples, Inc.	1,548

See Notes to Portfolio of Investments

First Trust CBOE® S&P 500® VIX® Tail Hedge Fund (VIXH)

Portfolio of Investments (Continued)
September 30, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
23	Tiffany & Co.	$1,776
139	TJX (The) Cos., Inc.	9,927
28	Tractor Supply Co.	2,361
20	Urban Outfitters, Inc. (a)	588

		93,164

	Technology Hardware, Storage & Peripherals — 4.5%
1,173	Apple, Inc.	129,382
396	EMC Corp.	9,567
372	Hewlett-Packard Co.	9,527
62	NetApp, Inc.	1,835
42	SanDisk Corp.	2,282
62	Seagate Technology PLC	2,777
47	Western Digital Corp.	3,734

		159,104

	Textiles, Apparel & Luxury Goods — 1.0%
57	Coach, Inc.	1,649
9	Fossil Group, Inc. (a)	503
83	Hanesbrands, Inc.	2,402
40	Michael Kors Holdings Ltd. (a)	1,689
139	NIKE, Inc., Class B	17,093
17	PVH Corp.	1,733
12	Ralph Lauren Corp.	1,418
37	Under Armour, Inc., Class A (a)	3,581
70	VF Corp.	4,775

		34,843

	Thrifts & Mortgage Finance — 0.0%
99	Hudson City Bancorp, Inc.	1,007

	Tobacco — 1.6%
403	Altria Group, Inc.	21,923
319	Philip Morris International, Inc.	25,307
171	Reynolds American, Inc.	7,570

		54,800

	Trading Companies & Distributors — 0.2%
60	Fastenal Co.	2,197
20	United Rentals, Inc. (a)	1,201

Shares	Description	Value

	Common Stocks (Continued)
	Trading Companies & Distributors (Continued)
12	W.W. Grainger, Inc.	$2,580

		5,978

	Total Common Stocks — 98.8%	3,478,778
	(Cost $3,165,166)

Contracts

	Options Purchased — 1.2%
	Call Options — 1.2%
305	VIX US, expiring 10/21/2015, Strike Price $27 (a)	41,175
	(Cost $36,003)

	Total Investments — 100.0%	3,519,953
	(Cost $3,201,169) (c)
	Net Other Assets and Liabilities — 0.0%	1,378

	Net Assets — 100.0%	$3,521,331

(a)	Non-income producing security.
(b)	Non-income producing security which makes payment-in-kind (“PIK”) distributions. For the fiscal year-to-date period (January 1, 2015 to September 30, 2015), the Fund received fractional PIK shares of Google, Inc., Class C.
(c)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $514,882 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $196,098.

See Notes to Portfolio of Investments

First Trust CBOE® S&P 500® VIX® Tail Hedge Fund (VIXH)

Portfolio of Investments (Continued)
September 30, 2015 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$3,478,778	$—	$—
Options Purchased	41,175	—	—
Total Investments	$3,519,953	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2015.

See Notes to Portfolio of Investments

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments

September 30, 2015 (Unaudited)

1. Organization

First Trust Exchange-Traded Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Trust currently consists of nineteen exchange-traded funds. This report covers the ten funds listed below:

First Trust NASDAQ-100 Equal Weighted Index Fund – (The NASDAQ® Stock Market LLC (“NASDAQ”) ticker “QQEW”)

First Trust NASDAQ-100-Technology Sector Index Fund – (NASDAQ ticker “QTEC”)

First Trust NASDAQ-100 Ex-Technology Sector Index Fund – (NASDAQ ticker “QQXT”)

First Trust NASDAQ® Clean Edge® Green Energy Index Fund – (NASDAQ ticker “QCLN”)

First Trust S&P REIT Index Fund – (NYSE Arca, Inc. (“NYSE Arca”) ticker “FRI”)

First Trust ISE Water Index Fund – (NYSE Arca ticker “FIW”)

First Trust ISE-Revere Natural Gas Index Fund – (NYSE Arca ticker “FCG”)

First Trust ISE Chindia Index Fund – (NYSE Arca ticker “FNI”)

First Trust NASDAQ® ABA Community Bank Index Fund – (NASDAQ ticker “QABA”)

First Trust CBOE® S&P 500® VIX® Tail Hedge Fund – (NYSE Arca ticker “VIXH”)

The Funds, each of which is an investment company within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2. Valuation and Investment Practices

A. Portfolio Valuation

Each Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service, or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:

Common stocks and other equity securities listed on any national or foreign exchange (excluding NASDAQ and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

Shares of open-end funds are valued at fair value which is based on NAV per share.

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments (Continued)

September 30, 2015 (Unaudited)

Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. Over-the-counter options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
ο	Quoted prices for similar investments in active markets.
ο	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments (Continued)

September 30, 2015 (Unaudited)

ο	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
ο	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of September 30, 2015, is included with each Fund’s Portfolio of Investments.

B. Call Options

The First Trust CBOE® S&P 500® VIX® Tail Hedge Fund (“VIXH”) is subject to equity price risk in the normal course of pursuing its investment objective and may purchase out-of-the-money call options on the Chicago Board Options Exchange Market Volatility Index (the “VIX Index”) to hedge against changes in the value of equities. Also, VIXH may sell call options on the VIX Index in order to close out existing positions. The purchase of call options involves the risk of loss of all or a part of the cash paid for the call options (the premium). The market risk associated with purchasing options on the VIX Index is limited to the premium paid. When VIXH purchases a call option, the premium paid represents the cost of the call option. Options are marked-to-market daily and their value will be affected by changes in the market value of the stocks included in the stock index.

If VIXH elects to exercise a call option on the VIX Index, settlement does not occur by the delivery of the securities comprising the VIX Index. VIXH, as holder of the stock index option, receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. If VIXH elects to allow a call option to expire, then the equity price risk for purchased options is limited to the premium initially paid.

At September 30, 2015, VIXH held 305 options contracts with a notional value of $8,235. This is representative of contracts held throughout the period January 1, 2015 to September 30, 2015.

C. Securities Transactions

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

D. Securities Lending

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments (Continued)

September 30, 2015 (Unaudited)

Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At September 30, 2015, QQEW, QQXT, QCLN, FCG and FNI have securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

E. Repurchase Agreements

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury Notes. The U.S. Treasury Notes are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury Notes can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund is less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the period ended September 30, 2015, were received as collateral for lending securities.

Additional Information

First Trust Exchange-Traded Fund

September 30, 2015 (Unaudited)

Licensing Information

The First Trust NASDAQ-100 Equal Weighted Index Fund, First Trust NASDAQ-100 Ex-Technology Sector Index Fund and First Trust NASDAQ-100-Technology Sector Index Fund are not sponsored, endorsed, sold or promoted by The NASDAQ OMX Group, Inc. ("NASDAQ OMX") or its affiliates (NASDAQ OMX with its affiliates are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Funds. The Corporations' only relationship to First Trust with respect to the Funds is in the licensing of the NASDAQ®, NASDAQ OMX®, NASDAQ-100®, NASDAQ-100 Index®, NASDAQ-100 Equal Weighted IndexSM, NASDAQ-100 Ex-Tech Sector IndexSM and NASDAQ-100 Technology Sector IndexSM trademarks, and certain trade names of the Corporations and the use of the NASDAQ-100 Equal Weighted IndexSM, NASDAQ-100 Ex-Tech Sector IndexSM and the NASDAQ-100 Technology Sector IndexSM. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THESE FUNDS.

The First Trust NASDAQ® Clean Edge® Green Energy Index Fund is not sponsored, endorsed, sold or promoted by NASDAQ®, Clean Edge® or their affiliates (NASDAQ® and Clean Edge®, collectively with their affiliates, are referred to herein as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations' relationship to First Trust, with respect to the Fund, consists of: (i) the licensing of certain indexes, trade names, trademarks, and service marks and other proprietary data; (ii) the listing and trading of certain exchange-traded funds; and (iii) the calculating of intra-day portfolio values for the Fund's shares. The Corporations neither recommend nor endorse any investment in the Index or the Fund based thereon. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

The First Trust NASDAQ® ABA Community Bank Index Fund is not sponsored, endorsed, sold or promoted by The NASDAQ OMX Group, Inc. ("NASDAQ OMX"), American Bankers Association ("ABA") or their affiliates (NASDAQ OMX and ABA, collectively with their affiliates, are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy of descriptions and disclosures relating to, the Fund. The Corporations' only relationship to First Trust Advisors L.P. is in the licensing of the NASDAQ®, OMX®, NASDAQ OMX®, American Bankers Association, ABA, and NASDAQ OMX® ABA Community Bank IndexSM trademarks, and certain trade names and service marks of the Corporations and the use of the NASDAQ OMX ABA Community Bank IndexSM which is determined and composed by the Corporations without regard to Licensee or the Fund. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

The First Trust ISE Chindia Index Fund, First Trust ISE-Revere Natural Gas Index Fund and First Trust ISE Water Index Fund are not sponsored, endorsed, sold or promoted by International Securities Exchange, LLC, as Index Provider. The Index Provider makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. The Index Provider's only relationship to First Trust is the licensing of certain trademarks and trade names of the Index Provider and of the Indexes which are determined, composed and calculated by the Index Provider without regard to First Trust or the Funds.

The S&P REIT Index is a product of S&P Dow Jones Indices LLC (“SPDJI”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“SPFS”). The foregoing marks have been licensed for use by SPDJI and sublicensed by First Trust Advisors L.P. The First Trust S&P REIT Index Fund is not sponsored, endorsed, sold or promoted by SPDJI or its affiliates, and none of such parties make any representation regarding the advisability of investing in such Fund.

S&P® and S&P 500® are registered trademarks of Standard & Poor's Financial Services LLC ("SPFS"); and CBOE®, Chicago Board Options Exchange®, CBOE Volatility Index® and VIX® are registered trademarks of Chicago Board Options Exchange, Incorporated ("CBOE"); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by First Trust. THE FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY S&P DOW JONES INDICES LLC, SPFS, THEIR RESPECTIVE AFFILIATES OR BY CHICAGO BOARD OPTIONS EXCHANGE AND ITS AFFILIATES.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Trust Exchange-Traded Fund
By (Signature and Title)*	/s/ Mark R. Bradley
Mark R. Bradley, President and Chief Executive Officer (principal executive officer)
Date:	November 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark R. Bradley
Mark R. Bradley, President and Chief Executive Officer (principal executive officer)
Date:	November 19, 2015

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	November 19, 2015

* Print the name and title of each signing officer under his or her signature.